PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2025

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2025; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2025, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Bond Plus Class I *	99,185	$1,054,169	$1,415,726	$387,539
Bond Plus Class P *	169,739	1,808,248	2,185,205	420,397
Core Income Class I *	948,350	12,464,963	2,997,607	4,449,525
Core Income Class P *	2,598	34,877	29,230	28,170
Diversified Bond Class I *	6,738,048	74,336,963	8,284,253	15,917,261
Diversified Bond Class P *	928,020	14,012,482	3,771,504	1,344,007
Floating Rate Income Class I *	1,624,157	28,791,459	1,598,665	5,325,979
Floating Rate Income Class P *	291,246	5,294,219	3,118,576	748,254
High Yield Bond Class I *	8,719,140	99,714,259	25,752,700	17,059,924
High Yield Bond Class P *	326,231	4,138,931	2,383,288	675,371
Inflation Managed Class I *	6,497,234	86,658,452	9,843,026	6,570,844
Inflation Managed Class P *	322,955	4,956,339	4,512,730	2,554,179
Intermediate Bond Class P *	1,077,176	10,906,862	8,445,058	1,856,808
Short Duration Bond Class I *	8,460,878	100,216,768	19,598,892	7,238,857
Short Duration Bond Class P *	664,541	8,297,624	6,406,463	4,277,046
Total Return Class I *	22,006,240	333,030,789	54,141,562	31,086,612
Total Return Class P *	1,019,542	17,250,437	7,839,261	2,710,841
Emerging Markets Debt Class I *	473,802	7,273,566	1,013,278	881,851
Emerging Markets Debt Class P *	19,526	307,838	137,471	59,708
Dividend Growth Class I *	2,672,355	129,503,574	3,812,845	8,340,744
Dividend Growth Class P *	108,516	5,856,157	826,079	776,811
Equity Index Class I *	7,978,249	1,432,436,702	32,136,517	134,958,090
Equity Index Class P *	3,225,452	606,513,287	166,590,174	19,394,377
Focused Growth Class I *	667,954	58,042,387	3,710,421	6,552,863
Growth Class I *	4,365,723	390,083,986	2,286,761	35,748,578
Growth Class P *	138,734	13,565,498	2,812,850	914,714
Hedged Equity Class P *	959,058	13,715,234	4,806,582	1,035,609
Large-Cap Core Class I *	2,930,404	287,906,159	6,014,712	27,422,788
Large-Cap Core Class P *	54,404	6,032,439	2,390,128	1,357,692
Large-Cap Growth Class I *	2,929,264	97,539,295	824,676	10,529,411
Large-Cap Growth Class P *	55,102	2,190,350	630,598	646,082
Large-Cap Plus Bond Alpha Class I *	18	218	255	38
Large-Cap Plus Bond Alpha Class P *	36,221	442,300	469,540	80,919
Large-Cap Value Class I *	3,922,111	171,870,749	2,706,891	12,165,593
Large-Cap Value Class P *	110,477	5,386,935	1,614,652	1,005,749
Mid-Cap Growth Class I *	2,822,558	78,524,753	3,332,262	5,421,871
Mid-Cap Growth Class P *	61,249	1,893,878	712,877	464,841
Mid-Cap Plus Bond Alpha Class I *	3,544,037	144,869,257	2,071,973	11,293,927
Mid-Cap Plus Bond Alpha Class P *	19,274	984,489	962,084	117,134
Mid-Cap Value Class I *	806,813	29,266,383	4,974,231	4,130,204
Mid-Cap Value Class P *	35,010	1,904,186	745,589	124,736
QQQ® Plus Bond Alpha Class I *	5,086	63,430	49,234	3,405
QQQ® Plus Bond Alpha Class P *	479,653	5,996,105	5,901,557	377,863
Small-Cap Equity Class I *	1,074,560	37,771,711	2,044,210	2,051,404
Small-Cap Equity Class P *	29,216	1,357,833	263,727	102,863
Small-Cap Growth Class I *	720,073	22,993,056	2,231	2,306,203
Small-Cap Index Class I *	6,560,869	264,385,673	5,883,301	25,222,847
Small-Cap Index Class P *	1,570,155	65,012,928	18,802,432	3,840,033
Small-Cap Plus Bond Alpha Class I *	14	164	165	2
Small-Cap Plus Bond Alpha Class P *	46,415	531,198	742,928	439,027
Small-Cap Value Class I *	2,300,479	71,188,978	2,564,166	5,945,550
Small-Cap Value Class P *	52,110	1,990,602	540,928	218,263
Value Class I *	3,011,360	80,639,906	1,125,634	4,408,010
Value Class P *	35,802	1,111,923	672,756	206,255
Value Advantage Class I *	406,912	13,332,656	4,312,431	3,009,739

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Value Advantage Class P *	97,912	$3,290,406	$1,101,429	$320,253
Emerging Markets Class I *	6,798,594	160,918,615	14,580,990	16,281,447
Emerging Markets Class P *	348,754	8,667,458	2,555,957	593,461
International Equity Plus Bond Alpha Class I *	8,634	111,000	177,765	93,964
International Equity Plus Bond Alpha Class P *	50,521	651,010	691,016	112,114
International Growth Class P *	103,226	1,215,595	815,790	324,680
International Large-Cap Class I *	16,502,170	290,732,943	11,998,948	20,374,573
International Large-Cap Class P *	661,156	12,697,683	4,632,573	1,165,954
International Small-Cap Class I *	3,002,535	47,365,421	2,512,796	2,450,991
International Small-Cap Class P *	97,869	2,158,132	457,997	156,393
International Value Class I *	7,905,441	205,413,506	5,934,564	18,212,711
Health Sciences Class I *	1,185,039	90,409,568	3,357,221	7,933,216
Health Sciences Class P *	34,901	2,958,634	420,299	234,307
Real Estate Class I *	2,534,924	93,416,674	8,460,802	8,898,837
Real Estate Class P *	7,252	282,730	109,024	38,984
Technology Class I *	2,682,918	73,465,254	5,009,678	9,941,488
Technology Class P *	174,048	6,118,715	1,264,797	784,442
ESG Diversified Class P *	146,197	1,931,641	1,135,723	656,836
ESG Diversified Growth Class P *	510,946	6,562,124	4,684,861	2,678,001
PSF Avantis Balanced Allocation Class I *	690,417	14,529,834	1,742,803	680,804
PSF Avantis Balanced Allocation Class P *	63,469	1,355,943	5,046,121	5,780,614
Pacific Dynamix - Conservative Growth Class I *	706,110	17,017,389	508,725	1,420,645
Pacific Dynamix - Conservative Growth Class P *	995,344	24,285,845	12,033,252	5,192,029
Pacific Dynamix - Moderate Growth Class I *	2,508,526	86,666,927	3,342,071	3,639,967
Pacific Dynamix - Moderate Growth Class P *	3,008,213	105,229,788	24,769,741	8,548,673
Pacific Dynamix - Growth Class I *	3,761,113	160,398,965	5,971,234	8,722,719
Pacific Dynamix - Growth Class P *	2,764,797	119,379,991	30,824,166	5,462,036
Pacific Dynamix - Aggressive Growth Class I *	23,290	309,409	441,051	318,933
Pacific Dynamix - Aggressive Growth Class P *	679,686	9,061,850	7,499,488	1,703,471
Portfolio Optimization Conservative Class I *	861,082	14,546,662	2,603,707	1,254,879
Portfolio Optimization Conservative Class P *	1,116	19,098	3,168	4,317
Portfolio Optimization Moderate-Conservative Class I *	2,544,488	51,960,231	1,064,426	2,469,691
Portfolio Optimization Moderate-Conservative Class P *	9,304	192,352	21,048	86,679
Portfolio Optimization Moderate Class I *	10,726,958	260,487,445	10,750,418	17,395,495
Portfolio Optimization Moderate Class P *	45,361	1,115,200	350,440	258,297
Portfolio Optimization Growth Class I *	15,448,717	426,665,579	4,017,640	26,267,895
Portfolio Optimization Growth Class P *	195,204	5,458,129	349,723	241,168
Portfolio Optimization Aggressive-Growth Class I *	7,405,845	222,693,228	3,529,816	14,791,315
Portfolio Optimization Aggressive-Growth Class P *	122,840	3,739,656	470,545	364,968
American Funds IS American High-Income Trust Class 2	349,750	3,175,726	878,460	272,695
American Funds IS Asset Allocation Class 2	1,904,863	51,526,540	14,302,422	3,137,351
American Funds IS Asset Allocation Class 4	4,942,950	132,322,762	14,477,216	6,724,052
American Funds IS Capital World Bond Class 2	1,464	14,801	21,528	82,643
American Funds IS Growth Class 2	287,098	39,849,249	10,292,555	3,404,218
American Funds IS Growth Class 4	2,026,310	272,315,834	33,825,523	18,122,118
American Funds IS Growth-Income Class 2	370,492	24,556,234	9,137,480	1,981,231
American Funds IS Growth-Income Class 4	2,628,324	170,236,563	32,609,227	9,941,570
American Funds IS International Class 2	266,844	5,929,266	1,360,138	405,546
American Funds IS New World Fund® Class 2	207,467	6,645,176	1,693,094	497,419
BlackRock® 60/40 Target Allocation ETF V.I. Class I	2,487,160	36,959,201	8,996,665	4,375,246
BlackRock® Basic Value V.I. Class III	2,427,851	33,212,997	7,008,540	3,545,066
BlackRock® Global Allocation V.I. Class I	291,506	5,142,174	1,195,169	4,550,363
BlackRock® Global Allocation V.I. Class III	6,065,699	80,916,426	14,086,842	10,700,791
BNY Mellon VIF Appreciation Service Shares	182,960	5,986,450	1,969,269	3,300,533
DFA VA International Small Institutional Class	867,726	12,824,991	4,284,884	1,217,564
DFA VA International Value Institutional Class	476,393	8,827,567	3,959,511	1,221,699
DFA VA Short-Term Fixed Institutional Class	1,319,400	13,286,363	4,103,837	1,682,238
DFA VA US Large Value Institutional Class	341,229	11,912,311	3,654,247	1,278,240

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
DFA VA US Targeted Value Institutional Class	336,172	$7,489,920	$2,279,811	$538,621
Fidelity® VIP Bond Index Initial Class	5,223,381	51,398,064	20,235,062	3,121,141
Fidelity® VIP Bond Index Service Class 2	952,826	9,337,691	4,400,178	1,710,747
Fidelity® VIP Contrafund® Initial Class	154,286	9,240,216	4,725,966	1,321,474
Fidelity® VIP Contrafund® Service Class 2	2,411,008	137,089,912	30,980,006	9,443,440
Fidelity® VIP Emerging Markets Initial Class	260	4,124	4,063	15
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	122,739	1,476,555	100,363	575,585
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	247,064	2,937,597	285,963	224,650
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	420,076	5,515,595	630,805	1,680,610
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	26,104	450,286	212,052	308,305
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	919,321	15,683,616	2,840,070	2,621,412
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	40,732	720,147	238,427	183,163
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	1,200,260	21,040,562	4,817,274	3,456,693
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	297,136	8,961,627	3,087,540	869,222
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	744,094	22,181,457	2,913,463	1,155,960
Fidelity® VIP Freedom 2040 Portfolio℠ Initial Class	445	13,257	6,003	813
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	295,903	9,078,297	2,145,581	733,791
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	879,515	26,693,291	4,932,270	1,701,510
Fidelity® VIP Freedom 2050 Portfolio℠ Initial Class	1,352	37,415	19,283	2,860
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	876	13,635	13,092	26,537
Fidelity® VIP Freedom 2065 Portfolio℠ Initial Class	1,427	21,662	18,564	11,785
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	17,106	199,967	29,228	16,603
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	202,838	2,359,006	302,240	522,330
Fidelity® VIP Government Money Market Service Class	436,340,836	436,340,836	227,335,787	244,721,829
Fidelity® VIP Growth Initial Class	8,178	799,164	420,595	43,691
Fidelity® VIP Growth Service Class 2	950,097	88,244,992	26,205,123	11,718,028
Fidelity® VIP International Index Initial Class	5,400,240	75,873,369	25,609,894	1,903,699
Fidelity® VIP International Index Service Class 2	720,237	10,054,506	2,392,646	862,069
Fidelity® VIP Mid Cap Initial Class	252,251	9,461,922	3,697,166	790,752
Fidelity® VIP Mid Cap Service Class 2	2,015,811	70,896,081	21,769,047	3,810,254
Fidelity® VIP Total Market Index Initial Class	11,236,236	274,501,242	143,243,098	19,907,914
Fidelity® VIP Total Market Index Service Class 2	948,090	23,038,576	9,795,249	2,193,696
Fidelity® VIP Value Strategies Service Class 2	1,157,017	18,708,959	3,769,715	3,331,120
Templeton Foreign VIP Class 1	105,286	1,750,909	573,270	182,016
Templeton Foreign VIP Class 2	1,420,393	23,038,773	2,858,443	1,438,158
Templeton Global Bond VIP Class 1 *	83,019	1,162,265	249,777	185,905
Templeton Global Bond VIP Class 2 *	1,741,021	22,929,242	1,522,845	1,585,426
Invesco® V.I. Discovery Mid Cap Growth Series I	80	6,013	4,199	4,745
Invesco® V.I. EQV International Equity Series I	95,174	3,436,736	970,084	277,385
Invesco® V.I. EQV International Equity Series II	1,007,707	35,662,767	4,300,830	3,418,576
Invesco® V.I. Global Series I	102,337	3,883,675	1,392,051	642,983
Invesco® V.I. Global Series II	511,855	18,580,336	4,537,884	1,729,143
Invesco® V.I. Main Street Small Cap Fund® Series I	754,592	21,536,057	6,640,583	1,130,890
Janus Henderson Enterprise Institutional Shares	22,619	1,890,512	942,525	465,751
Janus Henderson Enterprise Service Shares	657,779	48,248,105	10,937,238	8,549,805
Janus Henderson Overseas Institutional Shares	56,376	3,146,933	829,483	260,859
Janus Henderson Overseas Service Shares	696,369	36,921,469	3,970,979	6,831,521
LVIP American Century Mid Cap Value Standard Class II	158,913	3,074,816	1,072,857	520,029
LVIP American Century Mid Cap Value Service Class	1,795,348	34,820,783	5,363,660	13,142,212
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	2,845	41,446	64,233	393,561
Lazard Retirement Global Dynamic Multi-Asset Service Shares	128,218	1,857,883	319,849	125,823
Lazard Retirement International Equity Service Shares	551,561	6,464,295	3,773,277	481,711
ClearBridge Variable Growth - Class I	37,747	530,348	139,983	71,221
ClearBridge Variable Mid Cap - Class I	140,196	3,336,669	1,031,890	536,891
ClearBridge Variable Mid Cap - Class II	598,516	14,071,106	1,690,708	2,380,502
ClearBridge Variable Small Cap Growth - Class I	92,340	2,603,977	689,311	255,577
Western Asset Variable Global High Yield Bond - Class I	239,909	1,487,436	100,535	475,155
Western Asset Variable Global High Yield Bond - Class II	56,647	367,641	23,134	548,693

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Lord Abbett Bond Debenture Class VC	3,232,826	$34,300,279	$5,341,182	$1,501,977
Lord Abbett Developing Growth Class VC	348,165	11,639,157	422,551	4,079,509
Lord Abbett Fundamental Equity Class VC	452,160	8,582,001	1,003,388	470,354
Lord Abbett Total Return Class VC	6,118,125	86,877,379	16,737,677	33,946,238
M Capital Appreciation	3,388,062	83,109,172	17,250,679	9,531,898
M International Equity	5,918,106	104,632,112	13,160,916	43,181,906
M Large Cap Growth	3,882,366	115,733,344	33,673,473	10,004,551
M Large Cap Value	3,955,507	67,401,832	14,997,558	4,728,119
MFS® Blended Research® Small Cap Equity - Initial Class	3,704	36,189	45,571	61,145
MFS® Government Securities - Initial Class	7,982	86,363	75,066	63,487
MFS® New Discovery Series - Initial Class *	311,230	4,855,195	2,050,198	633,745
MFS® New Discovery Series - Service Class *	3,323,323	40,212,213	5,046,184	4,813,076
MFS® Research International - Initial Class	129	2,667	4,133	14,531
MFS® Total Return Series - Initial Class	85,562	1,996,167	492,782	156,658
MFS® Utilities Series - Initial Class	9,076	342,444	179,429	34,727
MFS® Utilities Series - Service Class	463,163	17,053,671	2,002,608	1,427,416
MFS® Value Series - Initial Class	376,532	8,381,605	2,000,211	834,892
MFS® Value Series - Service Class	1,731,470	37,347,798	6,331,343	2,759,405
Neuberger Berman AMT Quality Equity Class I	242,799	10,382,079	5,523,623	1,873,052
Bain Capital Equity Opportunities Class 1 *	213,697	2,314,335	2,456,736	197,610
Bain Capital Equity Opportunities Class 2 *	503,382	5,446,588	6,030,599	601,235
PIMCO CommodityRealReturn® Strategy - Institutional Class	5,044	31,573	3,591	4,574
PIMCO Global Managed Asset Allocation - Advisor Class	685,302	8,038,590	1,160,902	1,989,807
PIMCO Global Managed Asset Allocation - Institutional Class	8,373	97,375	66,408	71,594
PIMCO Income - Administrative Class	7,745,601	80,166,971	32,017,427	2,715,421
PIMCO Long-Term U.S. Government - Institutional Class	31,363	234,599	7,893	4,218
Royce Micro-Cap Service Class	538,110	4,923,711	1,423,762	467,828
T. Rowe Price Blue Chip Growth - I	571,963	37,366,335	14,829,487	2,790,232
T. Rowe Price Blue Chip Growth - II	3,842,442	233,313,099	23,684,264	16,785,833
T. Rowe Price Equity Income - I	361,832	10,460,569	2,948,928	607,467
T. Rowe Price Equity Income - II	3,734,475	107,030,057	14,286,396	6,917,839
VanEck VIP Global Resources Initial Class	1,015,994	34,045,958	2,760,730	3,604,688
Vanguard® VIF Global Bond Index	139,836	2,633,108	2,332,976	835,151
Vanguard® VIF High Yield Bond	1,651,448	12,468,434	4,415,439	586,228
Vanguard® VIF Mid-Cap Index	2,984,253	83,439,701	28,493,519	3,151,658
Vanguard® VIF Real Estate Index	1,311,196	15,170,537	6,857,168	2,503,908
Vanguard® VIF Total Bond Market Index	596,189	6,438,837	1,964,471	570,578
Vanguard® VIF Total Stock Market Index	108,386	6,603,987	5,480,515	289,537

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Variable Accounts
	Bond	Bond	Core	Core	Diversified	Diversified
	Plus	Plus	Income	Income	Bond	Bond
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,054,169	$1,808,248	$12,464,963	$34,877	$74,336,963	$14,012,482
Receivables:
Due from Pacific Life Insurance Company	20	7,998	563	-	33,496	5,095
Investments sold	-	-	-	-	-	-
Total Assets	1,054,189	1,816,246	12,465,526	34,877	74,370,459	14,017,577
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	20	7,998	566	-	33,459	5,097
Total Liabilities	20	7,998	566	-	33,459	5,097
NET ASSETS	$1,054,169	$1,808,248	$12,464,960	$34,877	$74,337,000	$14,012,480
Units Outstanding	99,185	169,739	942,490	3,192	3,969,667	1,361,867
Accumulation Unit Value	$10.63	$10.65	$13.23	$10.93	$18.73	$10.29
Cost of Investments	$1,033,346	$1,765,414	$11,253,169	$32,449	$71,395,612	$13,109,162

	Floating	Floating	High Yield	High Yield	Inflation	Inflation
	Rate Income	Rate Income	Bond	Bond	Managed	Managed
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$28,791,459	$5,294,219	$99,714,259	$4,138,931	$86,658,452	$4,956,339
Receivables:
Due from Pacific Life Insurance Company	530	-	-	-	51,911	10,294
Investments sold	-	50,350	63,849	39,558	-	-
Total Assets	28,791,989	5,344,569	99,778,108	4,178,489	86,710,363	4,966,633
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	50,349	63,702	39,558	-	-
Investments purchased	539	-	-	-	52,001	10,293
Total Liabilities	539	50,349	63,702	39,558	52,001	10,293
NET ASSETS	$28,791,450	$5,294,220	$99,714,406	$4,138,931	$86,658,362	$4,956,340
Units Outstanding	1,624,826	364,179	926,772	307,057	1,125,409	410,429
Accumulation Unit Value	$17.72	$14.54	$107.59	$13.48	$77.00	$12.08
Cost of Investments	$21,416,901	$4,803,534	$82,903,681	$3,744,094	$73,190,435	$4,591,677

	Intermediate	Short Duration	Short Duration	Total	Total	Emerging
	Bond	Bond	Bond	Return	Return	Markets Debt
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$10,906,862	$100,216,768	$8,297,624	$333,030,789	$17,250,437	$7,273,566
Receivables:
Due from Pacific Life Insurance Company	4	34,230	202,577	80,360	414,597	-
Investments sold	-	-	-	-	-	-
Total Assets	10,906,866	100,250,998	8,500,201	333,111,149	17,665,034	7,273,566
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	9
Investments purchased	-	34,035	202,580	80,325	414,608	-
Total Liabilities	-	34,035	202,580	80,325	414,608	9
NET ASSETS	$10,906,866	$100,216,963	$8,297,621	$333,030,824	$17,250,426	$7,273,557
Units Outstanding	979,702	6,352,609	712,762	4,031,444	1,554,819	463,480
Accumulation Unit Value	$11.13	$15.78	$11.64	$82.61	$11.09	$15.69
Cost of Investments	$10,363,024	$90,125,707	$7,509,072	$284,123,932	$15,892,608	$5,787,657

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Emerging	Dividend	Dividend	Equity	Equity	Focused
	Markets Debt	Growth	Growth	Index	Index	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$307,838	$129,503,574	$5,856,157	$1,432,436,702	$606,513,287	$58,042,387
Receivables:
Due from Pacific Life Insurance Company	64,314	2,019	12,168	253,892	847,424	1,854
Investments sold	-	-	-	-	-	-
Total Assets	372,152	129,505,593	5,868,325	1,432,690,594	607,360,711	58,044,241
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	64,314	1,775	12,170	253,831	847,803	1,822
Total Liabilities	64,314	1,775	12,170	253,831	847,803	1,822
NET ASSETS	$307,838	$129,503,818	$5,856,155	$1,432,436,763	$606,512,908	$58,042,419
Units Outstanding	24,603	1,736,787	278,488	4,013,629	22,953,622	550,769
Accumulation Unit Value	$12.51	$74.57	$21.03	$356.89	$26.42	$105.38
Cost of Investments	$256,607	$52,608,648	$4,230,140	$420,208,501	$437,711,116	$21,113,001

			Hedged	Large-Cap	Large-Cap	Large-Cap
	Growth	Growth	Equity	Core	Core	Growth
	Class I	Class P	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$390,083,986	$13,565,498	$13,715,234	$287,906,159	$6,032,439	$97,539,295
Receivables:
Due from Pacific Life Insurance Company	37,726	1,147	3,972	5,213	-	14,205
Investments sold	-	-	-	-	803,112	-
Total Assets	390,121,712	13,566,645	13,719,206	287,911,372	6,835,551	97,553,500
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	803,110	-
Investments purchased	37,491	1,158	3,969	5,163	-	14,085
Total Liabilities	37,491	1,158	3,969	5,163	803,110	14,085
NET ASSETS	$390,084,221	$13,565,487	$13,715,237	$287,906,209	$6,032,441	$97,539,415
Units Outstanding	1,159,659	542,129	958,159	961,544	257,608	1,752,373
Accumulation Unit Value	$336.38	$25.02	$14.31	$299.42	$23.42	$55.66
Cost of Investments	$108,520,902	$9,102,289	$11,503,365	$77,280,723	$4,446,813	$50,898,762

		Large-Cap	Large-Cap
	Large-Cap	Plus Bond	Plus Bond	Large-Cap	Large-Cap	Mid-Cap
	Growth	Alpha	Alpha	Value	Value	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,190,350	$218	$442,300	$171,870,749	$5,386,935	$78,524,753
Receivables:
Due from Pacific Life Insurance Company	-	-	9,990	30,618	419,120	31,294
Investments sold	-	-	-	-	-	-
Total Assets	2,190,350	218	452,290	171,901,367	5,806,055	78,556,047
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	-	-	9,990	29,698	419,120	31,608
Total Liabilities	-	-	9,990	29,698	419,120	31,608
NET ASSETS	$2,190,350	$218	$442,300	$171,871,669	$5,386,935	$78,524,439
Units Outstanding	106,603	18	36,221	2,544,852	277,710	1,768,526
Accumulation Unit Value	$20.55	$12.18	$12.21	$67.54	$19.40	$44.40
Cost of Investments	$1,290,186	$218	$406,881	$74,529,382	$4,258,913	$72,946,426

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
		Mid-Cap	Mid-Cap			QQQ
	Mid-Cap	Plus Bond	Plus Bond	Mid-Cap	Mid-Cap	Plus Bond
	Growth	Alpha	Alpha	Value	Value	Alpha
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,893,878	$144,869,257	$984,489	$29,266,383	$1,904,186	$63,430
Receivables:
Due from Pacific Life Insurance Company	-	14,235	65,197	-	155,657	-
Investments sold	73,269	-	-	31	-	-
Total Assets	1,967,147	144,883,492	1,049,686	29,266,414	2,059,843	63,430
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	73,269	-	-	82	-	-
Investments purchased	-	13,640	65,197	-	155,656	-
Total Liabilities	73,269	13,640	65,197	82	155,656	-
NET ASSETS	$1,893,878	$144,869,852	$984,489	$29,266,332	$1,904,187	$63,430
Units Outstanding	110,863	1,332,327	50,955	413,096	94,341	4,995
Accumulation Unit Value	$17.08	$108.73	$19.32	$70.85	$20.18	$12.70
Cost of Investments	$1,741,443	$72,737,599	$925,108	$17,931,702	$1,587,221	$58,228

	QQQ
	Plus Bond	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Alpha	Equity	Equity	Growth	Index	Index
	Class P	Class I	Class P	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$5,996,105	$37,771,711	$1,357,833	$22,993,056	$264,385,673	$65,012,928
Receivables:
Due from Pacific Life Insurance Company	154	5,706	-	211	-	35,949
Investments sold	-	-	-	-	567,558	-
Total Assets	5,996,259	37,777,417	1,357,833	22,993,267	264,953,231	65,048,877
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	568,348	-
Investments purchased	154	5,559	-	-	-	35,984
Total Liabilities	154	5,559	-	-	568,348	35,984
NET ASSETS	$5,996,105	$37,771,858	$1,357,833	$22,993,267	$264,384,883	$65,012,893
Units Outstanding	471,172	666,238	73,664	416,046	3,697,678	3,592,946
Accumulation Unit Value	$12.73	$56.69	$18.43	$55.27	$71.50	$18.09
Cost of Investments	$5,622,218	$25,372,277	$1,117,432	$7,475,987	$144,200,350	$52,355,128

	Small-Cap	Small-Cap
	Plus Bond	Plus Bond	Small-Cap	Small-Cap
	Alpha	Alpha	Value	Value	Value	Value
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$164	$531,198	$71,188,978	$1,990,602	$80,639,906	$1,111,923
Receivables:
Due from Pacific Life Insurance Company	-	-	15,960	-	-	-
Investments sold	-	-	-	-	1,445	-
Total Assets	164	531,198	71,204,938	1,990,602	80,641,351	1,111,923
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	1	993	-
Investments purchased	-	-	15,882	-	-	-
Total Liabilities	-	-	15,882	1	993	-
NET ASSETS	$164	$531,198	$71,189,056	$1,990,601	$80,640,358	$1,111,923
Units Outstanding	14	46,415	906,543	120,501	1,826,703	60,924
Accumulation Unit Value	$11.42	$11.44	$78.53	$16.52	$44.15	$18.25
Cost of Investments	$164	$424,888	$45,930,795	$1,703,147	$39,501,928	$897,850

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
					International	International
					Equity	Equity
	Value	Value	Emerging	Emerging	Plus Bond	Plus Bond
	Advantage	Advantage	Markets	Markets	Alpha	Alpha
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$13,332,656	$3,290,406	$160,918,615	$8,667,458	$111,000	$651,010
Receivables:
Due from Pacific Life Insurance Company	815	1	-	54,005	-	-
Investments sold	-	-	21,731	-	-	-
Total Assets	13,333,471	3,290,407	160,940,346	8,721,463	111,000	651,010
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	22,035	-	-	-
Investments purchased	814	-	-	54,002	-	-
Total Liabilities	814	-	22,035	54,002	-	-
NET ASSETS	$13,332,657	$3,290,407	$160,918,311	$8,667,461	$111,000	$651,010
Units Outstanding	406,889	168,320	2,476,634	634,706	8,634	50,521
Accumulation Unit Value	$32.77	$19.55	$64.97	$13.66	$12.86	$12.89
Cost of Investments	$10,066,234	$2,598,712	$117,353,727	$7,109,678	$92,259	$577,422

	International	International	International	International	International	International
	Growth	Large-Cap	Large-Cap	Small-Cap	Small-Cap	Value
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,215,595	$290,732,943	$12,697,683	$47,365,421	$2,158,132	$205,413,506
Receivables:
Due from Pacific Life Insurance Company	-	-	128,663	810	21,202	-
Investments sold	-	16,423	-	-	-	502,619
Total Assets	1,215,595	290,749,366	12,826,346	47,366,231	2,179,334	205,916,125
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	16,753	-	-	-	502,654
Investments purchased	-	-	128,667	714	21,203	-
Total Liabilities	-	16,753	128,667	714	21,203	502,654
NET ASSETS	$1,215,595	$290,732,613	$12,697,679	$47,365,517	$2,158,131	$205,413,471
Units Outstanding	82,109	8,269,546	683,054	1,983,608	126,559	3,134,192
Accumulation Unit Value	$14.80	$35.16	$18.59	$23.88	$17.05	$65.54
Cost of Investments	$1,030,810	$146,957,474	$10,196,491	$32,583,783	$1,704,105	$84,128,410

	Health	Health	Real	Real
	Sciences	Sciences	Estate	Estate	Technology	Technology
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$90,409,568	$2,958,634	$93,416,674	$282,730	$73,465,254	$6,118,715
Receivables:
Due from Pacific Life Insurance Company	-	983	21,892	21	-	25,489
Investments sold	1,255	-	-	-	19,905	-
Total Assets	90,410,823	2,959,617	93,438,566	282,751	73,485,159	6,144,204
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,171	-	-	-	20,168	-
Investments purchased	-	985	22,025	21	-	25,491
Total Liabilities	1,171	985	22,025	21	20,168	25,491
NET ASSETS	$90,409,652	$2,958,632	$93,416,541	$282,730	$73,464,991	$6,118,713
Units Outstanding	702,099	161,440	881,788	21,341	1,529,066	196,307
Accumulation Unit Value	$128.77	$18.33	$105.94	$13.25	$48.05	$31.17
Cost of Investments	$45,190,622	$2,375,712	$63,163,348	$260,282	$31,117,870	$3,722,864

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
		ESG	PSF Avantis	PSF Avantis	Pacific Dynamix -	Pacific Dynamix -
	ESG	Diversified	Balanced	Balanced	Conservative	Conservative
	Diversified	Growth	Allocation	Allocation	Growth	Growth
	Class P	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,931,641	$6,562,124	$14,529,834	$1,355,943	$17,017,389	$24,285,845
Receivables:
Due from Pacific Life Insurance Company	1,306	107	6	1	-	2
Investments sold	-	-	-	-	1,037	-
Total Assets	1,932,947	6,562,231	14,529,840	1,355,944	17,018,426	24,285,847
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	1,045	-
Investments purchased	1,305	110	-	-	-	-
Total Liabilities	1,305	110	-	-	1,045	-
NET ASSETS	$1,931,642	$6,562,121	$14,529,840	$1,355,944	$17,017,381	$24,285,847
Units Outstanding	146,527	450,765	692,523	82,245	580,659	1,683,549
Accumulation Unit Value	$13.18	$14.56	$20.98	$16.49	$29.31	$14.43
Cost of Investments	$1,673,759	$5,404,884	$10,194,099	$981,654	$11,989,971	$20,565,889

	Pacific	Pacific			Pacific	Pacific
	Dynamix -	Dynamix -	Pacific	Pacific	Dynamix -	Dynamix -
	Moderate	Moderate	Dynamix -	Dynamix -	Aggressive	Aggressive
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$86,666,927	$105,229,788	$160,398,965	$119,379,991	$309,409	$9,061,850
Receivables:
Due from Pacific Life Insurance Company	2,167	127,387	-	175,207	-	151
Investments sold	-	-	40,894	-	-	-
Total Assets	86,669,094	105,357,175	160,439,859	119,555,198	309,409	9,062,001
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	40,846	-	-	-
Investments purchased	2,197	127,450	-	175,149	-	151
Total Liabilities	2,197	127,450	40,846	175,149	-	151
NET ASSETS	$86,666,897	$105,229,725	$160,399,013	$119,380,049	$309,409	$9,061,850
Units Outstanding	2,224,109	6,372,470	3,228,760	6,560,477	23,290	679,686
Accumulation Unit Value	$38.97	$16.51	$49.68	$18.20	$13.29	$13.33
Cost of Investments	$50,980,024	$81,216,208	$90,404,199	$92,676,753	$275,603	$7,861,848

			Portfolio	Portfolio
	Portfolio	Portfolio	Optimization	Optimization	Portfolio	Portfolio
	Optimization	Optimization	Moderate-	Moderate -	Optimization	Optimization
	Conservative	Conservative	Conservative	Conservative	Moderate	Moderate
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$14,546,662	$19,098	$51,960,231	$192,352	$260,487,445	$1,115,200
Receivables:
Due from Pacific Life Insurance Company	584	-	1,582	-	34,130	1,037
Investments sold	-	-	-	-	-	-
Total Assets	14,547,246	19,098	51,961,813	192,352	260,521,575	1,116,237
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	625	-	1,552	-	33,712	1,037
Total Liabilities	625	-	1,552	-	33,712	1,037
NET ASSETS	$14,546,621	$19,098	$51,960,261	$192,352	$260,487,863	$1,115,200
Units Outstanding	832,372	1,530	2,468,442	13,819	10,441,107	72,283
Accumulation Unit Value	$17.48	$12.48	$21.05	$13.92	$24.95	$15.43
Cost of Investments	$12,004,629	$15,443	$31,646,647	$149,868	$127,232,406	$847,084

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
			Portfolio	Portfolio	American Funds	American
	Portfolio	Portfolio	Optimization	Optimization	IS American	Funds
	Optimization	Optimization	Aggressive-	Aggressive-	High-Income	IS Asset
	Growth	Growth	Growth	Growth	Trust	Allocation
	Class I	Class P	Class I	Class P	Class 2	Class 2
ASSETS
Investments in mutual funds, at value	$426,665,579	$5,458,129	$222,693,228	$3,739,656	$3,175,726	$51,526,540
Receivables:
Due from Pacific Life Insurance Company	-	628	-	-	-	-
Investments sold	71,985	-	4,603	60	-	187,779
Total Assets	426,737,564	5,458,757	222,697,831	3,739,716	3,175,726	51,714,319
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	72,177	-	5,009	62	-	187,755
Investments purchased	-	629	-	-	-	-
Total Liabilities	72,177	629	5,009	62	-	187,755
NET ASSETS	$426,665,387	$5,458,128	$222,692,822	$3,739,654	$3,175,726	$51,526,564
Units Outstanding	15,104,856	331,931	7,269,300	214,876	217,061	2,734,168
Accumulation Unit Value	$28.25	$16.44	$30.63	$17.40	$14.63	$18.85
Cost of Investments	$178,118,441	$4,140,070	$94,503,355	$2,651,009	$3,118,728	$46,194,507

	American Funds	American Funds	American	American	American Funds	American Funds
	IS Asset	IS Capital	Funds	Funds	IS Growth-	IS Growth-
	Allocation	World Bond	IS Growth	IS Growth	Income	Income
	Class 4	Class 2	Class 2	Class 4	Class 2	Class 4
ASSETS
Investments in mutual funds, at value	$132,322,762	$14,801	$39,849,249	$272,315,834	$24,556,234	$170,236,563
Receivables:
Due from Pacific Life Insurance Company	1,877	-	309,298	-	696	-
Investments sold	-	-	-	248	-	17,112
Total Assets	132,324,639	14,801	40,158,547	272,316,082	24,556,930	170,253,675
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	350	-	17,134
Investments purchased	1,861	-	309,282	-	698	-
Total Liabilities	1,861	-	309,282	350	698	17,134
NET ASSETS	$132,322,778	$14,801	$39,849,265	$272,315,732	$24,556,232	$170,236,541
Units Outstanding	2,397,536	1,379	1,207,232	2,364,251	1,004,258	2,352,070
Accumulation Unit Value	$55.19	$10.73	$33.01	$115.18	$24.45	$72.38
Cost of Investments	$115,564,336	$14,298	$28,941,298	$179,002,122	$21,449,666	$130,615,859

	American Funds	American Funds IS	BlackRock 60/40 Target		BlackRock	BlackRock
	IS International	New World Fund	Allocation ETF	BlackRock Basic Value	Global Allocation	Global Allocation
	Class 2	Class 2	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$5,929,266	$6,645,176	$36,959,201	$33,212,997	$5,142,174	$80,916,426
Receivables:
Due from Pacific Life Insurance Company	37	1,046	4,838	370	-	70
Investments sold	-	-	-	-	-	-
Total Assets	5,929,303	6,646,222	36,964,039	33,213,367	5,142,174	80,916,496
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	8	-
Investments purchased	43	1,047	4,851	324	-	71
Total Liabilities	43	1,047	4,851	324	8	71
NET ASSETS	$5,929,260	$6,645,175	$36,959,188	$33,213,043	$5,142,166	$80,916,425
Units Outstanding	387,235	366,876	1,723,911	664,446	295,840	2,059,822
Accumulation Unit Value	$15.31	$18.11	$21.44	$49.99	$17.38	$39.28
Cost of Investments	$4,861,183	$5,478,172	$33,398,311	$32,600,467	$4,785,577	$85,525,342

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	BNY Mellon	DFA VA	DFA VA	DFA VA	DFA VA	DFA VA US
	VIF	International	International	Short-Term	US Large	Targeted
	Appreciation	Small	Value	Fixed	Value	Value
	Service	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Class	Class	Class	Class	Class
ASSETS
Investments in mutual funds, at value	$5,986,450	$12,824,991	$8,827,567	$13,286,363	$11,912,311	$7,489,920
Receivables:
Due from Pacific Life Insurance Company	80	5,033	73,143	-	3,303	70,016
Investments sold	-	-	-	-	-	-
Total Assets	5,986,530	12,830,024	8,900,710	13,286,363	11,915,614	7,559,936
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	23	-	-
Investments purchased	81	5,037	73,144	-	3,313	70,015
Total Liabilities	81	5,037	73,144	23	3,313	70,015
NET ASSETS	$5,986,449	$12,824,987	$8,827,566	$13,286,340	$11,912,301	$7,489,921
Units Outstanding	157,110	640,789	371,991	1,165,516	585,730	320,196
Accumulation Unit Value	$38.10	$20.01	$23.73	$11.40	$20.34	$23.39
Cost of Investments	$5,721,824	$10,607,394	$7,018,334	$13,339,394	$11,020,295	$7,388,540

						Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Emerging	Freedom 2010
	Bond Index	Bond Index	Contrafund	Contrafund	Markets	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$51,398,064	$9,337,691	$9,240,216	$137,089,912	$4,124	$1,476,555
Receivables:
Due from Pacific Life Insurance Company	19,932	14,801	42,170	7,060	-	-
Investments sold	-	-	-	-	-	-
Total Assets	51,417,996	9,352,492	9,282,386	137,096,972	4,124	1,476,555
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2
Investments purchased	19,943	14,802	42,168	7,406	-	-
Total Liabilities	19,943	14,802	42,168	7,406	-	2
NET ASSETS	$51,398,053	$9,337,690	$9,240,218	$137,089,566	$4,124	$1,476,553
Units Outstanding	5,234,850	911,232	310,717	1,437,119	252	64,318
Accumulation Unit Value	$9.82	$10.25	$29.74	$95.39	$16.40	$22.96
Cost of Investments	$50,271,288	$9,220,544	$8,263,579	$101,799,923	$4,048	$1,449,618

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$2,937,597	$5,515,595	$450,286	$15,683,616	$720,147	$21,040,562
Receivables:
Due from Pacific Life Insurance Company	-	13	21	115	-	14
Investments sold	-	-	-	-	33	-
Total Assets	2,937,597	5,515,608	450,307	15,683,731	720,180	21,040,576
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16	-	-	-	33	-
Investments purchased	-	-	20	85	-	-
Total Liabilities	16	-	20	85	33	-
NET ASSETS	$2,937,581	$5,515,608	$450,287	$15,683,646	$720,147	$21,040,576
Units Outstanding	118,972	212,784	29,242	550,363	41,489	709,352
Accumulation Unit Value	$24.69	$25.92	$15.40	$28.50	$17.36	$29.66
Cost of Investments	$3,071,043	$5,484,117	$389,046	$13,857,339	$606,969	$18,351,958

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2045	Freedom 2050
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$8,961,627	$22,181,457	$13,257	$9,078,297	$26,693,291	$37,415
Receivables:
Due from Pacific Life Insurance Company	3,377	6,256	-	5,909	-	-
Investments sold	-	-	-	-	897	-
Total Assets	8,965,004	22,187,713	13,257	9,084,206	26,694,188	37,415
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	893	-
Investments purchased	3,374	6,222	-	5,902	-	-
Total Liabilities	3,374	6,222	-	5,902	893	-
NET ASSETS	$8,961,630	$22,181,491	$13,257	$9,078,304	$26,693,295	$37,415
Units Outstanding	471,303	648,894	898	430,129	699,526	2,487
Accumulation Unit Value	$19.01	$34.18	$14.77	$21.11	$38.16	$15.05
Cost of Investments	$7,548,836	$18,303,268	$11,879	$7,404,515	$20,889,985	$33,066

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2055	Freedom 2065	Freedom Income	Freedom Income	Government Money	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Market	Growth
	Initial Class	Initial Class	Initial Class	Service Class 2	Service Class	Initial Class
ASSETS
Investments in mutual funds, at value	$13,635	$21,662	$199,967	$2,359,006	$436,340,836	$799,164
Receivables:
Due from Pacific Life Insurance Company	-	-	-	2	2,881,132	-
Investments sold	-	-	-	-	-	-
Total Assets	13,635	21,662	199,967	2,359,008	439,221,968	799,164
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	1
Investments purchased	-	-	-	-	2,881,436	-
Total Liabilities	-	-	-	-	2,881,436	1
NET ASSETS	$13,635	$21,662	$199,967	$2,359,008	$436,340,532	$799,163
Units Outstanding	879	1,396	15,672	121,997	35,969,651	32,434
Accumulation Unit Value	$15.52	$15.52	$12.76	$19.34	$12.13	$24.64
Cost of Investments	$11,008	$19,072	$189,966	$2,282,032	$436,340,836	$770,948

		Fidelity VIP	Fidelity VIP			Fidelity VIP Total
	Fidelity VIP Growth	International Index	International Index	Fidelity VIP Mid Cap	Fidelity VIP Mid Cap	Market Index
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$88,244,992	$75,873,369	$10,054,506	$9,461,922	$70,896,081	$274,501,242
Receivables:
Due from Pacific Life Insurance Company	6,611	14,193	16,602	1,662	1,795	239,173
Investments sold	-	-	-	-	-	-
Total Assets	88,251,603	75,887,562	10,071,108	9,463,584	70,897,876	274,740,415
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	6,562	14,232	16,603	1,664	1,549	239,103
Total Liabilities	6,562	14,232	16,603	1,664	1,549	239,103
NET ASSETS	$88,245,041	$75,873,330	$10,054,505	$9,461,920	$70,896,327	$274,501,312
Units Outstanding	817,135	4,136,848	550,665	437,403	1,125,328	11,492,241
Accumulation Unit Value	$107.99	$18.34	$18.26	$21.63	$63.00	$23.89
Cost of Investments	$84,805,258	$60,918,490	$7,687,966	$9,402,204	$68,932,816	$221,158,177

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	Fidelity VIP	Fidelity
	Total Market Index	VIP Value Strategies	Templeton Foreign	Templeton Foreign	Templeton Global Bond	Templeton Global Bond
	Service Class 2	Service Class 2	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$23,038,576	$18,708,959	$1,750,909	$23,038,773	$1,162,265	$22,929,242
Receivables:
Due from Pacific Life Insurance Company	84,065	414	82	3,114	70,965	4,903
Investments sold	-	-	-	-	-	-
Total Assets	23,122,641	18,709,373	1,750,991	23,041,887	1,233,230	22,934,145
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	84,072	408	81	3,114	70,964	4,858
Total Liabilities	84,072	408	81	3,114	70,964	4,858
NET ASSETS	$23,038,569	$18,708,965	$1,750,910	$23,038,773	$1,162,266	$22,929,287
Units Outstanding	920,580	354,920	102,662	1,174,867	124,977	1,962,911
Accumulation Unit Value	$25.03	$52.71	$17.06	$19.61	$9.30	$11.68
Cost of Investments	$17,935,720	$18,312,679	$1,480,781	$18,766,491	$1,087,826	$25,700,673

	Invesco V.I.	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Discovery	EQV	EQV			Main Street
	Mid Cap	International	International	Invesco V.I.	Invesco V.I.	Small Cap
	Growth	Equity	Equity	Global	Global	Fund
	Series I	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments in mutual funds, at value	$6,013	$3,436,736	$35,662,767	$3,883,675	$18,580,336	$21,536,057
Receivables:
Due from Pacific Life Insurance Company	-	3	1,389	-	1,463	75,976
Investments sold	-	-	-	228,977	-	-
Total Assets	6,013	3,436,739	35,664,156	4,112,652	18,581,799	21,612,033
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	228,978	-	-
Investments purchased	-	-	1,411	-	501	75,974
Total Liabilities	-	-	1,411	228,978	501	75,974
NET ASSETS	$6,013	$3,436,739	$35,662,745	$3,883,674	$18,581,298	$21,536,059
Units Outstanding	328	225,521	1,650,090	184,814	550,040	1,067,871
Accumulation Unit Value	$18.33	$15.24	$21.61	$21.01	$33.78	$20.17
Cost of Investments	$5,422	$3,205,094	$35,394,223	$4,044,087	$19,823,440	$20,511,741

			Janus		Janus	LVIP American
	Janus	Janus	Henderson	Janus	Mid Cap	Century
	Henderson	Henderson	Mid Cap	Henderson	Value	Inflation
	Enterprise	Enterprise	Value	Overseas	Overseas	Protection
	Institutional Shares	Service Shares	Institutional Shares (1)	Institutional Shares	Service Shares	Standard Class II (1)
ASSETS
Investments in mutual funds, at value	$1,890,512	$48,248,105	$-	$3,146,933	$36,921,469	$-
Receivables:
Due from Pacific Life Insurance Company	155,865	1,486	-	46	2,220	-
Investments sold	-	-	-	-	-	-
Total Assets	2,046,377	48,249,591	-	3,146,979	36,923,689	-
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	155,867	1,495	-	47	2,524	-
Total Liabilities	155,867	1,495	-	47	2,524	-
NET ASSETS	$1,890,510	$48,248,096	$-	$3,146,932	$36,921,165	$-
Units Outstanding	100,544	744,163	-	144,144	1,742,127	-
Accumulation Unit Value	$18.80	$64.84	See Note (1)	$21.83	$21.19	See Note (1)
Cost of Investments	$1,730,421	$46,834,649	$-	$2,434,985	$24,216,380	$-

(1) All units were fully redeemed or transferred prior to December 31, 2025 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	LVIP	LVIP	Lazard	Lazard
	American	American	Retirement	Retirement	Lazard
	Century	Century	Global	Global	Retirement
	Mid Cap Value	Mid Cap Value	Dynamic Multi-Asset	Dynamic Multi-Asset	International Equity	ClearBridge Variable
	Standard Class II	Service Class	Investor Shares	Service Shares	Service Shares	Growth - Class I
ASSETS
Investments in mutual funds, at value	$3,074,816	$34,820,783	$41,446	$1,857,883	$6,464,295	$530,348
Receivables:
Due from Pacific Life Insurance Company	-	2,283	-	3	-	-
Investments sold	87,045	-	350,057	-	10,390	-
Total Assets	3,161,861	34,823,066	391,503	1,857,886	6,474,685	530,348
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	87,047	-	350,058	-	10,388	-
Investments purchased	-	2,283	-	-	-	-
Total Liabilities	87,047	2,283	350,058	-	10,388	-
NET ASSETS	$3,074,814	$34,820,783	$41,445	$1,857,886	$6,464,297	$530,348
Units Outstanding	172,254	935,017	2,932	103,048	388,281	30,527
Accumulation Unit Value	$17.85	$37.24	$14.13	$18.03	$16.65	$17.37
Cost of Investments	$3,204,762	$35,826,356	$34,674	$1,641,429	$5,421,673	$614,727

				Western Asset	Western Asset
	ClearBridge	ClearBridge	ClearBridge Variable	Variable Global	Variable Global	Lord Abbett
	Variable Mid Cap -	Variable Mid Cap -	Small Cap Growth -	High Yield Bond -	High Yield Bond -	Bond Debenture
	Class I	Class II	Class I	Class I	Class II	Class VC
ASSETS
Investments in mutual funds, at value	$3,336,669	$14,071,106	$2,603,977	$1,487,436	$367,641	$34,300,279
Receivables:
Due from Pacific Life Insurance Company	-	807	6,806	-	2	27,599
Investments sold	80,095	-	-	-	-	-
Total Assets	3,416,764	14,071,913	2,610,783	1,487,436	367,643	34,327,878
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	80,094	-	-	2	-	-
Investments purchased	-	840	6,806	-	-	27,598
Total Liabilities	80,094	840	6,806	2	-	27,598
NET ASSETS	$3,336,670	$14,071,073	$2,603,977	$1,487,434	$367,643	$34,300,280
Units Outstanding	207,362	393,463	156,564	119,117	24,600	2,171,558
Accumulation Unit Value	$16.09	$35.76	$16.63	$12.49	$14.94	$15.80
Cost of Investments	$3,256,553	$12,863,072	$2,464,069	$1,436,642	$363,760	$36,615,974

	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Fundamental	Total		M	M
	Growth	Equity	Return	M Capital	International	Large Cap
	Class VC	Class VC	Class VC	Appreciation	Equity	Growth
ASSETS
Investments in mutual funds, at value	$11,639,157	$8,582,001	$86,877,379	$83,109,172	$104,632,112	$115,733,344
Receivables:
Due from Pacific Life Insurance Company	-	4	-	-	-	9,692
Investments sold	-	-	214,962	9,608	5,677	-
Total Assets	11,639,157	8,582,005	87,092,341	83,118,780	104,637,789	115,743,036
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	284	-	215,025	9,082	5,818	-
Investments purchased	-	-	-	-	-	9,703
Total Liabilities	284	-	215,025	9,082	5,818	9,703
NET ASSETS	$11,638,873	$8,582,005	$86,877,316	$83,109,698	$104,631,971	$115,733,333
Units Outstanding	275,923	214,078	6,768,184	431,553	1,654,167	620,152
Accumulation Unit Value	$42.18	$40.09	$12.84	$192.58	$63.25	$186.62
Cost of Investments	$15,687,921	$7,444,142	$91,890,268	$84,619,038	$74,176,918	$111,642,926

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
		MFS
		Blended		MFS	MFS
	M Large	Research Small Cap	MFS Government	New Discovery	New Discovery	MFS Research
	Cap	Equity -	Securities -	Series -	Series -	International -
	Value	Initial Class	Initial Class	Initial Class	Service Class	Initial Class
ASSETS
Investments in mutual funds, at value	$67,401,832	$36,189	$86,363	$4,855,195	$40,212,213	$2,667
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	712	-	-	26,779	2,781	-
Total Assets	67,402,544	36,189	86,363	4,881,974	40,214,994	2,667
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,259	-	-	26,780	2,807	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,259	-	-	26,780	2,807	-
NET ASSETS	$67,401,285	$36,189	$86,363	$4,855,194	$40,212,187	$2,667
Units Outstanding	1,083,397	1,849	8,871	298,684	842,405	152
Accumulation Unit Value	$62.21	$19.57	$9.74	$16.26	$47.73	$17.60
Cost of Investments	$56,355,330	$33,944	$84,527	$4,371,193	$43,605,515	$2,253

	MFS	MFS	MFS	MFS	MFS	Neuberger Berman
	Total Return	Utilities	Utilities	Value	Value	AMT Quality
	Series -	Series -	Series -	Series -	Series -	Equity
	Initial Class	Initial Class	Service Class	Initial Class	Service Class	Class I
ASSETS
Investments in mutual funds, at value	$1,996,167	$342,444	$17,053,671	$8,381,605	$37,347,798	$10,382,079
Receivables:
Due from Pacific Life Insurance Company	-	-	1,278	-	-	379
Investments sold	-	-	-	-	4,240	-
Total Assets	1,996,167	342,444	17,054,949	8,381,605	37,352,038	10,382,458
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	3	4,206	-
Investments purchased	-	-	1,232	-	-	379
Total Liabilities	-	-	1,232	3	4,206	379
NET ASSETS	$1,996,167	$342,444	$17,053,717	$8,381,602	$37,347,832	$10,382,079
Units Outstanding	123,118	20,845	486,377	447,803	1,512,309	231,797
Accumulation Unit Value	$16.21	$16.43	$35.06	$18.72	$24.70	$44.79
Cost of Investments	$2,043,198	$319,159	$15,780,857	$8,230,018	$35,088,110	$8,923,093

					PIMCO
			PIMCO	PIMCO	Global
	Bain Capital Equity	Bain Capital Equity	Commodity- RealReturn Strategy -	Global Managed Asset	Managed Asset Allocation -	PIMCO Income -
	Opportunities	Opportunities	Institutional	Allocation -	Institutional	Administrative
	Class 1	Class 2	Class	Advisor Class	Class	Class
ASSETS
Investments in mutual funds, at value	$2,314,335	$5,446,588	$31,573	$8,038,590	$97,375	$80,166,971
Receivables:
Due from Pacific Life Insurance Company	-	1	-	-	1	-
Investments sold	-	-	-	-	-	1,286
Total Assets	2,314,335	5,446,589	31,573	8,038,590	97,376	80,168,257
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	177	-	1,304
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	177	-	1,304
NET ASSETS	$2,314,335	$5,446,589	$31,573	$8,038,413	$97,376	$80,166,953
Units Outstanding	203,226	478,716	1,371	393,972	5,464	5,794,612
Accumulation Unit Value	$11.39	$11.38	$23.03	$20.40	$17.82	$13.83
Cost of Investments	$2,253,140	$5,404,347	$28,346	$7,131,618	$76,723	$77,071,327

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Variable Accounts
	PIMCO
	Long- Term U.S.		T. Rowe	T. Rowe	T. Rowe	T. Rowe
	Government -	Royce	Price	Price	Price	Price
	Institutional	Micro-Cap	Blue Chip	Blue Chip	Equity	Equity
	Class	Service Class	Growth - I	Growth - II	Income - I	Income - II
ASSETS
Investments in mutual funds, at value	$234,599	$4,923,711	$37,366,335	$233,313,099	$10,460,569	$107,030,057
Receivables:
Due from Pacific Life Insurance Company	-	259	4,669	-	11,699	-
Investments sold	-	-	-	16,690	-	4,352
Total Assets	234,599	4,923,970	37,371,004	233,329,789	10,472,268	107,034,409
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	17,139	-	4,529
Investments purchased	-	340	4,674	-	11,703	-
Total Liabilities	-	340	4,674	17,139	11,703	4,529
NET ASSETS	$234,599	$4,923,630	$37,366,330	$233,312,650	$10,460,565	$107,029,880
Units Outstanding	21,424	173,633	1,448,063	2,233,731	534,576	2,345,776
Accumulation Unit Value	$10.95	$28.36	$25.80	$104.45	$19.57	$45.63
Cost of Investments	$241,134	$5,429,176	$29,473,196	$140,089,974	$10,325,414	$102,132,739

	VanEck VIP Global	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Resources	Global Bond	High Yield	Mid-Cap	Real Estate	Total Bond
	Initial Class	Index	Bond	Index	Index	Market Index
ASSETS
Investments in mutual funds, at value	$34,045,958	$2,633,108	$12,468,434	$83,439,701	$15,170,537	$6,438,837
Receivables:
Due from Pacific Life Insurance Company	3,684	5,585	11,729	69,631	-	7
Investments sold	-	-	-	-	52,639	-
Total Assets	34,049,642	2,638,693	12,480,163	83,509,332	15,223,176	6,438,844
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	52,644	-
Investments purchased	3,703	5,586	11,721	69,642	-	-
Total Liabilities	3,703	5,586	11,721	69,642	52,644	-
NET ASSETS	$34,045,939	$2,633,107	$12,468,442	$83,439,690	$15,170,532	$6,438,844
Units Outstanding	1,045,433	237,732	939,251	4,453,752	1,284,597	615,875
Accumulation Unit Value	$32.57	$11.08	$13.27	$18.73	$11.81	$10.45
Cost of Investments	$22,637,218	$2,558,470	$11,778,986	$73,464,175	$15,262,717	$6,219,805

Vanguard VIF
Total Stock
Market Index
ASSETS
Investments in mutual funds, at value	$6,603,987
Receivables:
Due from Pacific Life Insurance Company	3
Investments sold	-
Total Assets	6,603,990
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-
Investments purchased	-
Total Liabilities	-
NET ASSETS	$6,603,990
Units Outstanding	261,323
Accumulation Unit Value	$25.27
Cost of Investments	$6,192,835

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Bond	Bond	Core	Core	Diversified	Diversified
	Plus	Plus	Income	Income	Bond	Bond
	Class I (1)	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,158	(699)	108,391	1,067	(143,169)	(111)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,158	(699)	108,391	1,067	(143,169)	(111)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,823	42,830	643,908	1,048	5,820,461	897,897
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,981	$42,131	$752,299	$2,115	$5,677,292	$897,786

	Floating	Floating	High Yield	High Yield	Inflation	Inflation
	Rate Income	Rate Income	Bond	Bond	Managed	Managed
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	757,356	(214)	409,633	(987)	200,269	33,032
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	757,356	(214)	409,633	(987)	200,269	33,032
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,088,783	260,460	5,829,364	200,312	5,811,847	263,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,846,139	$260,246	$6,238,997	$199,325	$6,012,116	$296,111

	Intermediate	Short Duration	Short Duration	Total	Total	Emerging Markets
	Bond	Bond	Bond	Return	Return	Debt
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(9,922)	138,232	14,717	566,516	17,807	28,418
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(9,922)	138,232	14,717	566,516	17,807	28,418
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	406,623	4,449,019	365,225	24,860,290	1,031,917	941,224
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$396,701	$4,587,251	$379,942	$25,426,806	$1,049,724	$969,642

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Emerging Markets	Dividend	Dividend	Equity	Equity	Focused
	Debt	Growth	Growth	Index	Index	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	978	2,591,239	11,800	70,657,248	(452,588)	1,944,358
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	978	2,591,239	11,800	70,657,248	(452,588)	1,944,358
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,433	14,109,665	749,135	152,217,289	83,661,543	6,980,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,411	$16,700,904	$760,935	$222,874,537	$83,208,955	$8,924,591

			Hedged	Large-Cap	Large-Cap	Large-Cap
	Growth	Growth	Equity	Core	Core	Growth
	Class I	Class P	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	23,697,490	(23,836)	(24,418)	15,297,872	(14,001)	4,264,640
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	23,697,490	(23,836)	(24,418)	15,297,872	(14,001)	4,264,640
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,068,752	1,435,899	908,980	22,373,242	811,915	9,400,773
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,766,242	$1,412,063	$884,562	$37,671,114	$797,914	$13,665,413

		Large-Cap	Large-Cap
	Large-Cap	Plus Bond	Plus Bond	Large-Cap	Large-Cap	Mid-Cap
	Growth	Alpha	Alpha	Value	Value	Growth
	Class P	Class I (1)	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	19,355	-	890	5,146,377	(16,768)	225,430
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	19,355	-	890	5,146,377	(16,768)	225,430
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	280,646	-	35,857	10,816,538	459,959	1,640,325
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$300,001	$-	$36,747	$15,962,915	$443,191	$1,865,755

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
		Mid-Cap	Mid-Cap			QQQ
	Mid-Cap	Plus Bond	Plus Bond	Mid-Cap	Mid-Cap	Plus Bond
	Growth	Alpha	Alpha	Value	Value	Alpha
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,515)	4,488,318	(9,874)	21,320	(5,281)	(48)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(5,515)	4,488,318	(9,874)	21,320	(5,281)	(48)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	54,053	7,838,566	59,525	2,957,486	149,931	4,593
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,538	$12,326,884	$49,651	$2,978,806	$144,650	$4,545

	QQQ
	Plus Bond	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Alpha	Equity	Equity	Growth	Index	Index
	Class P	Class I	Class P	Class I	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,752)	(36,222)	(2,799)	1,497,101	8,155,825	(226,851)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(6,752)	(36,222)	(2,799)	1,497,101	8,155,825	(226,851)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	375,118	2,846,703	102,083	1,053,527	21,699,383	7,415,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$368,366	$2,810,481	$99,284	$2,550,628	$29,855,208	$7,189,041

	Small-Cap	Small-Cap
	Plus Bond	Plus Bond	Small-Cap	Small-Cap
	Alpha	Alpha	Value	Value	Value	Value
	Class I (1)	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	54,014	1,107,722	(11,995)	1,546,368	2,638
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	-	54,014	1,107,722	(11,995)	1,546,368	2,638
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	106,124	2,812,107	130,721	12,447,881	148,925
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$-	$160,138	$3,919,829	$118,726	$13,994,249	$151,563

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
					International	International
					Equity	Equity
	Value	Value	Emerging	Emerging	Plus Bond	Plus Bond
	Advantage	Advantage	Markets	Markets	Alpha	Alpha
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	108,358	(3,325)	2,114,951	(6,491)	2,022	(1,493)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	108,358	(3,325)	2,114,951	(6,491)	2,022	(1,493)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,013,519	283,016	37,343,568	1,732,660	18,687	73,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,121,877	$279,691	$39,458,519	$1,726,169	$20,709	$72,095

	International	International	International	International	International	International
	Growth	Large-Cap	Large-Cap	Small-Cap	Small-Cap	Value
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(290)	3,694,276	(10,794)	56,049	273	6,032,138
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(290)	3,694,276	(10,794)	56,049	273	6,032,138
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	148,330	50,675,027	1,868,681	8,875,797	369,685	62,759,728
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,040	$54,369,303	$1,857,887	$8,931,846	$369,958	$68,791,866

	Health	Health	Real	Real
	Sciences	Sciences	Estate	Estate	Technology	Technology
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,162,022	(6,581)	1,925,452	(460)	2,284,173	34,096
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,162,022	(6,581)	1,925,452	(460)	2,284,173	34,096
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,634,143	421,315	(28,674)	5,479	11,336,645	1,093,724
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,796,165	$414,734	$1,896,778	$5,019	$13,620,818	$1,127,820

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
					Pacific	Pacific
		ESG	PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	ESG	Diversified	Balanced	Balanced	Conservative	Conservative
	Diversified	Growth	Allocation	Allocation	Growth	Growth
	Class P	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,540)	(7,935)	16,012	697,988	202,030	(14,832)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(4,540)	(7,935)	16,012	697,988	202,030	(14,832)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	195,095	792,318	1,873,957	179,292	1,622,902	2,300,871
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$190,555	$784,383	$1,889,969	$877,280	$1,824,932	$2,286,039

	Pacific	Pacific			Pacific	Pacific
	Dynamix -	Dynamix -	Pacific	Pacific	Dynamix -	Dynamix -
	Moderate	Moderate	Dynamix -	Dynamix -	Aggressive	Aggressive
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	341,107	(91,210)	866,433	(102,605)	(11,826)	(26,951)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	341,107	(91,210)	866,433	(102,605)	(11,826)	(26,951)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,195,190	12,189,318	21,901,823	15,513,580	28,944	1,180,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,536,297	$12,098,108	$22,768,256	$15,410,975	$17,118	$1,153,250

			Portfolio	Portfolio
	Portfolio	Portfolio	Optimization	Optimization	Portfolio	Portfolio
	Optimization	Optimization	Moderate-	Moderate -	Optimization	Optimization
	Conservative	Conservative	Conservative	Conservative	Moderate	Moderate
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,456	149	466,868	10,798	3,835,452	12,272
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	10,456	149	466,868	10,798	3,835,452	12,272
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,292,521	1,585	5,166,327	14,771	26,556,902	129,415
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,302,977	$1,734	$5,633,195	$25,569	$30,392,354	$141,687

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
			Portfolio	Portfolio	American Funds	American
	Portfolio	Portfolio	Optimization	Optimization	IS American	Funds
	Optimization	Optimization	Aggressive-	Aggressive-	High-Income	IS Asset
	Growth	Growth	Growth	Growth	Trust	Allocation
	Class I	Class P	Class I	Class P	Class 2	Class 2
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$197,878	$975,814
Net Investment Income	-	-	-	-	197,878	975,814
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12,135,101	472	5,954,303	12,914	(6,535)	(55,258)
Capital gain distributions	-	-	-	-	-	3,092,940
Realized Gain (Loss) on Investments	12,135,101	472	5,954,303	12,914	(6,535)	3,037,682
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	45,741,163	723,535	27,105,782	547,201	33,699	2,700,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,876,264	$724,007	$33,060,085	$560,115	$225,042	$6,713,639

	American	American Funds	American	American	American	American
	Funds	IS Capital	Funds	Funds	Funds	Funds
	IS Asset Allocation	World Bond	IS Growth	IS Growth	IS Growth- Income	IS Growth- Income
	Class 4	Class 2	Class 2	Class 4	Class 2	Class 4
INVESTMENT INCOME
Dividends	$2,279,499	$555	$51,144	$318,189	$203,698	$1,173,906
Net Investment Income	2,279,499	555	51,144	318,189	203,698	1,173,906
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	49,679	4,239	(105,757)	1,176,240	(152,304)	220,576
Capital gain distributions	8,736,241	-	2,613,615	19,915,625	3,346,535	26,818,512
Realized Gain (Loss) on Investments	8,785,920	4,239	2,507,858	21,091,865	3,194,231	27,039,088
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,949,034	785	3,798,540	24,255,586	115,650	(1,903,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,014,453	$5,579	$6,357,542	$45,665,640	$3,513,579	$26,309,951

	American	American	BlackRock
	Funds	Funds IS	60/40 Target		BlackRock	BlackRock
	IS International	New World Fund	Allocation ETF	BlackRock Basic Value	Global Allocation	Global Allocation
	Class 2	Class 2	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$71,854	$67,805	$844,490	$564,768	$167,751	$3,189,605
Net Investment Income	71,854	67,805	844,490	564,768	167,751	3,189,605
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(9,267)	(3,624)	(56,029)	84,741	285,773	(613,451)
Capital gain distributions	-	210,720	1,348,764	3,891,746	384,883	7,783,539
Realized Gain (Loss) on Investments	(9,267)	207,096	1,292,735	3,976,487	670,656	7,170,088
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,116,599	1,058,538	2,950,191	1,826,319	244,126	3,146,130
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,179,186	$1,333,439	$5,087,416	$6,367,574	$1,082,533	$13,505,823

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	BNY Mellon	DFA VA	DFA VA	DFA VA	DFA VA	DFA VA US
	VIF	International	International	Short-Term	US Large	Targeted
	Appreciation	Small	Value	Fixed	Value	Value
	Service	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Class	Class	Class	Class	Class
INVESTMENT INCOME
Dividends	$12,744	$390,706	$333,570	$518,344	$212,689	$127,110
Net Investment Income	12,744	390,706	333,570	518,344	212,689	127,110
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(205,205)	(30,497)	(8,209)	(20,050)	(66,975)	(26,828)
Capital gain distributions	1,193,860	472,716	242,813	-	664,323	575,062
Realized Gain (Loss) on Investments	988,655	442,219	234,604	(20,050)	597,348	548,234
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(315,463)	2,278,150	1,694,194	(827)	733,072	(52,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$685,936	$3,111,075	$2,262,368	$497,467	$1,543,109	$622,567

					Fidelity VIP	Fidelity VIP Freedom
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Emerging	2010
	Bond Index	Bond Index	Contrafund	Contrafund	Markets	Portfolio
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class (1)	Service Class 2
INVESTMENT INCOME
Dividends	$1,538,046	$269,609	$11,896	$-	$56	$45,277
Net Investment Income	1,538,046	269,609	11,896	-	56	45,277
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(57,111)	(13,075)	(46,886)	(271,779)	-	(34,057)
Capital gain distributions	-	-	1,285,966	21,128,640	22	23,885
Realized Gain (Loss) on Investments	(57,111)	(13,075)	1,239,080	20,856,861	22	(10,172)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,231,254	249,350	275,900	3,036,066	76	120,602
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,712,189	$505,884	$1,526,876	$23,892,927	$154	$155,707

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$79,554	$139,150	$11,591	$355,761	$16,377	$433,085
Net Investment Income	79,554	139,150	11,591	355,761	16,377	433,085
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,906)	(132,132)	9,903	24,549	2,731	18,467
Capital gain distributions	110,324	351,235	19,102	528,205	28,396	846,098
Realized Gain (Loss) on Investments	84,418	219,103	29,005	552,754	31,127	864,565
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	143,790	350,125	30,635	1,099,340	51,619	1,490,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$307,762	$708,378	$71,231	$2,007,855	$99,123	$2,788,167

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2045	Freedom 2050
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Service Class 2	Initial Class	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$180,986	$404,795	$213	$123,816	$306,185	$500
Net Investment Income	180,986	404,795	213	123,816	306,185	500
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(16,048)	10,482	(9)	(26,279)	(6,702)	(17)
Capital gain distributions	347,303	1,080,163	456	495,602	1,494,928	1,151
Realized Gain (Loss) on Investments	331,255	1,090,645	447	469,323	1,488,226	1,134
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	665,498	1,610,494	1,367	840,397	2,517,464	4,329
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,177,739	$3,105,934	$2,027	$1,433,536	$4,311,875	$5,963

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2055	Freedom 2065	Freedom Income	Freedom Income	Government Money	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Market	Growth
	Initial Class	Initial Class	Initial Class	Service Class 2	Service Class	Initial Class
INVESTMENT INCOME
Dividends	$172	$280	$6,540	$71,242	$17,706,198	$2,178
Net Investment Income	172	280	6,540	71,242	17,706,198	2,178
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,599	436	74	(9,516)	-	(5,273)
Capital gain distributions	1,753	977	67	779	-	93,924
Realized Gain (Loss) on Investments	3,352	1,413	141	(8,737)	-	88,651
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	784	2,536	11,112	133,851	-	12,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,308	$4,229	$17,793	$196,356	$17,706,198	$103,502

						Fidelity VIP
	Fidelity VIP Growth	Fidelity VIP International Index	Fidelity VIP International Index	Fidelity VIP Mid Cap	Fidelity VIP Mid Cap	Total Market Index
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$42,755	$1,790,120	$225,214	$38,510	$166,581	$2,147,082
Net Investment Income	42,755	1,790,120	225,214	38,510	166,581	2,147,082
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,572,529)	(43,414)	(9,017)	(90,513)	(337,129)	(427,532)
Capital gain distributions	11,400,403	-	-	896,456	7,413,975	-
Realized Gain (Loss) on Investments	8,827,874	(43,414)	(9,017)	805,943	7,076,846	(427,532)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,512,013	13,857,271	2,054,613	88,717	(373,421)	29,892,504
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,382,642	$15,603,977	$2,270,810	$933,170	$6,870,006	$31,612,054

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Fidelity VIP	Fidelity VIP
	Total Market Index	Value Strategies	Templeton Foreign	Templeton Foreign	Templeton Global Bond	Templeton Global Bond
	Service Class 2	Service Class 2	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 2
INVESTMENT INCOME
Dividends	$184,418	$143,735	$33,739	$483,158	$-	$-
Net Investment Income	184,418	143,735	33,739	483,158	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(33,391)	(338,293)	(2,376)	29,893	(8,833)	(376,822)
Capital gain distributions	-	715,098	84,874	1,349,083	-	-
Realized Gain (Loss) on Investments	(33,391)	376,805	82,498	1,378,976	(8,833)	(376,822)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,519,400	903,666	229,593	3,405,928	159,727	3,507,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,670,427	$1,424,206	$345,830	$5,268,062	$150,894	$3,130,917

	Invesco V.I. Discovery	Invesco V.I. EQV	Invesco V.I. EQV			Invesco V.I. Main Street
	Mid Cap	International	International	Invesco V.I.	Invesco V.I.	Small Cap
	Growth	Equity	Equity	Global	Global	Fund
	Series I	Series I	Series II	Series I	Series II	Series I
INVESTMENT INCOME
Dividends	$-	$45,585	$402,235	$-	$-	$89,929
Net Investment Income	-	45,585	402,235	-	-	89,929
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	114	(5,553)	12,535	(33,641)	(26,533)	(46,058)
Capital gain distributions	489	202,326	2,194,929	713,505	3,379,548	2,018,409
Realized Gain (Loss) on Investments	603	196,773	2,207,464	679,864	3,353,015	1,972,351
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15	211,439	2,505,658	(145,557)	(917,346)	(430,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$618	$453,797	$5,115,357	$534,307	$2,435,669	$1,631,696

	Janus	Janus	Janus Henderson	Janus	Janus	LVIP American Century
	Henderson	Henderson	Mid Cap	Henderson	Henderson	Inflation
	Enterprise	Enterprise	Value	Overseas	Overseas	Protection
	Institutional	Service	Institutional	Institutional	Service	Standard
	Shares	Shares	Shares (1)	Shares	Shares	Class II (1)
INVESTMENT INCOME
Dividends	$3,374	$22,470	$6	$37,332	$459,764	$-
Net Investment Income	3,374	22,470	6	37,332	459,764	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(22,305)	(587,202)	(111)	(8,584)	387,184	(15)
Capital gain distributions	122,925	4,003,963	162	-	-	-
Realized Gain (Loss) on Investments	100,620	3,416,761	51	(8,584)	387,184	(15)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,791	(52,255)	16	595,120	7,955,575	14
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,785	$3,386,976	$73	$623,868	$8,802,523	$(1)

(1) All units were fully redeemed or transfered prior to December 31, 2025 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	LVIP American	LVIP American	Lazard Retirement Global	Lazard Retirement Global	Lazard
	Century	Century	Dynamic	Dynamic	Retirement
	Mid Cap Value	Mid Cap Value	Multi- Asset	Multi- Asset	International Equity	ClearBridge Variable
	Standard Class II	Service Class	Investor Shares	Service Shares	Service Shares	Growth - Class I
INVESTMENT INCOME
Dividends	$59,783	$573,745	$4,378	$17,727	$95,576	$-
Net Investment Income	59,783	573,745	4,378	17,727	95,576	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(21,686)	(241,037)	36,201	1,528	(5,624)	(15,496)
Capital gain distributions	245,438	3,292,117	9,701	44,804	174,602	79,641
Realized Gain (Loss) on Investments	223,752	3,051,080	45,902	46,332	168,978	64,145
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(35,422)	(264,514)	3,168	179,719	1,024,513	(1,509)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,113	$3,360,311	$53,448	$243,778	$1,289,067	$62,636

	ClearBridge	ClearBridge	ClearBridge Variable	Western Asset Variable Global	Western Asset Variable Global	Lord Abbett
	Variable	Variable	Small Cap	High Yield	High Yield	Bond
	Mid Cap -	Mid Cap -	Growth -	Bond -	Bond -	Debenture
	Class I	Class II	Class I	Class I	Class II	Class VC
INVESTMENT INCOME
Dividends	$9,874	$1,441	$-	$98,827	$22,733	$1,990,597
Net Investment Income	9,874	1,441	-	98,827	22,733	1,990,597
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(22,714)	56,196	(14,661)	9,202	(24,673)	(129,676)
Capital gain distributions	216,750	914,150	174,012	-	-	-
Realized Gain (Loss) on Investments	194,036	970,346	159,351	9,202	(24,673)	(129,676)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(57,610)	(405,059)	58,426	46,965	58,488	682,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,300	$566,728	$217,777	$154,994	$56,548	$2,543,564

	Lord Abbett	Lord Abbett
	Developing	Fundamental	Lord Abbett	M	M	M
	Growth	Equity	Total Return	Capital	International	Large Cap
	Class VC	Class VC	Class VC	Appreciation	Equity	Growth
INVESTMENT INCOME
Dividends	$22,059	$35,008	$4,010,113	$753,517	$2,754,717	$-
Net Investment Income	22,059	35,008	4,010,113	753,517	2,754,717	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,537,083)	12,675	(2,052,145)	392,765	8,977,094	543,278
Capital gain distributions	-	800,630	-	12,224,063	-	29,015,530
Realized Gain (Loss) on Investments	(2,537,083)	813,305	(2,052,145)	12,616,828	8,977,094	29,558,808
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,922,662	244,587	5,347,382	172,134	21,151,974	(9,834,681)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,407,638	$1,092,900	$7,305,350	$13,542,479	$32,883,785	$19,724,127

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
		MFS
		Blended		MFS	MFS
	M	Research Small Cap	MFS Government	New Discovery	New Discovery	MFS Research
	Large Cap	Equity -	Securities -	Series -	Series -	International -
	Value	Initial Class	Initial Class	Initial Class	Service Class	Initial Class
INVESTMENT INCOME
Dividends	$1,094,211	$483	$3,366	$-	$-	$23
Net Investment Income	1,094,211	483	3,366	-	-	23
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,701)	(1,694)	(104)	(11,142)	(1,968,249)	2,359
Capital gain distributions	3,838,716	4,775	-	-	-	-
Realized Gain (Loss) on Investments	3,833,015	3,081	(104)	(11,142)	(1,968,249)	2,359
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,306,419	(1,897)	1,771	632,974	6,450,429	(601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,233,645	$1,667	$5,033	$621,832	$4,482,180	$1,781

	MFS	MFS	MFS	MFS	MFS	Neuberger Berman AMT
	Total Return	Utilities	Utilities	Value	Value	Quality
	Series -	Series -	Series -	Series -	Series -	Equity
	Initial Class	Initial Class	Service Class	Initial Class	Service Class	Class I
INVESTMENT INCOME
Dividends	$50,259	$8,753	$439,777	$127,294	$486,905	$-
Net Investment Income	50,259	8,753	439,777	127,294	486,905	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,189)	(786)	(10,461)	(14,855)	(6,706)	(40,125)
Capital gain distributions	134,016	4,003	219,318	592,178	2,690,218	534,093
Realized Gain (Loss) on Investments	127,827	3,217	208,857	577,323	2,683,512	493,968
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,146	20,829	1,532,722	251,631	1,008,370	647,845
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$193,232	$32,799	$2,181,356	$956,248	$4,178,787	$1,141,813

			PIMCO	PIMCO Global	PIMCO Global
	Bain Capital	Bain Capital	Commodity- RealReturn	Managed Asset	Managed Asset	PIMCO
	Equity	Equity	Strategy -	Allocation -	Allocation -	Income -
	Opportunities	Opportunities	Institutional	Advisor	Institutional	Administrative
	Class 1 (1)	Class 2 (1)	Class	Class	Class	Class
INVESTMENT INCOME
Dividends	$-	$-	$883	$345,761	$5,019	$3,317,286
Net Investment Income	-	-	883	345,761	5,019	3,317,286
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,986)	(25,016)	(472)	47,147	6,394	(15,373)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(5,986)	(25,016)	(472)	47,147	6,394	(15,373)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	61,195	42,241	4,605	1,248,535	13,362	3,181,152
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,209	$17,225	$5,016	$1,641,443	$24,775	$6,483,065

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	PIMCO
	Long-Term U.S.		T. Rowe	T. Rowe	T. Rowe	T. Rowe
	Government -	Royce	Price	Price	Price	Price
	Institutional	Micro-Cap	Blue Chip	Blue Chip	Equity	Equity
	Class	Service Class	Growth - I	Growth - II	Income - I	Income - II
INVESTMENT INCOME
Dividends	$7,893	$-	$-	$-	$154,226	$1,454,400
Net Investment Income	7,893	-	-	-	154,226	1,454,400
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(192)	(98,455)	(117,971)	2,482,417	(28,008)	254,882
Capital gain distributions	-	733,748	3,045,858	20,826,747	991,726	10,256,902
Realized Gain (Loss) on Investments	(192)	635,293	2,927,887	23,309,164	963,718	10,511,784
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,718	(86,232)	2,381,351	14,135,357	130,089	1,529,520
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,419	$549,061	$5,309,238	$37,444,521	$1,248,033	$13,495,704

	VanEck VIP Global	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF Total Bond
	Resources	Global Bond	High Yield	Mid-Cap	Real Estate	Market
	Initial Class	Index	Bond	Index	Index	Index
INVESTMENT INCOME
Dividends	$730,507	$43,010	$579,157	$761,413	$302,940	$178,529
Net Investment Income	730,507	43,010	579,157	761,413	302,940	178,529
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	189,572	(13,677)	(9,738)	(135,447)	(135,976)	(2,934)
Capital gain distributions	-	2,622	-	3,033,375	193,974	-
Realized Gain (Loss) on Investments	189,572	(11,055)	(9,738)	2,897,928	57,998	(2,934)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,296,128	60,298	320,103	4,003,304	(16,881)	196,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,216,207	$92,253	$889,522	$7,662,645	$344,057	$371,697

Vanguard VIF
Total Stock
Market Index
INVESTMENT INCOME
Dividends	$21,519
Net Investment Income	21,519
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,717)
Capital gain distributions	100,457
Realized Gain (Loss) on Investments	84,740
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	260,318
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$366,577

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Bond Plus		Bond Plus		Core Income
	Class I (1)		Class P (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	5,158		(699)	-	108,391	14,564
Change in net unrealized appreciation (depreciation) on investments	20,823		42,830	4	643,908	335,666
Net Increase (Decrease) in Net Assets Resulting from Operations	25,981		42,131	4	752,299	350,230
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,847		128,401	-	544,011	433,139
Transfers between variable and fixed accounts, net	1,310,348		1,750,173	1,305	(1,169,048)	2,588,835
Policy maintenance charges	(5,856)		(109,186)	-	(453,866)	(436,687)
Policy benefits and terminations	(141,139)		-	-	(355,767)	(229,034)
Policy loans and loan repayments	(137,037)		(5,579)	-	(17,059)	99,130
Other	25		999	-	(187)	428
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,028,188		1,764,808	1,305	(1,451,916)	2,455,811
NET INCREASE (DECREASE) IN NET ASSETS	1,054,169		1,806,939	1,309	(699,617)	2,806,041
NET ASSETS
Beginning of Year or Period	-		1,309	-	13,164,577	10,358,536
End of Year or Period	$1,054,169		$1,808,248	$1,309	$12,464,960	$13,164,577

	Core Income		Diversified Bond		Diversified Bond
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,067	846	(143,169)	(420,728)	(111)	(28,197)
Change in net unrealized appreciation (depreciation) on investments	1,048	263	5,820,461	1,616,230	897,897	178,688
Net Increase (Decrease) in Net Assets Resulting from Operations	2,115	1,109	5,677,292	1,195,502	897,786	150,491
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,666	4,533	2,480,099	2,168,002	2,924,946	1,589,995
Transfers between variable and fixed accounts, net	(1,691)	263	(4,674,576)	3,315,289	984,505	3,701,383
Policy maintenance charges	2,389	(2,027)	(2,091,704)	(2,256,250)	(1,380,139)	(850,790)
Policy benefits and terminations	-	(5,507)	(3,399,538)	(2,587,912)	(14,904)	(7,779)
Policy loans and loan repayments	(2,328)	5,486	43,518	164,556	(87,091)	(59,336)
Other	24	(6)	9,200	(2,421)	184	(1,590)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,060	2,742	(7,633,001)	801,264	2,427,501	4,371,883
NET INCREASE (DECREASE) IN NET ASSETS	3,175	3,851	(1,955,709)	1,996,766	3,325,287	4,522,374
NET ASSETS
Beginning of Year	31,702	27,851	76,292,709	74,295,943	10,687,193	6,164,819
End of Year	$34,877	$31,702	$74,337,000	$76,292,709	$14,012,480	$10,687,193

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).
(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	Floating Rate Income		Floating Rate Income		High Yield Bond
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	757,356	980,409	(214)	2,950	409,633	470,972
Change in net unrealized appreciation (depreciation) on investments	1,088,783	1,506,696	260,460	145,635	5,829,364	5,345,032
Net Increase (Decrease) in Net Assets Resulting from Operations	1,846,139	2,487,105	260,246	148,585	6,238,997	5,816,004
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	659,429	1,033,115	806,109	470,680	1,878,435	2,312,702
Transfers between variable and fixed accounts, net	(2,156,435)	(3,108,479)	2,190,813	1,369,301	13,367,834	(495,111)
Policy maintenance charges	(1,028,655)	(965,883)	(611,392)	(288,170)	(2,798,836)	(2,810,316)
Policy benefits and terminations	(1,392,485)	(910,627)	(11,517)	(66,100)	(3,228,181)	(2,808,091)
Policy loans and loan repayments	194,499	(654,484)	(5,671)	(1,685)	(511,249)	(287,994)
Other	(3,668)	(1,410)	1,980	230	(15,214)	(4,739)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,727,315)	(4,607,768)	2,370,322	1,484,256	8,692,789	(4,093,549)
NET INCREASE (DECREASE) IN NET ASSETS	(1,881,176)	(2,120,663)	2,630,568	1,632,841	14,931,786	1,722,455
NET ASSETS
Beginning of Year	30,672,626	32,793,289	2,663,652	1,030,811	84,782,620	83,060,165
End of Year	$28,791,450	$30,672,626	$5,294,220	$2,663,652	$99,714,406	$84,782,620

	High Yield Bond		Inflation Managed		Inflation Managed
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(987)	585	200,269	117,961	33,032	2,654
Change in net unrealized appreciation (depreciation) on investments	200,312	120,161	5,811,847	1,690,494	263,079	52,755
Net Increase (Decrease) in Net Assets Resulting from Operations	199,325	120,746	6,012,116	1,808,455	296,111	55,409
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	549,300	397,877	1,973,931	3,024,773	1,171,574	324,234
Transfers between variable and fixed accounts, net	1,507,883	604,915	7,381,047	2,178,360	1,191,981	719,654
Policy maintenance charges	(242,168)	(189,991)	(2,733,085)	(2,802,969)	(398,715)	(227,308)
Policy benefits and terminations	(13,461)	(20,652)	(3,364,886)	(2,355,838)	(6,742)	(3,308)
Policy loans and loan repayments	(94,663)	4,252	28,922	37,962	322	(4,652)
Other	1,024	267	(13,747)	(1,522)	133	(891)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,707,915	796,668	3,272,182	80,766	1,958,553	807,729
NET INCREASE (DECREASE) IN NET ASSETS	1,907,240	917,414	9,284,298	1,889,221	2,254,664	863,138
NET ASSETS
Beginning of Year	2,231,691	1,314,277	77,374,064	75,484,843	2,701,676	1,838,538
End of Year	$4,138,931	$2,231,691	$86,658,362	$77,374,064	$4,956,340	$2,701,676

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	Intermediate Bond		Short Duration Bond		Short Duration Bond
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(9,922)	2,534	138,232	332,658	14,717	794
Change in net unrealized appreciation (depreciation) on investments	406,623	60,288	4,449,019	3,686,026	365,225	254,175
Net Increase (Decrease) in Net Assets Resulting from Operations	396,701	62,822	4,587,251	4,018,684	379,942	254,969
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	607,415	728,656	3,568,669	3,899,976	1,480,304	504,911
Transfers between variable and fixed accounts, net	6,588,873	1,482,683	16,174,955	(5,764,797)	1,435,923	849,319
Policy maintenance charges	(613,087)	(300,447)	(3,483,764)	(3,636,041)	(562,459)	(388,129)
Policy benefits and terminations	(1,201)	(35)	(3,368,427)	(2,318,734)	(77,569)	(69,208)
Policy loans and loan repayments	6,965	1,894	(530,423)	(452,381)	(148,115)	43,005
Other	(713)	(1,037)	(951)	2,492	1,331	2,451
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,588,252	1,911,714	12,360,059	(8,269,485)	2,129,415	942,349
NET INCREASE (DECREASE) IN NET ASSETS	6,984,953	1,974,536	16,947,310	(4,250,801)	2,509,357	1,197,318
NET ASSETS
Beginning of Year	3,921,913	1,947,377	83,269,653	87,520,454	5,788,264	4,590,946
End of Year	$10,906,866	$3,921,913	$100,216,963	$83,269,653	$8,297,621	$5,788,264

	Total Return		Total Return		Emerging Markets Debt
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	566,516	(38,019)	17,807	(8,294)	28,418	17,171
Change in net unrealized appreciation (depreciation) on investments	24,860,290	7,273,599	1,031,917	195,341	941,224	366,482
Net Increase (Decrease) in Net Assets Resulting from Operations	25,426,806	7,235,580	1,049,724	187,047	969,642	383,653
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,879,594	8,092,102	1,975,799	1,303,942	91,664	490,465
Transfers between variable and fixed accounts, net	46,345,560	28,725,151	4,335,061	5,904,398	456,490	(16,725)
Policy maintenance charges	(9,817,294)	(9,701,436)	(1,052,864)	(675,478)	(107,714)	(119,842)
Policy benefits and terminations	(21,706,648)	(5,867,276)	(12,902)	(8,362)	(313,588)	(153,274)
Policy loans and loan repayments	387,406	(486,759)	(115,278)	(54,558)	7,102	(108,835)
Other	(33,657)	(16,711)	(1,412)	685	(2,529)	109
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	23,054,961	20,745,071	5,128,404	6,470,627	131,425	91,898
NET INCREASE (DECREASE) IN NET ASSETS	48,481,767	27,980,651	6,178,128	6,657,674	1,101,067	475,551
NET ASSETS
Beginning of Year	284,549,057	256,568,406	11,072,298	4,414,624	6,172,490	5,696,939
End of Year	$333,030,824	$284,549,057	$17,250,426	$11,072,298	$7,273,557	$6,172,490

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	Emerging Markets Debt		Dividend Growth		Dividend Growth
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	978	32	2,591,239	3,189,316	11,800	10,603
Change in net unrealized appreciation (depreciation) on investments	29,433	11,514	14,109,665	11,129,513	749,135	532,339
Net Increase (Decrease) in Net Assets Resulting from Operations	30,411	11,546	16,700,904	14,318,829	760,935	542,942
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	33,931	56,098	2,243,658	2,336,918	518,196	476,981
Transfers between variable and fixed accounts, net	71,708	9,127	(1,027,984)	(1,767,659)	(6,106)	626,482
Policy maintenance charges	(20,472)	(18,769)	(2,661,563)	(2,813,456)	(450,802)	(416,383)
Policy benefits and terminations	(7,051)	-	(2,857,263)	(2,948,626)	(12,969)	(14,755)
Policy loans and loan repayments	(383)	9	(218,446)	(777,331)	955	743
Other	29	22	(6,275)	(17,336)	(6)	(7,876)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	77,762	46,487	(4,527,873)	(5,987,490)	49,268	665,192
NET INCREASE (DECREASE) IN NET ASSETS	108,173	58,033	12,173,031	8,331,339	810,203	1,208,134
NET ASSETS
Beginning of Year	199,665	141,632	117,330,787	108,999,448	5,045,952	3,837,818
End of Year	$307,838	$199,665	$129,503,818	$117,330,787	$5,856,155	$5,045,952

	Equity Index		Equity Index		Focused Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	70,657,248	75,576,781	(452,588)	(84,320)	1,944,358	1,931,605
Change in net unrealized appreciation (depreciation) on investments	152,217,289	201,281,361	83,661,543	59,781,132	6,980,233	9,741,706
Net Increase (Decrease) in Net Assets Resulting from Operations	222,874,537	276,858,142	83,208,955	59,696,812	8,924,591	11,673,311
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	18,961,121	21,454,582	86,337,754	53,849,573	943,291	1,019,297
Transfers between variable and fixed accounts, net	(30,169,999)	(82,281,890)	123,932,295	105,627,012	8,657	(1,399,052)
Policy maintenance charges	(25,649,268)	(26,365,634)	(53,949,641)	(35,133,434)	(1,283,493)	(1,246,793)
Policy benefits and terminations	(62,867,086)	(26,720,657)	(4,780,802)	(889,710)	(2,341,969)	(987,289)
Policy loans and loan repayments	(2,643,052)	(5,501,044)	(4,234,633)	(3,504,779)	(170,157)	(679,025)
Other	(453,274)	(133,833)	(109,291)	12,201	1,235	(153)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(102,821,558)	(119,548,476)	147,195,682	119,960,863	(2,842,436)	(3,293,015)
NET INCREASE (DECREASE) IN NET ASSETS	120,052,979	157,309,666	230,404,637	179,657,675	6,082,155	8,380,296
NET ASSETS
Beginning of Year	1,312,383,784	1,155,074,118	376,108,271	196,450,596	51,960,264	43,579,968
End of Year	$1,432,436,763	$1,312,383,784	$606,512,908	$376,108,271	$58,042,419	$51,960,264

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	Growth		Growth		Hedged Equity
	Class I		Class P		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	23,697,490	19,077,807	(23,836)	8,249	(24,418)	8,682
Change in net unrealized appreciation (depreciation) on investments	20,068,752	77,215,306	1,435,899	2,214,118	908,980	982,669
Net Increase (Decrease) in Net Assets Resulting from Operations	43,766,242	96,293,113	1,412,063	2,222,367	884,562	991,351
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,106,577	5,529,825	1,870,189	1,774,929	2,113,105	2,039,617
Transfers between variable and fixed accounts, net	(9,793,988)	(8,644,403)	1,385,319	1,028,901	3,330,852	3,051,880
Policy maintenance charges	(10,323,697)	(10,419,621)	(1,254,058)	(1,121,919)	(1,667,016)	(1,274,865)
Policy benefits and terminations	(16,992,165)	(13,332,834)	(91,432)	(30,786)	(15,539)	(29,348)
Policy loans and loan repayments	(1,451,356)	(2,192,781)	(11,540)	(37,382)	3,647	(177,402)
Other	(7,168)	(87,214)	(343)	(26,381)	5,926	5,229
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(33,461,797)	(29,147,028)	1,898,135	1,587,362	3,770,975	3,615,111
NET INCREASE (DECREASE) IN NET ASSETS	10,304,445	67,146,085	3,310,198	3,809,729	4,655,537	4,606,462
NET ASSETS
Beginning of Year	379,779,776	312,633,691	10,255,289	6,445,560	9,059,700	4,453,238
End of Year	$390,084,221	$379,779,776	$13,565,487	$10,255,289	$13,715,237	$9,059,700

	Large-Cap Core		Large-Cap Core		Large-Cap Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	15,297,872	12,921,029	(14,001)	8,965	4,264,640	6,355,609
Change in net unrealized appreciation (depreciation) on investments	22,373,242	41,807,797	811,915	578,400	9,400,773	17,981,263
Net Increase (Decrease) in Net Assets Resulting from Operations	37,671,114	54,728,826	797,914	587,365	13,665,413	24,336,872
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,027,218	4,726,992	1,096,822	583,386	1,766,734	2,093,214
Transfers between variable and fixed accounts, net	(654,224)	(2,921,307)	777,825	1,757,147	(5,122,745)	(14,270,094)
Policy maintenance charges	(8,974,678)	(9,404,249)	(720,971)	(460,880)	(2,705,552)	(3,158,755)
Policy benefits and terminations	(14,625,446)	(11,578,495)	(107,532)	(24,370)	(2,719,291)	(2,675,183)
Policy loans and loan repayments	(2,113,641)	(249,893)	(14,247)	(102,024)	(904,983)	(1,266,380)
Other	(67,296)	(66,756)	541	(7,209)	(18,877)	(18,836)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(21,408,067)	(19,493,708)	1,032,438	1,746,050	(9,704,714)	(19,296,034)
NET INCREASE (DECREASE) IN NET ASSETS	16,263,047	35,235,118	1,830,352	2,333,415	3,960,699	5,040,838
NET ASSETS
Beginning of Year	271,643,162	236,408,044	4,202,089	1,868,674	93,578,716	88,537,878
End of Year	$287,906,209	$271,643,162	$6,032,441	$4,202,089	$97,539,415	$93,578,716

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year/Period Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year/Period Ended December 31, 2024
	Large-Cap Growth		Large-Cap Plus Bond Alpha		Large-Cap Plus Bond Alpha
	Class P		Class I (1)		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	19,355	25,964	-		890	-
Change in net unrealized appreciation (depreciation) on investments	280,646	404,122	-		35,857	(438)
Net Increase (Decrease) in Net Assets Resulting from Operations	300,001	430,086	-		36,747	(438)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	343,240	132,329	162		46,410	4,705
Transfers between variable and fixed accounts, net	(237,771)	378,050	164		409,459	12,743
Policy maintenance charges	(121,293)	(101,970)	(112)		(52,373)	(78)
Policy benefits and terminations	-	-	-		-	-
Policy loans and loan repayments	-	-	-		(14,791)	-
Other	339	495	4		(84)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,485)	408,904	218		388,621	17,370
NET INCREASE (DECREASE) IN NET ASSETS	284,516	838,990	218		425,368	16,932
NET ASSETS
Beginning of Year or Period	1,905,834	1,066,844	-		16,932	-
End of Year or Period	$2,190,350	$1,905,834	$218		$442,300	$16,932

	Large-Cap Value		Large-Cap Value		Mid-Cap Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	5,146,377	5,565,727	(16,768)	3,560	225,430	475,619
Change in net unrealized appreciation (depreciation) on investments	10,816,538	7,208,172	459,959	292,586	1,640,325	1,693,303
Net Increase (Decrease) in Net Assets Resulting from Operations	15,962,915	12,773,899	443,191	296,146	1,865,755	2,168,922
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,752,347	3,132,398	907,200	888,950	1,691,715	1,980,201
Transfers between variable and fixed accounts, net	(3,019,515)	(3,548,259)	411,041	368,975	1,112,050	(3,629,469)
Policy maintenance charges	(4,242,823)	(4,711,221)	(607,469)	(570,384)	(1,781,903)	(2,061,132)
Policy benefits and terminations	(4,779,521)	(5,017,912)	(112,597)	(21,329)	(2,636,012)	(3,611,430)
Policy loans and loan repayments	(141,805)	(724,566)	4,866	(19,844)	(467,082)	(864,925)
Other	(27,295)	2,556	5,864	376	(8,397)	1,624
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,458,612)	(10,867,004)	608,905	646,744	(2,089,629)	(8,185,131)
NET INCREASE (DECREASE) IN NET ASSETS	6,504,303	1,906,895	1,052,096	942,890	(223,874)	(6,016,209)
NET ASSETS
Beginning of Year	165,367,366	163,460,471	4,334,839	3,391,949	78,748,313	84,764,522
End of Year	$171,871,669	$165,367,366	$5,386,935	$4,334,839	$78,524,439	$78,748,313

(1)	Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Period Ended December 31, 2024
	Mid-Cap Growth		Mid-Cap Plus Bond Alpha		Mid-Cap Plus Bond Alpha
	Class P		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(5,515)	(1,216)	4,488,318	10,785,261	(9,874)	(44)
Change in net unrealized appreciation (depreciation) on investments	54,053	35,742	7,838,566	8,992,054	59,525	(144)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,538	34,526	12,326,884	19,777,315	49,651	(188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	470,239	486,238	2,525,598	2,528,854	113,906	2,352
Transfers between variable and fixed accounts, net	71,429	81,274	(2,179,047)	(19,478,998)	810,685	88,600
Policy maintenance charges	(261,033)	(246,173)	(3,696,784)	(3,938,402)	(77,564)	(877)
Policy benefits and terminations	(11,626)	(5,247)	(5,525,918)	(5,389,741)	-	-
Policy loans and loan repayments	(20,315)	(43)	(321,378)	(358,578)	(2,968)	-
Other	(658)	388	(24,369)	(76,159)	890	2
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	248,036	316,437	(9,221,898)	(26,713,024)	844,949	90,077
NET INCREASE (DECREASE) IN NET ASSETS	296,574	350,963	3,104,986	(6,935,709)	894,600	89,889
NET ASSETS
Beginning of Year or Period	1,597,304	1,246,341	141,764,866	148,700,575	89,889	-
End of Year or Period	$1,893,878	$1,597,304	$144,869,852	$141,764,866	$984,489	$89,889

	Mid-Cap Value		Mid-Cap Value		QQQ Plus Bond Alpha
	Class I		Class P		Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	21,320	330,370	(5,281)	(1,467)	(48)	18
Change in net unrealized appreciation (depreciation) on investments	2,957,486	1,917,418	149,931	90,820	4,593	609
Net Increase (Decrease) in Net Assets Resulting from Operations	2,978,806	2,247,788	144,650	89,353	4,545	627
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	654,790	889,551	189,720	165,775	2,792	372
Transfers between variable and fixed accounts, net	2,127,831	1,689,859	567,966	289,441	45,279	12,059
Policy maintenance charges	(547,504)	(585,645)	(131,662)	(104,820)	(732)	(41)
Policy benefits and terminations	(1,293,018)	(697,727)	(3,700)	(3,323)	136	40
Policy loans and loan repayments	(100,176)	(429,772)	(1,929)	(4,387)	(1,644)	-
Other	2,100	(75)	459	197	(3)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	844,023	866,191	620,854	342,883	45,828	12,430
NET INCREASE (DECREASE) IN NET ASSETS	3,822,829	3,113,979	765,504	432,236	50,373	13,057
NET ASSETS
Beginning of Year or Period	25,443,503	22,329,524	1,138,683	706,447	13,057	-
End of Year or Period	$29,266,332	$25,443,503	$1,904,187	$1,138,683	$63,430	$13,057

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-35

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year/Period Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	QQQ Plus Bond Alpha		Small-Cap Equity		Small-Cap Equity
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(6,752)	(11)	(36,222)	205,255	(2,799)	(3,900)
Change in net unrealized appreciation (depreciation) on investments	375,118	(1,231)	2,846,703	2,656,059	102,083	91,206
Net Increase (Decrease) in Net Assets Resulting from Operations	368,366	(1,242)	2,810,481	2,861,314	99,284	87,306
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	363,086	7,278	777,799	779,815	157,552	148,600
Transfers between variable and fixed accounts, net	5,540,801	98,652	719,459	2,526,578	126,114	136,547
Policy maintenance charges	(373,960)	(644)	(766,365)	(835,682)	(119,937)	(59,871)
Policy benefits and terminations	-	-	(699,406)	(945,400)	(332)	(6,222)
Policy loans and loan repayments	(3,115)	-	(30,104)	(514,208)	(2,146)	(711)
Other	(3,118)	1	(8,564)	(2,820)	(386)	8,079
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,523,694	105,287	(7,181)	1,008,283	160,865	226,422
NET INCREASE (DECREASE) IN NET ASSETS	5,892,060	104,045	2,803,300	3,869,597	260,149	313,728
NET ASSETS
Beginning of Year or Period	104,045	-	34,968,558	31,098,961	1,097,684	783,956
End of Year or Period	$5,996,105	$104,045	$37,771,858	$34,968,558	$1,357,833	$1,097,684

	Small-Cap Growth		Small-Cap Index		Small-Cap Index
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,497,101	1,168,312	8,155,825	6,073,387	(226,851)	(40,097)
Change in net unrealized appreciation (depreciation) on investments	1,053,527	306,296	21,699,383	20,278,874	7,415,892	3,505,783
Net Increase (Decrease) in Net Assets Resulting from Operations	2,550,628	1,474,608	29,855,208	26,352,261	7,189,041	3,465,686
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	4,639,463	4,980,785	10,423,060	6,885,074
Transfers between variable and fixed accounts, net	(261,443)	(337,757)	(756,395)	(5,681,723)	11,409,624	11,286,929
Policy maintenance charges	(447,012)	(542,756)	(6,581,573)	(7,313,711)	(5,886,363)	(4,231,836)
Policy benefits and terminations	(1,401,780)	(865,707)	(15,412,074)	(6,571,705)	(436,934)	(136,489)
Policy loans and loan repayments	(194,331)	(106,564)	(1,199,293)	(1,051,376)	(542,976)	(198,159)
Other	617	(7,658)	(29,751)	(14,287)	(4,020)	9,542
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,303,949)	(1,860,442)	(19,339,623)	(15,652,017)	14,962,391	13,615,061
NET INCREASE (DECREASE) IN NET ASSETS	246,679	(385,834)	10,515,585	10,700,244	22,151,432	17,080,747
NET ASSETS
Beginning of Year	22,746,588	23,132,422	253,869,298	243,169,054	42,861,461	25,780,714
End of Year	$22,993,267	$22,746,588	$264,384,883	$253,869,298	$65,012,893	$42,861,461

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year/Period Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	Small-Cap Plus Bond Alpha		Small-Cap Plus Bond Alpha		Small-Cap Value
	Class I (1)		Class P (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	-		54,014	19	1,107,722	1,640,981
Change in net unrealized appreciation (depreciation) on investments	-		106,124	186	2,812,107	2,630,326
Net Increase (Decrease) in Net Assets Resulting from Operations	-		160,138	205	3,919,829	4,271,307
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1		9,359	-	1,417,890	1,834,896
Transfers between variable and fixed accounts, net	163		355,963	68,092	(1,396,686)	(3,820,821)
Policy maintenance charges	(1)		(59,798)	(1,138)	(1,560,117)	(1,840,214)
Policy benefits and terminations	-		-	-	(1,626,645)	(1,351,911)
Policy loans and loan repayments	-		240	-	(208,752)	(143,596)
Other	1		(1,862)	(1)	(7,069)	9,274
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	164		303,902	66,953	(3,381,379)	(5,312,372)
NET INCREASE (DECREASE) IN NET ASSETS	164		464,040	67,158	538,450	(1,041,065)
NET ASSETS
Beginning of Year or Period	-		67,158	-	70,650,606	71,691,671
End of Year or Period	$164		$531,198	$67,158	$71,189,056	$70,650,606

	Small-Cap Value		Value		Value
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(11,995)	(1,966)	1,546,368	686,698	2,638	764
Change in net unrealized appreciation (depreciation) on investments	130,721	84,273	12,447,881	5,919,984	148,925	42,205
Net Increase (Decrease) in Net Assets Resulting from Operations	118,726	82,307	13,994,249	6,606,682	151,563	42,969
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	344,511	336,152	2,318,237	2,598,889	131,777	94,871
Transfers between variable and fixed accounts, net	205,286	224,446	(1,391,690)	(54,816)	519,642	7,150
Policy maintenance charges	(192,460)	(163,491)	(1,838,180)	(2,153,477)	(106,330)	(65,221)
Policy benefits and terminations	(248)	(13,665)	(2,142,335)	(1,767,024)	(73,312)	-
Policy loans and loan repayments	(33,702)	(8,519)	(223,890)	(273,212)	(4,047)	(323)
Other	(723)	2,430	(4,455)	1,435	(1,229)	1,351
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	322,664	377,353	(3,282,313)	(1,648,205)	466,501	37,828
NET INCREASE (DECREASE) IN NET ASSETS	441,390	459,660	10,711,936	4,958,477	618,064	80,797
NET ASSETS
Beginning of Year	1,549,211	1,089,551	69,928,422	64,969,945	493,859	413,062
End of Year	$1,990,601	$1,549,211	$80,640,358	$69,928,422	$1,111,923	$493,859

(1)	Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year/Period Ended December 31, 2024	Year Ended December 31, 2025	Year/Period Ended December 31, 2024
	Value Advantage		Value Advantage		Emerging Markets
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	108,358	182,115	(3,325)	2,440	2,114,951	1,062,369
Change in net unrealized appreciation (depreciation) on investments	1,013,519	1,462,069	283,016	265,689	37,343,568	(3,150,745)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,121,877	1,644,184	279,691	268,129	39,458,519	(2,088,376)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	380,015	485,049	270,269	228,961	3,029,686	3,806,131
Transfers between variable and fixed accounts, net	2,536,991	(894,279)	844,853	405,893	5,005,570	(15,265,469)
Policy maintenance charges	(303,199)	(342,740)	(288,645)	(227,359)	(3,441,095)	(3,679,070)
Policy benefits and terminations	(1,279,858)	(136,391)	(35,976)	(2,391)	(6,102,980)	(3,192,542)
Policy loans and loan repayments	(40,484)	(301,839)	(9,249)	808	(190,984)	(438,287)
Other	9,227	932	(76)	(4,451)	(740)	(207,732)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,302,692	(1,189,268)	781,176	401,461	(1,700,543)	(18,976,969)
NET INCREASE (DECREASE) IN NET ASSETS	2,424,569	454,916	1,060,867	669,590	37,757,976	(21,065,345)
NET ASSETS
Beginning of Year	10,908,088	10,453,172	2,229,540	1,559,950	123,160,335	144,225,680
End of Year	$13,332,657	$10,908,088	$3,290,407	$2,229,540	$160,918,311	$123,160,335

	Emerging Markets		International Equity		International Equity
	Class P		Plus Bond Alpha Class I (1)		Plus Bond Alpha Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(6,491)	(31,024)	2,022	-	(1,493)	-
Change in net unrealized appreciation (depreciation) on investments	1,732,660	(71,319)	18,687	54	73,588	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,726,169	(102,343)	20,709	54	72,095	-
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	820,090	801,985	1,854	93	4,400	12
Transfers between variable and fixed accounts, net	1,745,918	467,840	82,842	6,343	605,162	-
Policy maintenance charges	(458,874)	(376,450)	(2,265)	-	(32,544)	-
Policy benefits and terminations	(92,976)	(16,803)	241	-	-	-
Policy loans and loan repayments	(52,093)	(27,303)	1,130	-	100	-
Other	430	(9,052)	(1)	-	1,785	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,962,495	840,217	83,801	6,436	578,903	12
NET INCREASE (DECREASE) IN NET ASSETS	3,688,664	737,874	104,510	6,490	650,998	12
NET ASSETS
Beginning of Year or Period	4,978,797	4,240,923	6,490	-	12	-
End of Year or Period	$8,667,461	$4,978,797	$111,000	$6,490	$651,010	$12

(1)	Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
	International Growth		International Large-Cap		International Large-Cap
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(290)	158	3,694,276	5,587,961	(10,794)	(8,163)
Change in net unrealized appreciation (depreciation) on investments	148,330	25,290	50,675,027	3,850,950	1,868,681	167,933
Net Increase (Decrease) in Net Assets Resulting from Operations	148,040	25,448	54,369,303	9,438,911	1,857,887	159,770
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	200,517	182,540	6,020,959	6,766,370	2,140,052	951,329
Transfers between variable and fixed accounts, net	412,462	73,479	1,681,721	(8,235,791)	2,112,522	1,858,107
Policy maintenance charges	(110,862)	(58,073)	(5,469,083)	(5,981,327)	(661,016)	(473,293)
Policy benefits and terminations	(5,586)	(1,951)	(9,694,383)	(6,077,775)	(100,034)	(4,845)
Policy loans and loan repayments	(4,349)	660	(826,881)	(808,515)	(28,660)	(11,821)
Other	(1,072)	161	(88,042)	80,432	3,753	9,797
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	491,110	196,816	(8,375,709)	(14,256,606)	3,466,617	2,329,274
NET INCREASE (DECREASE) IN NET ASSETS	639,150	222,264	45,993,594	(4,817,695)	5,324,504	2,489,044
NET ASSETS
Beginning of Year	576,445	354,181	244,739,019	249,556,714	7,373,175	4,884,131
End of Year	$1,215,595	$576,445	$290,732,613	$244,739,019	$12,697,679	$7,373,175

	International Small-Cap		International Small-Cap		International Value
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	56,049	214,480	273	(2,210)	6,032,138	3,305,873
Change in net unrealized appreciation (depreciation) on investments	8,875,797	(575,103)	369,685	(18,224)	62,759,728	2,669,499
Net Increase (Decrease) in Net Assets Resulting from Operations	8,931,846	(360,623)	369,958	(20,434)	68,791,866	5,975,372
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	797,756	1,015,387	266,996	200,210	4,247,527	4,649,280
Transfers between variable and fixed accounts, net	940,710	67,945	194,755	232,522	(4,719,718)	(861,386)
Policy maintenance charges	(904,292)	(930,074)	(154,650)	(82,162)	(5,149,322)	(5,126,210)
Policy benefits and terminations	(710,948)	(508,650)	(4,985)	(3,939)	(6,059,134)	(4,671,640)
Policy loans and loan repayments	(59,262)	(290,632)	(743)	(2,348)	(553,443)	(1,468,215)
Other	(2,136)	805	231	6,958	(44,047)	(872)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	61,828	(645,219)	301,604	351,241	(12,278,137)	(7,479,043)
NET INCREASE (DECREASE) IN NET ASSETS	8,993,674	(1,005,842)	671,562	330,807	56,513,729	(1,503,671)
NET ASSETS
Beginning of Year	38,371,843	39,377,685	1,486,569	1,155,762	148,899,742	150,403,413
End of Year	$47,365,517	$38,371,843	$2,158,131	$1,486,569	$205,413,471	$148,899,742

See Notes to Financial Statements	SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Health Sciences		Health Sciences		Real Estate
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,162,022	3,402,607	(6,581)	(4,323)	1,925,452	1,730,438
Change in net unrealized appreciation (depreciation) on investments	10,634,143	338,089	421,315	76,009	(28,674)	4,897,685
Net Increase (Decrease) in Net Assets Resulting from Operations	12,796,165	3,740,696	414,734	71,686	1,896,778	6,628,123
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,980,056	2,112,852	558,479	579,000	1,927,485	2,412,168
Transfers between variable and fixed accounts, net	(2,460,045)	(4,466,623)	(19,331)	158,955	5,154,621	(1,712,539)
Policy maintenance charges	(2,103,561)	(2,422,290)	(303,241)	(323,625)	(2,666,016)	(2,758,102)
Policy benefits and terminations	(1,405,034)	(2,175,636)	(19,339)	(79,264)	(4,316,152)	(2,491,132)
Policy loans and loan repayments	(587,622)	(766,380)	(30,578)	(56,143)	(530,464)	(607,295)
Other	231	(6,805)	2	(520)	(7,513)	(11,103)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,575,975)	(7,724,882)	185,992	278,403	(438,039)	(5,168,003)
NET INCREASE (DECREASE) IN NET ASSETS	8,220,190	(3,984,186)	600,726	350,089	1,458,739	1,460,120
NET ASSETS
Beginning of Year	82,189,462	86,173,648	2,357,906	2,007,817	91,957,802	90,497,682
End of Year	$90,409,652	$82,189,462	$2,958,632	$2,357,906	$93,416,541	$91,957,802

	Real Estate		Technology		Technology
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(460)	(2)	2,284,173	911,217	34,096	1,584
Change in net unrealized appreciation (depreciation) on investments	5,479	11,227	11,336,645	17,243,620	1,093,724	983,592
Net Increase (Decrease) in Net Assets Resulting from Operations	5,019	11,225	13,620,818	18,154,837	1,127,820	985,176
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	52,663	36,349	1,258,299	1,271,220	1,163,369	938,119
Transfers between variable and fixed accounts, net	39,325	83,004	(1,910,548)	1,376,611	553,658	887,916
Policy maintenance charges	(22,076)	(5,172)	(1,585,073)	(1,485,965)	(685,815)	(525,487)
Policy benefits and terminations	-	-	(2,347,126)	(1,526,706)	(125,310)	(35,179)
Policy loans and loan repayments	-	-	(343,448)	(1,122,171)	(427,084)	(37,639)
Other	128	736	(3,967)	(1,474)	1,536	1,209
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	70,040	114,917	(4,931,863)	(1,488,485)	480,354	1,228,939
NET INCREASE (DECREASE) IN NET ASSETS	75,059	126,142	8,688,955	16,666,352	1,608,174	2,214,115
NET ASSETS
Beginning of Year	207,671	81,529	64,776,036	48,109,684	4,510,539	2,296,424
End of Year	$282,730	$207,671	$73,464,991	$64,776,036	$6,118,713	$4,510,539

See Notes to Financial Statements	SA-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	ESG Diversified		ESG Diversified Growth		PSF Avantis
	Class P		Class P		Balanced Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(4,540)	(1,336)	(7,935)	(2,444)	16,012	236,743
Change in net unrealized appreciation (depreciation) on investments	195,095	52,312	792,318	253,318	1,873,957	947,564
Net Increase (Decrease) in Net Assets Resulting from Operations	190,555	50,976	784,383	250,874	1,889,969	1,184,307
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	348,716	153,988	845,874	678,676	1,087,450	941,894
Transfers between variable and fixed accounts, net	495,236	1,007,526	2,118,971	2,056,769	985,903	135,749
Policy maintenance charges	(203,866)	(100,261)	(866,536)	(480,473)	(709,579)	(698,574)
Policy benefits and terminations	(40,485)	-	(3,156)	(13,607)	(111,927)	(1,581,728)
Policy loans and loan repayments	(123,714)	-	(95,371)	811	(190,089)	(79,600)
Other	3,001	2,366	7,076	10,862	244	(2,340)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	478,888	1,063,619	2,006,858	2,253,038	1,062,002	(1,284,599)
NET INCREASE (DECREASE) IN NET ASSETS	669,443	1,114,595	2,791,241	2,503,912	2,951,971	(100,292)
NET ASSETS
Beginning of Year	1,262,199	147,604	3,770,880	1,266,968	11,577,869	11,678,161
End of Year	$1,931,642	$1,262,199	$6,562,121	$3,770,880	$14,529,840	$11,577,869

	PSF Avantis		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P		Conservative Growth Class I		Conservative Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	697,988	8,017	202,030	269,126	(14,832)	27,676
Change in net unrealized appreciation (depreciation) on investments	179,292	108,327	1,622,902	1,057,190	2,300,871	887,246
Net Increase (Decrease) in Net Assets Resulting from Operations	877,280	116,344	1,824,932	1,326,316	2,286,039	914,922
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,397,221	178,059	836,134	886,188	3,315,667	2,661,700
Transfers between variable and fixed accounts, net	(4,560,313)	124,082	(796,453)	(147,131)	6,702,114	5,378,446
Policy maintenance charges	(491,284)	(178,764)	(872,412)	(889,025)	(2,943,026)	(1,912,480)
Policy benefits and terminations	(763)	(1,098)	(86,398)	(1,046,903)	(243,821)	(52,442)
Policy loans and loan repayments	(80,126)	721	6,501	(311,587)	(7,739)	(63,269)
Other	772	120	707	(4,988)	18,027	(11,795)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(734,493)	123,120	(911,921)	(1,513,446)	6,841,222	6,000,160
NET INCREASE (DECREASE) IN NET ASSETS	142,787	239,464	913,011	(187,130)	9,127,261	6,915,082
NET ASSETS
Beginning of Year	1,213,157	973,693	16,104,370	16,291,500	15,158,586	8,243,504
End of Year	$1,355,944	$1,213,157	$17,017,381	$16,104,370	$24,285,847	$15,158,586

See Notes to Financial Statements	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	341,107	1,455,544	(91,210)	(40,510)	866,433	961,836
Change in net unrealized appreciation (depreciation) on investments	10,195,190	7,251,610	12,189,318	7,534,365	21,901,823	16,281,850
Net Increase (Decrease) in Net Assets Resulting from Operations	10,536,297	8,707,154	12,098,108	7,493,855	22,768,256	17,243,686
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,239,503	4,965,110	9,295,929	7,319,386	9,137,972	10,214,281
Transfers between variable and fixed accounts, net	333,460	(811,666)	16,661,608	17,419,317	(3,338,412)	(3,271,338)
Policy maintenance charges	(3,803,247)	(4,086,426)	(9,041,391)	(7,426,911)	(4,900,784)	(5,309,777)
Policy benefits and terminations	(1,143,365)	(4,155,533)	(52,123)	(80,865)	(3,341,354)	(2,804,515)
Policy loans and loan repayments	64,738	(279,499)	(676,146)	(1,213,236)	(309,640)	(798,589)
Other	11,014	(34,086)	33,159	4,902	746	(25,576)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(297,897)	(4,402,100)	16,221,036	16,022,593	(2,751,472)	(1,995,514)
NET INCREASE (DECREASE) IN NET ASSETS	10,238,400	4,305,054	28,319,144	23,516,448	20,016,784	15,248,172
NET ASSETS
Beginning of Year	76,428,497	72,123,443	76,910,581	53,394,133	140,382,229	125,134,057
End of Year	$86,666,897	$76,428,497	$105,229,725	$76,910,581	$160,399,013	$140,382,229

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Growth Class P		Aggressive Growth Class I (1)		Aggressive Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(102,605)	(25,224)	(11,826)	(1)	(26,951)	(13,580)
Change in net unrealized appreciation (depreciation) on investments	15,513,580	7,859,360	28,944	4,862	1,180,201	19,801
Net Increase (Decrease) in Net Assets Resulting from Operations	15,410,975	7,834,136	17,118	4,861	1,153,250	6,221
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,286,659	13,413,424	12,515	4,317	1,292,739	325,204
Transfers between variable and fixed accounts, net	17,664,368	20,870,839	119,427	161,109	5,686,957	1,909,949
Policy maintenance charges	(11,868,276)	(8,454,082)	(3,163)	(412)	(1,102,679)	(132,053)
Policy benefits and terminations	(723,212)	(251,098)	(9,106)	299	(21,494)	-
Policy loans and loan repayments	(1,941)	(283,923)	2,380	-	(89,234)	-
Other	4,558	37,298	65	(1)	29,728	3,262
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	25,362,156	25,332,458	122,118	165,312	5,796,017	2,106,362
NET INCREASE (DECREASE) IN NET ASSETS	40,773,131	33,166,594	139,236	170,173	6,949,267	2,112,583
NET ASSETS
Beginning of Year or Period	78,606,918	45,440,324	170,173	-	2,112,583	-
End of Year or Period	$119,380,049	$78,606,918	$309,409	$170,173	$9,061,850	$2,112,583

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Conservative Class P		Moderate-Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	10,456	132,685	149	115	466,868	995,963
Change in net unrealized appreciation (depreciation) on investments	1,292,521	619,460	1,585	970	5,166,327	2,786,440
Net Increase (Decrease) in Net Assets Resulting from Operations	1,302,977	752,145	1,734	1,085	5,633,195	3,782,403
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	598,585	1,078,881	3,518	3,832	1,445,860	1,269,107
Transfers between variable and fixed accounts, net	1,776,048	(1,417,860)	161	205	125,816	(274,080)
Policy maintenance charges	(1,195,452)	(1,024,907)	(3,900)	(4,006)	(2,185,831)	(2,149,939)
Policy benefits and terminations	(217,399)	(503,093)	(720)	-	(402,940)	(2,234,670)
Policy loans and loan repayments	389,746	(55,857)	(206)	3	(387,269)	(133,226)
Other	(2,709)	80	(2)	-	(905)	(11,943)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,348,819	(1,922,756)	(1,149)	34	(1,405,269)	(3,534,751)
NET INCREASE (DECREASE) IN NET ASSETS	2,651,796	(1,170,611)	585	1,119	4,227,926	247,652
NET ASSETS
Beginning of Year	11,894,825	13,065,436	18,513	17,394	47,732,335	47,484,683
End of Year	$14,546,621	$11,894,825	$19,098	$18,513	$51,960,261	$47,732,335

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class P		Moderate Class I		Moderate Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	10,798	75	3,835,452	4,929,893	12,272	5,629
Change in net unrealized appreciation (depreciation) on investments	14,771	17,254	26,556,902	19,620,898	129,415	86,874
Net Increase (Decrease) in Net Assets Resulting from Operations	25,569	17,329	30,392,354	24,550,791	141,687	92,503
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,874	25,130	7,441,191	7,986,934	386,468	135,750
Transfers between variable and fixed accounts, net	(970)	16,541	4,673,748	(528,398)	(33,359)	(1,754)
Policy maintenance charges	(12,060)	(15,770)	(10,470,947)	(10,591,676)	(194,837)	(179,312)
Policy benefits and terminations	(735)	-	(8,336,160)	(7,968,245)	(62,915)	-
Policy loans and loan repayments	(74,789)	7	59,050	(476,311)	(2,976)	17
Other	48	10	(11,945)	(5,698)	(238)	(18)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(65,632)	25,918	(6,645,063)	(11,583,394)	92,143	(45,317)
NET INCREASE (DECREASE) IN NET ASSETS	(40,063)	43,247	23,747,291	12,967,397	233,830	47,186
NET ASSETS
Beginning of Year	232,415	189,168	236,740,572	223,773,175	881,370	834,184
End of Year	$192,352	$232,415	$260,487,863	$236,740,572	$1,115,200	$881,370

See Notes to Financial Statements	SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Growth Class I		Growth Class P		Aggressive-Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	12,135,101	9,885,713	472	3,936	5,954,303	3,300,134
Change in net unrealized appreciation (depreciation) on investments	45,741,163	31,372,368	723,535	418,699	27,105,782	19,283,647
Net Increase (Decrease) in Net Assets Resulting from Operations	57,876,264	41,258,081	724,007	422,635	33,060,085	22,583,781
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,368,107	11,712,583	574,443	1,000,173	5,782,105	5,993,548
Transfers between variable and fixed accounts, net	(11,126,248)	(6,126,625)	85,950	82,178	(4,897,026)	(1,396,249)
Policy maintenance charges	(10,815,045)	(11,079,001)	(511,017)	(475,684)	(5,007,087)	(5,165,500)
Policy benefits and terminations	(9,110,824)	(12,597,925)	(31,624)	(10,792)	(6,918,319)	(5,011,184)
Policy loans and loan repayments	(2,494,129)	(1,617,574)	(9,291)	(17,584)	(213,488)	(1,295,684)
Other	(72,220)	(21,060)	94	(82)	(7,726)	(56)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,250,359)	(19,729,602)	108,555	578,209	(11,261,541)	(6,875,125)
NET INCREASE (DECREASE) IN NET ASSETS	35,625,905	21,528,479	832,562	1,000,844	21,798,544	15,708,656
NET ASSETS
Beginning of Year	391,039,482	369,511,003	4,625,566	3,624,722	200,894,278	185,185,622
End of Year	$426,665,387	$391,039,482	$5,458,128	$4,625,566	$222,692,822	$200,894,278

	Portfolio Optimization		American Funds IS American		American Funds IS Asset
	Aggressive-Growth Class P		High-Income Trust Class 2		Allocation Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$197,878	$158,329	$975,814	$766,393
Realized gain (loss) on investments	12,914	539	(6,535)	(1,632)	3,037,682	1,386,998
Change in net unrealized appreciation (depreciation) on investments	547,201	322,935	33,699	34,213	2,700,143	2,773,159
Net Increase (Decrease) in Net Assets Resulting from Operations	560,115	323,474	225,042	190,910	6,713,639	4,926,550
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	447,502	590,880	302,256	235,846	4,807,021	6,003,358
Transfers between variable and fixed accounts, net	198,506	28,414	413,725	563,535	7,541,301	3,817,227
Policy maintenance charges	(332,474)	(294,217)	(268,341)	(79,800)	(4,165,440)	(3,741,750)
Policy benefits and terminations	(66,251)	(6,050)	(33,714)	(4,895)	(989,515)	(734,528)
Policy loans and loan repayments	(144,143)	(6,261)	(7,157)	(264)	(100,911)	(31,721)
Other	2,437	122	1,118	14,982	3,861	(42,462)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	105,577	312,888	407,887	729,404	7,096,317	5,270,124
NET INCREASE (DECREASE) IN NET ASSETS	665,692	636,362	632,929	920,314	13,809,956	10,196,674
NET ASSETS
Beginning of Year	3,073,962	2,437,600	2,542,797	1,622,483	37,716,608	27,519,934
End of Year	$3,739,654	$3,073,962	$3,175,726	$2,542,797	$51,526,564	$37,716,608

See Notes to Financial Statements	SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS Asset		American Funds IS		American Funds IS
	Allocation Class 4		Capital World Bond Class 2		Growth Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,279,499	$2,244,635	$555	$1,505	$51,144	$83,799
Realized gain (loss) on investments	8,785,920	5,423,669	4,239	(62)	2,507,858	544,328
Change in net unrealized appreciation (depreciation) on investments	6,949,034	9,295,617	785	(3,344)	3,798,540	5,956,549
Net Increase (Decrease) in Net Assets Resulting from Operations	18,014,453	16,963,921	5,579	(1,901)	6,357,542	6,584,676
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,388,662	4,910,929	17,216	19,899	4,602,139	4,706,914
Transfers between variable and fixed accounts, net	268,824	4,150,314	290	4,061	4,178,991	2,879,664
Policy maintenance charges	(3,984,991)	(4,232,725)	(1,762)	(2,452)	(3,813,011)	(3,193,053)
Policy benefits and terminations	(2,914,435)	(6,352,537)	-	-	(352,086)	(293,692)
Policy loans and loan repayments	(993,673)	(52,875)	(77,445)	-	(407,284)	(327,106)
Other	(26,957)	(73,292)	31	(19)	14,832	(59,719)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,262,570)	(1,650,186)	(61,670)	21,489	4,223,581	3,713,008
NET INCREASE (DECREASE) IN NET ASSETS	14,751,883	15,313,735	(56,091)	19,588	10,581,123	10,297,684
NET ASSETS
Beginning of Year	117,570,895	102,257,160	70,892	51,304	29,268,142	18,970,458
End of Year	$132,322,778	$117,570,895	$14,801	$70,892	$39,849,265	$29,268,142

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 2		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$318,189	$360,000	$203,698	$175,875	$1,173,906	$1,324,242
Realized gain (loss) on investments	21,091,865	6,183,585	3,194,231	664,379	27,039,088	7,345,168
Change in net unrealized appreciation (depreciation) on investments	24,255,586	48,636,718	115,650	2,281,736	(1,903,043)	21,252,090
Net Increase (Decrease) in Net Assets Resulting from Operations	45,665,640	55,180,303	3,513,579	3,121,990	26,309,951	29,921,500
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,485,846	5,426,859	2,949,194	2,013,122	3,357,962	3,705,955
Transfers between variable and fixed accounts, net	6,536,281	21,991,804	3,410,170	2,165,086	415,057	44,999
Policy maintenance charges	(5,611,713)	(5,305,623)	(2,474,265)	(2,126,257)	(3,837,351)	(3,974,976)
Policy benefits and terminations	(9,596,599)	(6,266,745)	(156,878)	(93,801)	(5,036,183)	(6,107,848)
Policy loans and loan repayments	(1,303,782)	(1,738,500)	(113,701)	(6,021)	(219,565)	(874,390)
Other	(40,456)	(34,026)	(8,502)	(83,643)	(4,678)	(31,401)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,530,423)	14,073,769	3,606,018	1,868,486	(5,324,758)	(7,237,661)
NET INCREASE (DECREASE) IN NET ASSETS	41,135,217	69,254,072	7,119,597	4,990,476	20,985,193	22,683,839
NET ASSETS
Beginning of Year	231,180,515	161,926,443	17,436,635	12,446,159	149,251,348	126,567,509
End of Year	$272,315,732	$231,180,515	$24,556,232	$17,436,635	$170,236,541	$149,251,348

See Notes to Financial Statements	SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS		American Funds IS		BlackRock 60/40 Target
	International Class 2		New World Fund Class 2		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$71,854	$46,511	$67,805	$57,707	$844,490	$662,083
Realized gain (loss) on investments	(9,267)	(5,833)	207,096	14,183	1,292,735	1,635,396
Change in net unrealized appreciation (depreciation) on investments	1,116,599	13,755	1,058,538	91,368	2,950,191	609,090
Net Increase (Decrease) in Net Assets Resulting from Operations	1,179,186	54,433	1,333,439	163,258	5,087,416	2,906,569
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	609,277	527,604	1,119,738	636,417	3,571,505	2,434,054
Transfers between variable and fixed accounts, net	888,613	812,207	386,506	1,106,763	2,507,925	3,257,219
Policy maintenance charges	(593,917)	(365,526)	(569,308)	(122,206)	(3,223,387)	(2,543,225)
Policy benefits and terminations	(14,331)	(8,328)	(16,518)	(14,232)	(122,325)	(548,095)
Policy loans and loan repayments	(9,530)	(2,755)	(4,539)	(33,076)	(282,849)	(149,817)
Other	2,624	8,162	1,270	29,214	(22,711)	(7,634)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	882,736	971,364	917,149	1,602,880	2,428,158	2,442,502
NET INCREASE (DECREASE) IN NET ASSETS	2,061,922	1,025,797	2,250,588	1,766,138	7,515,574	5,349,071
NET ASSETS
Beginning of Year	3,867,338	2,841,541	4,394,587	2,628,449	29,443,614	24,094,543
End of Year	$5,929,260	$3,867,338	$6,645,175	$4,394,587	$36,959,188	$29,443,614

	BlackRock Basic Value		BlackRock Global Allocation		BlackRock Global Allocation
	V.I. Class III		V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$564,768	$487,519	$167,751	$106,705	$3,189,605	$1,091,837
Realized gain (loss) on investments	3,976,487	2,153,113	670,656	513,711	7,170,088	5,676,726
Change in net unrealized appreciation (depreciation) on investments	1,826,319	115,262	244,126	68,206	3,146,130	(581,343)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,367,574	2,755,894	1,082,533	688,622	13,505,823	6,187,220
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	471,952	543,553	646,272	549,890	2,517,700	2,908,112
Transfers between variable and fixed accounts, net	880,391	(2,193,767)	(3,755,264)	1,441,957	(1,701,944)	783,895
Policy maintenance charges	(630,322)	(702,400)	(706,996)	(746,838)	(2,571,632)	(2,875,893)
Policy benefits and terminations	(1,836,288)	(509,887)	(40,748)	(6,912)	(5,511,567)	(2,411,956)
Policy loans and loan repayments	124,854	(326,578)	(50,505)	(64,120)	(270,405)	65,446
Other	(3,617)	(4,502)	(592)	(62)	(49,225)	(17,056)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(993,030)	(3,193,581)	(3,907,833)	1,173,915	(7,587,073)	(1,547,452)
NET INCREASE (DECREASE) IN NET ASSETS	5,374,544	(437,687)	(2,825,300)	1,862,537	5,918,750	4,639,768
NET ASSETS
Beginning of Year	27,838,499	28,276,186	7,967,466	6,104,929	74,997,675	70,357,907
End of Year	$33,213,043	$27,838,499	$5,142,166	$7,967,466	$80,916,425	$74,997,675

See Notes to Financial Statements	SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	BNY Mellon VIF		DFA VA International Small		DFA VA International Value
	Appreciation Service Shares		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,744	$12,372	$390,706	$249,100	$333,570	$175,697
Realized gain (loss) on investments	988,655	446,470	442,219	204,104	234,604	82,076
Change in net unrealized appreciation (depreciation) on investments	(315,463)	268,930	2,278,150	(269,217)	1,694,194	(66,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	685,936	727,772	3,111,075	183,987	2,262,368	190,924
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	152,931	201,034	1,335,045	854,496	848,906	565,506
Transfers between variable and fixed accounts, net	(2,399,245)	1,976,800	1,967,641	1,523,788	1,962,205	1,153,607
Policy maintenance charges	(113,083)	(107,830)	(928,574)	(677,171)	(563,410)	(394,746)
Policy benefits and terminations	(82,715)	(61,406)	(137,579)	(20,935)	(71,984)	(44,297)
Policy loans and loan repayments	(92,304)	(34,099)	(34,384)	(31,554)	(13,466)	2,614
Other	(3,451)	(486)	1,744	4,861	(822)	5,747
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,537,867)	1,974,013	2,203,893	1,653,485	2,161,429	1,288,431
NET INCREASE (DECREASE) IN NET ASSETS	(1,851,931)	2,701,785	5,314,968	1,837,472	4,423,797	1,479,355
NET ASSETS
Beginning of Year	7,838,380	5,136,595	7,510,019	5,672,547	4,403,769	2,924,414
End of Year	$5,986,449	$7,838,380	$12,824,987	$7,510,019	$8,827,566	$4,403,769

	DFA VA Short-Term Fixed		DFA VA US Large Value		DFA VA US Targeted Value
	Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$518,344	$511,785	$212,689	$178,002	$127,110	$78,895
Realized gain (loss) on investments	(20,050)	652	597,348	901,747	548,234	380,739
Change in net unrealized appreciation (depreciation) on investments	(827)	4,166	733,072	(162,050)	(52,777)	(27,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	497,467	516,603	1,543,109	917,699	622,567	431,874
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,480,588	1,173,926	1,685,492	1,399,657	1,226,277	997,799
Transfers between variable and fixed accounts, net	1,586,651	2,401,217	894,139	1,126,783	639,423	901,701
Policy maintenance charges	(1,122,532)	(1,061,286)	(953,129)	(861,671)	(615,251)	(569,904)
Policy benefits and terminations	(17,686)	(20,720)	(129,729)	(73,481)	(176,045)	(45,378)
Policy loans and loan repayments	(23,908)	(41,997)	(3,964)	(2,396)	(34,858)	(4,031)
Other	131	(62)	6,182	(5,962)	(526)	1,914
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,903,244	2,451,078	1,498,991	1,582,930	1,039,020	1,282,101
NET INCREASE (DECREASE) IN NET ASSETS	2,400,711	2,967,681	3,042,100	2,500,629	1,661,587	1,713,975
NET ASSETS
Beginning of Year	10,885,629	7,917,948	8,870,201	6,369,572	5,828,334	4,114,359
End of Year	$13,286,340	$10,885,629	$11,912,301	$8,870,201	$7,489,921	$5,828,334

See Notes to Financial Statements	SA-47

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Bond Index		Fidelity VIP Bond Index		Fidelity VIP Contrafund
	Initial Class		Service Class 2		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,538,046	$869,844	$269,609	$160,518	$11,896	$9,174
Realized gain (loss) on investments	(57,111)	(26,371)	(13,075)	(9,244)	1,239,080	625,220
Change in net unrealized appreciation (depreciation) on investments	1,231,254	(534,290)	249,350	(114,873)	275,900	436,304
Net Increase (Decrease) in Net Assets Resulting from Operations	2,712,189	309,183	505,884	36,401	1,526,876	1,070,698
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,842,645	3,534,381	1,162,810	730,067	2,044,037	1,278,283
Transfers between variable and fixed accounts, net	13,998,689	9,511,426	2,212,825	1,741,807	1,425,574	1,257,131
Policy maintenance charges	(4,639,454)	(3,373,551)	(885,526)	(639,319)	(844,185)	(551,115)
Policy benefits and terminations	(87,438)	(34,003)	(19,514)	(32,015)	(318,571)	(35,435)
Policy loans and loan repayments	(540,023)	(416,688)	(49,087)	4,101	(207,397)	(32,599)
Other	1,430	(4,881)	(1,688)	1,930	7,173	1,578
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,575,849	9,216,684	2,419,820	1,806,571	2,106,631	1,917,843
NET INCREASE (DECREASE) IN NET ASSETS	18,288,038	9,525,867	2,925,704	1,842,972	3,633,507	2,988,541
NET ASSETS
Beginning of Year	33,110,015	23,584,148	6,411,986	4,569,014	5,606,711	2,618,170
End of Year	$51,398,053	$33,110,015	$9,337,690	$6,411,986	$9,240,218	$5,606,711

	Fidelity VIP Contrafund		Fidelity VIP Emerging Markets	Fidelity VIP Freedom 2010
	Service Class 2		Initial Class (1)	Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$33,440	$56	$45,277	$59,630
Realized gain (loss) on investments	20,856,861	14,393,331	22	(10,172)	(13,281)
Change in net unrealized appreciation (depreciation) on investments	3,036,066	14,569,307	76	120,602	13,772
Net Increase (Decrease) in Net Assets Resulting from Operations	23,892,927	28,996,078	154	155,707	60,121
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,891,475	2,668,036	-	43,310	45,969
Transfers between variable and fixed accounts, net	5,078,946	(104,357)	3,985	(519,872)	771,944
Policy maintenance charges	(2,537,576)	(2,472,492)	(15)	(63,001)	(63,304)
Policy benefits and terminations	(3,350,642)	(3,735,053)	-	(5,725)	(58,586)
Policy loans and loan repayments	(659,145)	(864,125)	-	906	(4,242)
Other	(15,195)	(19,365)	-	(2)	(460)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	407,863	(4,527,356)	3,970	(544,384)	691,321
NET INCREASE (DECREASE) IN NET ASSETS	24,300,790	24,468,722	4,124	(388,677)	751,442
NET ASSETS
Beginning of Year or Period	112,788,776	88,320,054	-	1,865,230	1,113,788
End of Year or Period	$137,089,566	$112,788,776	$4,124	$1,476,553	$1,865,230

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-48

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$79,554	$83,776	$139,150	$165,074	$11,591	$11,668
Realized gain (loss) on investments	84,418	61,427	219,103	112,316	29,005	840
Change in net unrealized appreciation (depreciation) on investments	143,790	16,057	350,125	176,695	30,635	16,895
Net Increase (Decrease) in Net Assets Resulting from Operations	307,762	161,260	708,378	454,085	71,231	29,403
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	80,254	106,642	138,957	139,654	107,882	131,880
Transfers between variable and fixed accounts, net	10,592	(26,683)	(1,204,597)	808,749	25,081	85,959
Policy maintenance charges	(91,961)	(94,391)	(241,150)	(247,666)	(13,607)	(8,691)
Policy benefits and terminations	(92,674)	(58,650)	(242,842)	(400,116)	-	-
Policy loans and loan repayments	(35,046)	(6,665)	9,603	1,853	(246,348)	2,407
Other	267	(971)	(158)	(1,527)	47	469
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(128,568)	(80,718)	(1,540,187)	300,947	(126,945)	212,024
NET INCREASE (DECREASE) IN NET ASSETS	179,194	80,542	(831,809)	755,032	(55,714)	241,427
NET ASSETS
Beginning of Year	2,758,387	2,677,845	6,347,417	5,592,385	506,001	264,574
End of Year	$2,937,581	$2,758,387	$5,515,608	$6,347,417	$450,287	$506,001

	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2030
	Portfolio Service Class 2		Portfolio Initial Class		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$355,761	$329,579	$16,377	$13,579	$433,085	$359,610
Realized gain (loss) on investments	552,754	84,371	31,127	8,583	864,565	70,618
Change in net unrealized appreciation (depreciation) on investments	1,099,340	742,101	51,619	27,751	1,490,517	1,070,261
Net Increase (Decrease) in Net Assets Resulting from Operations	2,007,855	1,156,051	99,123	49,913	2,788,167	1,500,489
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	466,491	559,653	171,119	98,375	867,861	939,445
Transfers between variable and fixed accounts, net	(37)	(279,901)	(62,136)	(161,243)	1,213,580	1,491,729
Policy maintenance charges	(533,829)	(576,966)	(19,517)	(15,780)	(672,417)	(669,757)
Policy benefits and terminations	(582,125)	(426,615)	-	-	(1,074,568)	(289,824)
Policy loans and loan repayments	(11,533)	(174,331)	(79,027)	-	(252,432)	(610,256)
Other	(4,265)	(297)	52	496	(627)	5,825
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(665,298)	(898,457)	10,491	(78,152)	81,397	867,162
NET INCREASE (DECREASE) IN NET ASSETS	1,342,557	257,594	109,614	(28,239)	2,869,564	2,367,651
NET ASSETS
Beginning of Year	14,341,089	14,083,495	610,533	638,772	18,171,012	15,803,361
End of Year	$15,683,646	$14,341,089	$720,147	$610,533	$21,040,576	$18,171,012

See Notes to Financial Statements	SA-49

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2040
	Portfolio Initial Class		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$180,986	$109,077	$404,795	$307,802	$213	$65
Realized gain (loss) on investments	331,255	74,209	1,090,645	278,167	447	15
Change in net unrealized appreciation (depreciation) on investments	665,498	338,412	1,610,494	1,230,179	1,367	11
Net Increase (Decrease) in Net Assets Resulting from Operations	1,177,739	521,698	3,105,934	1,816,148	2,027	91
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,265,479	1,656,480	1,259,232	1,480,640	2,493	5,610
Transfers between variable and fixed accounts, net	1,546,344	474,470	545,215	(19,689)	2,420	1,253
Policy maintenance charges	(582,527)	(507,878)	(713,050)	(744,631)	(392)	(244)
Policy benefits and terminations	(174,839)	(143,531)	(534,648)	(304,820)	-	-
Policy loans and loan repayments	(365,094)	60	(284,386)	(33,025)	-	-
Other	668	(4,286)	189	(1,110)	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,690,031	1,475,315	272,552	377,365	4,521	6,618
NET INCREASE (DECREASE) IN NET ASSETS	2,867,770	1,997,013	3,378,486	2,193,513	6,548	6,709
NET ASSETS
Beginning of Year or Period	6,093,860	4,096,847	18,803,005	16,609,492	6,709	-
End of Year or Period	$8,961,630	$6,093,860	$22,181,491	$18,803,005	$13,257	$6,709

	Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2050
	Portfolio Initial Class		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$123,816	$85,423	$306,185	$222,609	$500	$148
Realized gain (loss) on investments	469,323	99,188	1,488,226	378,293	1,134	38
Change in net unrealized appreciation (depreciation) on investments	840,397	523,099	2,517,464	1,842,639	4,329	20
Net Increase (Decrease) in Net Assets Resulting from Operations	1,433,536	707,710	4,311,875	2,443,541	5,963	206
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,523,541	1,816,527	1,091,887	1,347,197	6,394	12,449
Transfers between variable and fixed accounts, net	188,075	569,468	2,070,330	504,995	9,500	4,550
Policy maintenance charges	(674,550)	(641,870)	(708,963)	(734,878)	(1,121)	(524)
Policy benefits and terminations	(230,491)	(158,732)	(800,495)	(779,174)	-	-
Policy loans and loan repayments	(15,219)	(17,100)	(220,382)	(33,931)	-	-
Other	1,017	(1,301)	(2,727)	1,478	(2)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	792,373	1,566,992	1,429,650	305,687	14,771	16,475
NET INCREASE (DECREASE) IN NET ASSETS	2,225,909	2,274,702	5,741,525	2,749,228	20,734	16,681
NET ASSETS
Beginning of Year or Period	6,852,395	4,577,693	20,951,770	18,202,542	16,681	-
End of Year or Period	$9,078,304	$6,852,395	$26,693,295	$20,951,770	$37,415	$16,681

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Freedom 2055		Fidelity VIP Freedom 2065		Fidelity VIP Freedom Income
	Portfolio Initial Class		Portfolio Initial Class (1)		Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$172	$306	$280	$135	$6,540	$6,848
Realized gain (loss) on investments	3,352	478	1,413	38	141	(371)
Change in net unrealized appreciation (depreciation) on investments	784	761	2,536	54	11,112	3,700
Net Increase (Decrease) in Net Assets Resulting from Operations	4,308	1,545	4,229	227	17,793	10,177
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,632	6,759	5,445	11,160	30,403	35,431
Transfers between variable and fixed accounts, net	2,167	1,916	830	1,031	146	21,424
Policy maintenance charges	(714)	584	(754)	(506)	(24,119)	(24,615)
Policy benefits and terminations	-	-	-	-	(1,334)	(118,063)
Policy loans and loan repayments	(24,454)	-	-	-	836	(17,406)
Other	-	49	1	(1)	86	(7)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,369)	9,308	5,522	11,684	6,018	(103,236)
NET INCREASE (DECREASE) IN NET ASSETS	(11,061)	10,853	9,751	11,911	23,811	(93,059)
NET ASSETS
Beginning of Year or Period	24,696	13,843	11,911	-	176,156	269,215
End of Year or Period	$13,635	$24,696	$21,662	$11,911	$199,967	$176,156

	Fidelity VIP Freedom Income		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$71,242	$81,573	$17,706,198	$15,751,674	$2,178	$3
Realized gain (loss) on investments	(8,737)	(3,881)	-	-	88,651	84,851
Change in net unrealized appreciation (depreciation) on investments	133,851	5,538	-	-	12,673	(10,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	196,356	83,230	17,706,198	15,751,674	103,502	73,890
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,392	59,757	543,663,097	415,347,029	200,900	132,500
Transfers between variable and fixed accounts, net	171,688	497,739	(467,215,677)	(219,493,085)	89,838	23,814
Policy maintenance charges	(87,604)	(75,644)	(34,440,192)	(30,155,480)	(9,931)	(9,005)
Policy benefits and terminations	(419,858)	(68,286)	(71,616,383)	(7,528,819)	-	-
Policy loans and loan repayments	(20,724)	2,480	(5,480,226)	(7,257,128)	-	-
Other	(5)	(1,377)	(3,027)	(50,960)	(7)	(211)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(292,111)	414,669	(35,092,408)	150,861,557	280,800	147,098
NET INCREASE (DECREASE) IN NET ASSETS	(95,755)	497,899	(17,386,210)	166,613,231	384,302	220,988
NET ASSETS
Beginning of Year	2,454,763	1,956,864	453,726,742	287,113,511	414,861	193,873
End of Year	$2,359,008	$2,454,763	$436,340,532	$453,726,742	$799,163	$414,861

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP		Fidelity VIP		Fidelity VIP
	Growth Service Class 2		International Index Initial Class		International Index Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$42,755	$-	$1,790,120	$1,029,802	$225,214	$166,331
Realized gain (loss) on investments	8,827,874	18,265,972	(43,414)	(27,419)	(9,017)	(802)
Change in net unrealized appreciation (depreciation) on investments	2,512,013	(1,902,498)	13,857,271	54,261	2,054,613	36,434
Net Increase (Decrease) in Net Assets Resulting from Operations	11,382,642	16,363,474	15,603,977	1,056,644	2,270,810	201,963
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,240,338	1,210,799	9,646,682	5,223,704	831,698	821,713
Transfers between variable and fixed accounts, net	6,600,875	1,837,224	18,237,470	12,907,958	1,422,662	1,846,255
Policy maintenance charges	(1,808,973)	(1,347,214)	(5,467,524)	(3,956,435)	(829,468)	(496,466)
Policy benefits and terminations	(2,574,206)	(1,291,785)	(350,535)	(54,844)	(136,917)	(21,062)
Policy loans and loan repayments	(427,545)	(1,800,985)	(149,882)	(125,073)	12,134	2,149
Other	13,451	(9,139)	(159)	14,927	5,251	10,999
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,043,940	(1,401,100)	21,916,052	14,010,237	1,305,360	2,163,588
NET INCREASE (DECREASE) IN NET ASSETS	14,426,582	14,962,374	37,520,029	15,066,881	3,576,170	2,365,551
NET ASSETS
Beginning of Year	73,818,459	58,856,085	38,353,301	23,286,420	6,478,335	4,112,784
End of Year	$88,245,041	$73,818,459	$75,873,330	$38,353,301	$10,054,505	$6,478,335

	Fidelity VIP		Fidelity VIP		Fidelity VIP Total Market Index
	Mid Cap Initial Class		Mid Cap Service Class 2		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$38,510	$34,100	$166,581	$180,621	$2,147,082	$1,330,120
Realized gain (loss) on investments	805,943	751,179	7,076,846	7,497,635	(427,532)	(37,763)
Change in net unrealized appreciation (depreciation) on investments	88,717	29,583	(373,421)	492,403	29,892,504	16,860,074
Net Increase (Decrease) in Net Assets Resulting from Operations	933,170	814,862	6,870,006	8,170,659	31,612,054	18,152,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	930,783	1,074,348	1,735,056	2,228,051	29,656,323	16,308,815
Transfers between variable and fixed accounts, net	2,044,888	1,052,910	13,003,117	1,748,146	113,244,368	36,485,283
Policy maintenance charges	(838,319)	(568,615)	(1,543,141)	(1,546,865)	(20,427,939)	(12,221,934)
Policy benefits and terminations	(134,481)	(35,312)	(2,508,001)	(1,172,037)	(1,009,757)	(132,695)
Policy loans and loan repayments	(32,663)	(13,383)	(314,796)	(355,725)	(643,105)	(755,955)
Other	1,236	33,266	6,025	200,737	368,242	(28,215)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,971,444	1,543,214	10,378,260	1,102,307	121,188,132	39,655,299
NET INCREASE (DECREASE) IN NET ASSETS	2,904,614	2,358,076	17,248,266	9,272,966	152,800,186	57,807,730
NET ASSETS
Beginning of Year	6,557,306	4,199,230	53,648,061	44,375,095	121,701,126	63,893,396
End of Year	$9,461,920	$6,557,306	$70,896,327	$53,648,061	$274,501,312	$121,701,126

See Notes to Financial Statements	SA-52

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Total Market Index		Fidelity VIP Value		Templeton
	Service Class 2		Strategies Service Class 2		Foreign VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$184,418	$123,957	$143,735	$139,321	$33,739	$25,114
Realized gain (loss) on investments	(33,391)	4,224	376,805	2,427,912	82,498	(294)
Change in net unrealized appreciation (depreciation) on investments	2,519,400	1,936,969	903,666	(1,226,344)	229,593	(41,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,670,427	2,065,150	1,424,206	1,340,889	345,830	(16,406)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,776,710	2,946,586	398,465	353,459	305,796	286,946
Transfers between variable and fixed accounts, net	7,661,512	2,859,132	41,781	4,147,320	163,054	123,777
Policy maintenance charges	(2,778,191)	(1,535,174)	(305,973)	(342,410)	(193,827)	(157,281)
Policy benefits and terminations	(251,970)	(41,956)	(415,463)	(550,208)	35	(5,565)
Policy loans and loan repayments	8,089	(39,454)	(138,267)	(82,555)	(1,881)	135
Other	979	(9,703)	(782)	67	(535)	1,767
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,417,129	4,179,431	(420,239)	3,525,673	272,642	249,779
NET INCREASE (DECREASE) IN NET ASSETS	10,087,556	6,244,581	1,003,967	4,866,562	618,472	233,373
NET ASSETS
Beginning of Year	12,951,013	6,706,432	17,704,998	12,838,436	1,132,438	899,065
End of Year	$23,038,569	$12,951,013	$18,708,965	$17,704,998	$1,750,910	$1,132,438

	Templeton		Templeton		Templeton
	Foreign VIP Class 2		Global Bond VIP Class 1		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$483,158	$450,893	$-	$-	$-	$-
Realized gain (loss) on investments	1,378,976	134,907	(8,833)	(11,335)	(376,822)	(411,976)
Change in net unrealized appreciation (depreciation) on investments	3,405,928	(727,484)	159,727	(98,805)	3,507,739	(2,077,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,268,062	(141,684)	150,894	(110,140)	3,130,917	(2,489,219)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	553,564	729,901	103,588	116,208	873,598	1,040,702
Transfers between variable and fixed accounts, net	(163,576)	(645,618)	53,772	498,722	240,463	1,204,632
Policy maintenance charges	(467,236)	(586,221)	(94,051)	(43,085)	(691,622)	(755,996)
Policy benefits and terminations	(351,600)	(510,262)	158	(32,145)	(770,377)	(838,416)
Policy loans and loan repayments	21,007	(24,198)	606	100	285,316	(367,669)
Other	(4,995)	(2,874)	(201)	(807)	48	(3,390)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(412,836)	(1,039,272)	63,872	538,993	(62,574)	279,863
NET INCREASE (DECREASE) IN NET ASSETS	4,855,226	(1,180,956)	214,766	428,853	3,068,343	(2,209,356)
NET ASSETS
Beginning of Year	18,183,547	19,364,503	947,500	518,647	19,860,944	22,070,300
End of Year	$23,038,773	$18,183,547	$1,162,266	$947,500	$22,929,287	$19,860,944

See Notes to Financial Statements	SA-53

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I. Discovery		Invesco V.I. EQV International		Invesco V.I. EQV International
	Mid Cap Growth Series I		Equity Series I		Equity Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$45,585	$44,924	$402,235	$517,183
Realized gain (loss) on investments	603	489	196,773	13,688	2,207,464	123,802
Change in net unrealized appreciation (depreciation) on investments	15	423	211,439	(48,675)	2,505,658	(525,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	618	912	453,797	9,937	5,115,357	115,633
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,709	4,285	504,446	492,129	1,008,956	1,114,548
Transfers between variable and fixed accounts, net	(337)	(2,088)	235,075	53,535	(665,225)	247,482
Policy maintenance charges	(238)	986	(278,588)	(257,382)	(902,947)	(1,000,145)
Policy benefits and terminations	-	-	(10,926)	(25,983)	(1,134,833)	(152,086)
Policy loans and loan repayments	(2,170)	-	(5,334)	(41,693)	(21,491)	(112,870)
Other	-	20	118	(1,171)	631	2,333
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,036)	3,203	444,791	219,435	(1,714,909)	99,262
NET INCREASE (DECREASE) IN NET ASSETS	(418)	4,115	898,588	229,372	3,400,448	214,895
NET ASSETS
Beginning of Year	6,431	2,316	2,538,151	2,308,779	32,262,297	32,047,402
End of Year	$6,013	$6,431	$3,436,739	$2,538,151	$35,662,745	$32,262,297

	Invesco V.I.		Invesco V.I.		Invesco V.I. Main Street
	Global Series I		Global Series II		Small Cap Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$89,929	$-
Realized gain (loss) on investments	679,864	174,043	3,353,015	983,026	1,972,351	558,342
Change in net unrealized appreciation (depreciation) on investments	(145,557)	237,214	(917,346)	1,378,797	(430,584)	1,121,289
Net Increase (Decrease) in Net Assets Resulting from Operations	534,307	411,257	2,435,669	2,361,823	1,631,696	1,679,631
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	466,625	453,628	528,773	581,671	663,356	536,799
Transfers between variable and fixed accounts, net	6,450	464,705	(79,282)	(258,340)	3,322,652	2,571,351
Policy maintenance charges	(404,255)	(337,505)	(409,046)	(469,858)	(539,774)	(449,870)
Policy benefits and terminations	(30,433)	(64,582)	(578,143)	(126,001)	(30,319)	(111,902)
Policy loans and loan repayments	(2,655)	(17,399)	(32,707)	(147,393)	(13,440)	(72,253)
Other	(170)	7,145	(272)	(908)	(1,117)	4,761
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	35,562	505,992	(570,677)	(420,829)	3,401,358	2,478,886
NET INCREASE (DECREASE) IN NET ASSETS	569,869	917,249	1,864,992	1,940,994	5,033,054	4,158,517
NET ASSETS
Beginning of Year	3,313,805	2,396,556	16,716,306	14,775,312	16,503,005	12,344,488
End of Year	$3,883,674	$3,313,805	$18,581,298	$16,716,306	$21,536,059	$16,503,005

See Notes to Financial Statements	SA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Janus Henderson		Janus Henderson		Janus Henderson
	Enterprise Institutional Shares		Enterprise Service Shares		Mid Cap Value Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,374	$8,045	$22,470	$226,532	$6	$1
Realized gain (loss) on investments	100,620	40,165	3,416,761	1,534,451	51	-
Change in net unrealized appreciation (depreciation) on investments	23,791	95,699	(52,255)	2,749,294	16	(16)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,785	143,909	3,386,976	4,510,277	73	(15)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	502,923	276,333	883,007	863,892	262	5
Transfers between variable and fixed accounts, net	112,218	333,524	1,298,575	11,234,624	(544)	255
Policy maintenance charges	(261,600)	(167,393)	(1,366,474)	(881,931)	(37)	-
Policy benefits and terminations	(315)	(4,507)	(2,335,417)	(494,248)	-	-
Policy loans and loan repayments	(4,406)	(865)	(115,752)	(807,826)	-	-
Other	1,654	125	(2,944)	1,080	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	350,474	437,217	(1,639,005)	9,915,591	(319)	261
NET INCREASE (DECREASE) IN NET ASSETS	478,259	581,126	1,747,971	14,425,868	(246)	246
NET ASSETS
Beginning of Year or Period	1,412,251	831,125	46,500,125	32,074,257	246	-
End of Year or Period	$1,890,510	$1,412,251	$48,248,096	$46,500,125	$-	$246

	Janus Henderson		Janus Henderson		LVIP American Century Inflation
	Overseas Institutional Shares		Overseas Service Shares		Protection Standard Class II (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37,332	$26,420	$459,764	$400,585	$-	$222
Realized gain (loss) on investments	(8,584)	2,847	387,184	63,257	(15)	821
Change in net unrealized appreciation (depreciation) on investments	595,120	55,155	7,955,575	939,681	14	(140)
Net Increase (Decrease) in Net Assets Resulting from Operations	623,868	84,422	8,802,523	1,403,523	(1)	903
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	548,079	616,723	787,779	1,171,623	39	9,319
Transfers between variable and fixed accounts, net	333,412	333,254	(1,609,720)	2,897,070	(2,043)	(39,249)
Policy maintenance charges	(350,641)	(293,409)	(677,426)	(655,393)	(7)	1,639
Policy benefits and terminations	(1,972)	(14,386)	(1,723,506)	(352,215)	-	-
Policy loans and loan repayments	(565)	(23,821)	(84,273)	(179,582)	-	-
Other	2,978	1,121	(13,219)	(70)	1	(3)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	531,291	619,482	(3,320,365)	2,881,433	(2,010)	(28,294)
NET INCREASE (DECREASE) IN NET ASSETS	1,155,159	703,904	5,482,158	4,284,956	(2,011)	(27,391)
NET ASSETS
Beginning of Year or Period	1,991,773	1,287,869	31,439,007	27,154,051	2,011	29,402
End of Year or Period	$3,146,932	$1,991,773	$36,921,165	$31,439,007	$-	$2,011

(1) Operation commenced or resumed during 2024 and all units were fully redeemed or transfered prior to December 31, 2025 (See Financial Highlights for       commencement date of operations and date of full redemption).

(2) All units were fully redeemed or transfered prior to December 31, 2025 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-55

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	LVIP American Century		LVIP American Century		Lazard Retirement Global
	Mid Cap Value Standard Class II		Mid Cap Value Service Class		Dynamic Multi-Asset Investor Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$59,783	$62,752	$573,745	$1,028,705	$4,378	$-
Realized gain (loss) on investments	223,752	98,270	3,051,080	1,921,004	45,902	(682)
Change in net unrealized appreciation (depreciation) on investments	(35,422)	37,773	(264,514)	523,880	3,168	27,273
Net Increase (Decrease) in Net Assets Resulting from Operations	248,113	198,795	3,360,311	3,473,589	53,448	26,591
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	473,776	533,963	1,209,071	1,409,355	50,305	53,561
Transfers between variable and fixed accounts, net	189,919	71,748	(11,202,456)	(1,525,349)	(348,447)	(2,840)
Policy maintenance charges	(304,362)	(280,425)	(1,132,146)	(1,203,445)	(37,437)	(36,290)
Policy benefits and terminations	(56,726)	(4,810)	(510,032)	(505,257)	(735)	-
Policy loans and loan repayments	(57,176)	(7,780)	(7,365)	(458,417)	(7,108)	-
Other	2,176	4,908	(1,477)	5,341	15	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	247,607	317,604	(11,644,405)	(2,277,772)	(343,407)	14,431
NET INCREASE (DECREASE) IN NET ASSETS	495,720	516,399	(8,284,094)	1,195,817	(289,959)	41,022
NET ASSETS
Beginning of Year	2,579,094	2,062,695	43,104,877	41,909,060	331,404	290,382
End of Year	$3,074,814	$2,579,094	$34,820,783	$43,104,877	$41,445	$331,404

	Lazard Retirement Global		Lazard Retirement		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		International Equity Service Shares		Growth - Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,727	$-	$95,576	$73,842	$-	$432
Realized gain (loss) on investments	46,332	(4,616)	168,978	20,361	64,145	119,175
Change in net unrealized appreciation (depreciation) on investments	179,719	121,885	1,024,513	59,300	(1,509)	(69,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	243,778	117,269	1,289,067	153,503	62,636	50,564
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	86,239	93,213	187,348	263,011	105,290	124,316
Transfers between variable and fixed accounts, net	34,980	(94,447)	3,002,752	(345,049)	1,802	20,535
Policy maintenance charges	(42,354)	(46,211)	(157,942)	(129,740)	(91,510)	(79,447)
Policy benefits and terminations	3,178	(8,270)	(11,983)	(417,773)	(22,558)	(25,417)
Policy loans and loan repayments	49,492	(11,710)	1,128	(16,948)	(3,689)	20,765
Other	(39)	83	85	(107)	(213)	(798)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	131,496	(67,342)	3,021,388	(646,606)	(10,878)	59,954
NET INCREASE (DECREASE) IN NET ASSETS	375,274	49,927	4,310,455	(493,103)	51,758	110,518
NET ASSETS
Beginning of Year	1,482,612	1,432,685	2,153,842	2,646,945	478,590	368,072
End of Year	$1,857,886	$1,482,612	$6,464,297	$2,153,842	$530,348	$478,590

See Notes to Financial Statements	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	ClearBridge Variable		ClearBridge Variable		ClearBridge Variable
	Mid Cap - Class I		Mid Cap - Class II		Small Cap Growth - Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,874	$16,446	$1,441	$52,941	$-	$-
Realized gain (loss) on investments	194,036	53,027	970,346	349,038	159,351	81,849
Change in net unrealized appreciation (depreciation) on investments	(57,610)	192,739	(405,059)	897,138	58,426	13,883
Net Increase (Decrease) in Net Assets Resulting from Operations	146,300	262,212	566,728	1,299,117	217,777	95,732
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	454,465	373,024	302,940	362,281	321,197	376,886
Transfers between variable and fixed accounts, net	327,580	516,959	(1,699,789)	721,441	288,740	233,118
Policy maintenance charges	(360,116)	(235,268)	(257,475)	(300,359)	(338,432)	(244,392)
Policy benefits and terminations	(15,460)	(6,826)	(64,819)	(258,555)	(9,209)	(8,965)
Policy loans and loan repayments	(139,084)	(18,038)	113,410	(58,107)	(1,881)	(3,249)
Other	990	8,439	344	(822)	(692)	1,616
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	268,375	638,290	(1,605,389)	465,879	259,723	355,014
NET INCREASE (DECREASE) IN NET ASSETS	414,675	900,502	(1,038,661)	1,764,996	477,500	450,746
NET ASSETS
Beginning of Year	2,921,995	2,021,493	15,109,734	13,344,738	2,126,477	1,675,731
End of Year	$3,336,670	$2,921,995	$14,071,073	$15,109,734	$2,603,977	$2,126,477

	Western Asset Variable		Western Asset Variable		Lord Abbett
	Global High Yield Bond - Class I		Global High Yield Bond - Class II		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$98,827	$112,134	$22,733	$50,398	$1,990,597	$1,658,973
Realized gain (loss) on investments	9,202	(2,016)	(24,673)	(13,707)	(129,676)	(125,965)
Change in net unrealized appreciation (depreciation) on investments	46,965	(3,633)	58,488	10,737	682,643	241,710
Net Increase (Decrease) in Net Assets Resulting from Operations	154,994	106,485	56,548	47,428	2,543,564	1,774,718
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	523	321,754	1,885	27,179	2,018,379	2,231,487
Transfers between variable and fixed accounts, net	(191,461)	882,127	(475,020)	135,990	1,864,748	2,702,830
Policy maintenance charges	(49,251)	(64,309)	(22,958)	(37,492)	(1,622,310)	(1,386,709)
Policy benefits and terminations	(174,463)	-	(39,256)	(18,377)	(582,514)	(607,534)
Policy loans and loan repayments	(58,259)	-	(12,870)	25,695	169,477	(179,669)
Other	(538)	767	(74)	441	830	8,246
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(473,449)	1,140,339	(548,293)	133,436	1,848,610	2,768,651
NET INCREASE (DECREASE) IN NET ASSETS	(318,455)	1,246,824	(491,745)	180,864	4,392,174	4,543,369
NET ASSETS
Beginning of Year	1,805,889	559,065	859,388	678,524	29,908,106	25,364,737
End of Year	$1,487,434	$1,805,889	$367,643	$859,388	$34,300,280	$29,908,106

See Notes to Financial Statements	SA-57

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Lord Abbett		Lord Abbett		Lord Abbett
	Developing Growth Class VC		Fundamental Equity Class VC		Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22,059	$21,012	$35,008	$55,714	$4,010,113	$4,734,601
Realized gain (loss) on investments	(2,537,083)	(1,137,954)	813,305	467,664	(2,052,145)	(386,077)
Change in net unrealized appreciation (depreciation) on investments	3,922,662	3,842,093	244,587	626,594	5,347,382	(1,784,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,407,638	2,725,151	1,092,900	1,149,972	7,305,350	2,564,268
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	(3,012)	-	192,724	190,606	5,850,255	5,612,874
Transfers between variable and fixed accounts, net	(2,258,066)	(784,102)	(249,692)	(143,145)	(21,607,122)	14,122,241
Policy maintenance charges	(286,264)	(340,749)	(176,762)	(192,128)	(3,525,149)	(3,820,324)
Policy benefits and terminations	(1,036,204)	(133,844)	(61,873)	(101,898)	(1,676,725)	(2,016,453)
Policy loans and loan repayments	(101,772)	(301,911)	(7,093)	732	(275,852)	(366,506)
Other	6,266	(28,536)	91	634	15,903	(28,923)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,679,052)	(1,589,142)	(302,605)	(245,199)	(21,218,690)	13,502,909
NET INCREASE (DECREASE) IN NET ASSETS	(2,271,414)	1,136,009	790,295	904,773	(13,913,340)	16,067,177
NET ASSETS
Beginning of Year	13,910,287	12,774,278	7,791,710	6,886,937	100,790,656	84,723,479
End of Year	$11,638,873	$13,910,287	$8,582,005	$7,791,710	$86,877,316	$100,790,656

	M Capital Appreciation		M International Equity		M Large Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$753,517	$1,738,917	$2,754,717	$3,074,878	$-	$-
Realized gain (loss) on investments	12,616,828	4,857,842	8,977,094	29,866	29,558,808	10,040,762
Change in net unrealized appreciation (depreciation) on investments	172,134	951,793	21,151,974	734,566	(9,834,681)	11,134,918
Net Increase (Decrease) in Net Assets Resulting from Operations	13,542,479	7,548,552	32,883,785	3,839,310	19,724,127	21,175,680
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,768,307	2,802,529	3,841,168	2,913,209	3,309,658	2,933,732
Transfers between variable and fixed accounts, net	(1,717,847)	(14,329,457)	(28,330,948)	11,617,169	(2,691,435)	(603,381)
Policy maintenance charges	(2,393,190)	(2,473,648)	(2,407,001)	(2,160,414)	(3,520,481)	(3,263,748)
Policy benefits and terminations	(3,842,112)	(480,907)	(5,640,895)	(1,054,161)	(2,012,941)	(1,084,554)
Policy loans and loan repayments	(97,977)	(275,454)	(218,799)	(133,882)	(445,308)	(856,277)
Other	24,096	8,594	(19,268)	88,980	13,899	31,152
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,258,723)	(14,748,343)	(32,775,743)	11,270,901	(5,346,608)	(2,843,076)
NET INCREASE (DECREASE) IN NET ASSETS	8,283,756	(7,199,791)	108,042	15,110,211	14,377,519	18,332,604
NET ASSETS
Beginning of Year	74,825,942	82,025,733	104,523,929	89,413,718	101,355,814	83,023,210
End of Year	$83,109,698	$74,825,942	$104,631,971	$104,523,929	$115,733,333	$101,355,814

See Notes to Financial Statements	SA-58

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
			MFS Blended Research		MFS Global
	M Large Cap Value		Small Cap Equity - Initial Class		Real Estate - Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,094,211	$975,246	$483	$516		$935
Realized gain (loss) on investments	3,833,015	4,251,621	3,081	2,382		1,604
Change in net unrealized appreciation (depreciation) on investments	4,306,419	2,957,935	(1,897)	(455)		(1,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,233,645	8,184,802	1,667	2,443		1,190
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,296,525	1,900,593	10,364	13,370		11,686
Transfers between variable and fixed accounts, net	6,310,410	2,325,267	(29,446)	1,759		(52,447)
Policy maintenance charges	(2,020,374)	(1,856,004)	(1,750)	(1,579)		608
Policy benefits and terminations	(1,026,332)	(768,120)	-	(2,044)		-
Policy loans and loan repayments	(230,510)	(186,928)	-	22		-
Other	6,715	26,058	-	456		(66)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,336,434	1,440,866	(20,832)	11,984		(40,219)
NET INCREASE (DECREASE) IN NET ASSETS	14,570,079	9,625,668	(19,165)	14,427		(39,029)
NET ASSETS
Beginning of Year or Period	52,831,206	43,205,538	55,354	40,927		39,029
End of Year or Period	$67,401,285	$52,831,206	$36,189	$55,354		$-

	MFS Government		MFS New Discovery Series -		MFS New Discovery Series -
	Securities - Initial Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,366	$2,634	$-	$-	$-	$-
Realized gain (loss) on investments	(104)	(1,639)	(11,142)	(31,468)	(1,968,249)	(929,129)
Change in net unrealized appreciation (depreciation) on investments	1,771	188	632,974	156,494	6,450,429	1,512,073
Net Increase (Decrease) in Net Assets Resulting from Operations	5,033	1,183	621,832	125,026	4,482,180	582,944
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,632	8,273	645,360	594,620	1,270,175	1,219,540
Transfers between variable and fixed accounts, net	3,330	798	1,347,109	416,515	1,536,765	13,036,864
Policy maintenance charges	(1,136)	(2,590)	(408,571)	(225,672)	(1,338,990)	(880,468)
Policy benefits and terminations	-	(12,936)	(77,937)	(10,134)	(1,117,648)	(630,257)
Policy loans and loan repayments	(773)	12,588	(88,571)	(14,399)	(118,554)	(571,611)
Other	160	(174)	(940)	8,215	1,353	(825)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,213	5,959	1,416,450	769,145	233,101	12,173,243
NET INCREASE (DECREASE) IN NET ASSETS	13,246	7,142	2,038,282	894,171	4,715,281	12,756,187
NET ASSETS
Beginning of Year	73,117	65,975	2,816,912	1,922,741	35,496,906	22,740,719
End of Year	$86,363	$73,117	$4,855,194	$2,816,912	$40,212,187	$35,496,906

(1) All units were fully redeemed or transfered prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-59

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	MFS Research		MFS Total Return Series -		MFS Utilities Series -
	International - Initial Class		Initial Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23	$1,701	$50,259	$38,093	$8,753	$3,702
Realized gain (loss) on investments	2,359	9,546	127,827	63,184	3,217	4,150
Change in net unrealized appreciation (depreciation) on investments	(601)	(5,109)	15,146	2,445	20,829	10,342
Net Increase (Decrease) in Net Assets Resulting from Operations	1,781	6,138	193,232	103,722	32,799	18,194
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,673	27,158	222,265	244,540	47,153	48,658
Transfers between variable and fixed accounts, net	319	(98,571)	134,345	249,245	119,386	(5,705)
Policy maintenance charges	(283)	(931)	(236,793)	(219,992)	(34,960)	(13,020)
Policy benefits and terminations	-	-	(6,018)	(12,793)	-	(2,049)
Policy loans and loan repayments	(13,130)	-	38,153	(19,602)	-	1,875
Other	-	90	(102)	(2,532)	365	493
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,421)	(72,254)	151,850	238,866	131,944	30,252
NET INCREASE (DECREASE) IN NET ASSETS	(8,640)	(66,116)	345,082	342,588	164,743	48,446
NET ASSETS
Beginning of Year	11,307	77,423	1,651,085	1,308,497	177,701	129,255
End of Year	$2,667	$11,307	$1,996,167	$1,651,085	$342,444	$177,701

	MFS Utilities Series -		MFS Value Series -		MFS Value Series -
	Service Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$439,777	$305,416	$127,294	$106,957	$486,905	$466,280
Realized gain (loss) on investments	208,857	311,288	577,323	477,191	2,683,512	2,583,559
Change in net unrealized appreciation (depreciation) on investments	1,532,722	948,743	251,631	84,939	1,008,370	361,793
Net Increase (Decrease) in Net Assets Resulting from Operations	2,181,356	1,565,447	956,248	669,087	4,178,787	3,411,632
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	442,102	685,737	867,784	832,041	1,269,282	1,383,800
Transfers between variable and fixed accounts, net	233,947	(105,631)	629,351	615,766	1,018,171	(479,677)
Policy maintenance charges	(379,652)	(632,279)	(760,552)	(732,414)	(1,024,163)	(1,085,143)
Policy benefits and terminations	(343,998)	(275,093)	(18,830)	(34,494)	(728,450)	(480,359)
Policy loans and loan repayments	(37,856)	(238,639)	(268,855)	5,830	(138,497)	(262,152)
Other	1,559	(863)	(3,053)	(17,299)	(1,513)	(5,073)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(83,898)	(566,768)	445,845	669,430	394,830	(928,604)
NET INCREASE (DECREASE) IN NET ASSETS	2,097,458	998,679	1,402,093	1,338,517	4,573,617	2,483,028
NET ASSETS
Beginning of Year	14,956,259	13,957,580	6,979,509	5,640,992	32,774,215	30,291,187
End of Year	$17,053,717	$14,956,259	$8,381,602	$6,979,509	$37,347,832	$32,774,215

See Notes to Financial Statements	SA-60

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Neuberger Berman		Bain Capital Equity		Bain Capital Equity
	AMT Quality Equity Class I		Opportunities Class 1 (1)		Opportunities Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$10,960	$-		$-
Realized gain (loss) on investments	493,968	236,159	(5,986)		(25,016)
Change in net unrealized appreciation (depreciation) on investments	647,845	566,389	61,195		42,241
Net Increase (Decrease) in Net Assets Resulting from Operations	1,141,813	813,508	55,209		17,225
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,217,643	806,264	301,243		89,603
Transfers between variable and fixed accounts, net	2,719,300	2,689,520	2,053,927		5,404,928
Policy maintenance charges	(760,822)	(368,837)	(98,974)		(38,959)
Policy benefits and terminations	(6,402)	(122,449)	-		(51,575)
Policy loans and loan repayments	(59,656)	(4,904)	(8)		29,640
Other	6,414	4,695	2,938		(4,273)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,116,477	3,004,289	2,259,126		5,429,364
NET INCREASE (DECREASE) IN NET ASSETS	4,258,290	3,817,797	2,314,335		5,446,589
NET ASSETS
Beginning of Year or Period	6,123,789	2,305,992	-		-
End of Year or Period	$10,382,079	$6,123,789	$2,314,335		$5,446,589

	PIMCO CommodityRealReturn		PIMCO Global Managed		PIMCO Global Managed
	Strategy - Institutional Class		Asset Allocation - Advisor Class		Asset Allocation - Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$883	$502	$345,761	$253,880	$5,019	$3,916
Realized gain (loss) on investments	(472)	(1,117)	47,147	(46,290)	6,394	11,646
Change in net unrealized appreciation (depreciation) on investments	4,605	1,601	1,248,535	532,231	13,362	2,805
Net Increase (Decrease) in Net Assets Resulting from Operations	5,016	986	1,641,443	739,821	24,775	18,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	14,790	301,361	318,527	7,689	6,331
Transfers between variable and fixed accounts, net	(1,372)	(4,996)	(605,718)	235,332	(7,571)	(113,077)
Policy maintenance charges	(494)	1,264	(244,495)	(249,598)	(8,706)	(9,599)
Policy benefits and terminations	-	-	(589,414)	(192,424)	(1,613)	-
Policy loans and loan repayments	-	-	(36,203)	(16,443)	-	-
Other	-	(85)	(229)	168	(4)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,866)	10,973	(1,174,698)	95,562	(10,205)	(116,344)
NET INCREASE (DECREASE) IN NET ASSETS	3,150	11,959	466,745	835,383	14,570	(97,977)
NET ASSETS
Beginning of Year	28,423	16,464	7,571,668	6,736,285	82,806	180,783
End of Year	$31,573	$28,423	$8,038,413	$7,571,668	$97,376	$82,806

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-61

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	PIMCO Income -		PIMCO Long-Term U.S.		Royce
	Administrative Class		Government - Institutional Class (1)		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,317,286	$1,598,067	$7,893	$3,059	$-	$-
Realized gain (loss) on investments	(15,373)	(2,090)	(192)	(21)	635,293	216,188
Change in net unrealized appreciation (depreciation) on investments	3,181,152	(291,209)	6,718	(13,253)	(86,232)	276,591
Net Increase (Decrease) in Net Assets Resulting from Operations	6,483,065	1,304,768	14,419	(10,215)	549,061	492,779
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,118,162	793,691	-	23,298	138,793	147,079
Transfers between variable and fixed accounts, net	10,465,049	35,828,525	-	213,048	259,450	(106,902)
Policy maintenance charges	(1,035,372)	(806,093)	(4,218)	(1,732)	(101,882)	(112,015)
Policy benefits and terminations	(510,726)	(78,996)	-	-	(99,036)	(47,619)
Policy loans and loan repayments	(52,699)	(235,622)	-	-	24,919	(61,480)
Other	300	201	-	(1)	(68)	279
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	25,984,714	35,501,706	(4,218)	234,613	222,176	(180,658)
NET INCREASE (DECREASE) IN NET ASSETS	32,467,779	36,806,474	10,201	224,398	771,237	312,121
NET ASSETS
Beginning of Year or Period	47,699,174	10,892,700	224,398	-	4,152,393	3,840,272
End of Year or Period	$80,166,953	$47,699,174	$234,599	$224,398	$4,923,630	$4,152,393

	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Blue Chip Growth - I		Blue Chip Growth - II		Equity Income - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$154,226	$133,129
Realized gain (loss) on investments	2,927,887	916,648	23,309,164	14,314,033	963,718	511,087
Change in net unrealized appreciation (depreciation) on investments	2,381,351	4,291,624	14,135,357	42,758,820	130,089	94,905
Net Increase (Decrease) in Net Assets Resulting from Operations	5,309,238	5,208,272	37,444,521	57,072,853	1,248,033	739,121
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,078,060	2,793,571	5,448,681	5,733,963	968,376	848,644
Transfers between variable and fixed accounts, net	8,320,265	4,677,597	(8,254,998)	(11,260,193)	1,121,695	1,191,080
Policy maintenance charges	(3,867,755)	(2,574,915)	(5,155,381)	(5,298,276)	(890,306)	(787,837)
Policy benefits and terminations	(332,014)	(259,354)	(5,057,253)	(3,978,549)	(20,798)	(35,647)
Policy loans and loan repayments	(198,847)	(37,701)	(911,154)	(923,735)	16,845	(49,384)
Other	(6,316)	(78,372)	1,721	(55,079)	(309)	(10,059)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,993,393	4,520,826	(13,928,384)	(15,781,869)	1,195,503	1,156,797
NET INCREASE (DECREASE) IN NET ASSETS	14,302,631	9,729,098	23,516,137	41,290,984	2,443,536	1,895,918
NET ASSETS
Beginning of Year	23,063,699	13,334,601	209,796,513	168,505,529	8,017,029	6,121,111
End of Year	$37,366,330	$23,063,699	$233,312,650	$209,796,513	$10,460,565	$8,017,029

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-62

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	T. Rowe Price		VanEck VIP		Vanguard VIF
	Equity Income - II		Global Resources Initial Class		Global Bond Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,454,400	$1,612,732	$730,507	$729,845	$43,010	$10,677
Realized gain (loss) on investments	10,511,784	7,046,060	189,572	248,413	(11,055)	(823)
Change in net unrealized appreciation (depreciation) on investments	1,529,520	2,006,016	8,296,128	(1,685,725)	60,298	675
Net Increase (Decrease) in Net Assets Resulting from Operations	13,495,704	10,664,808	9,216,207	(707,467)	92,253	10,529
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,978,308	3,328,451	898,234	1,018,127	572,390	105,575
Transfers between variable and fixed accounts, net	(700,304)	(6,721,251)	(305,700)	399,492	1,245,538	828,169
Policy maintenance charges	(2,465,151)	(2,800,996)	(967,223)	(978,029)	(359,359)	(131,015)
Policy benefits and terminations	(3,625,558)	(2,333,164)	(1,166,220)	(938,726)	(932)	-
Policy loans and loan repayments	(520,172)	(779,622)	(21,932)	(741,750)	(5,651)	(26)
Other	(9,900)	2,989	(11,626)	1,294	205	(100)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,342,777)	(9,303,593)	(1,574,467)	(1,239,592)	1,452,191	802,603
NET INCREASE (DECREASE) IN NET ASSETS	9,152,927	1,361,215	7,641,740	(1,947,059)	1,544,444	813,132
NET ASSETS
Beginning of Year	97,876,953	96,515,738	26,404,199	28,351,258	1,088,663	275,531
End of Year	$107,029,880	$97,876,953	$34,045,939	$26,404,199	$2,633,107	$1,088,663

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	High Yield Bond		Mid-Cap Index		Real Estate Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$579,157	$348,850	$761,413	$534,168	$302,940	$261,653
Realized gain (loss) on investments	(9,738)	(8,316)	2,897,928	432,323	57,998	192,078
Change in net unrealized appreciation (depreciation) on investments	320,103	82,218	4,003,304	4,865,021	(16,881)	(27,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	889,522	422,752	7,662,645	5,831,512	344,057	425,734
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,275,546	1,334,066	13,192,931	8,172,425	2,172,280	1,721,602
Transfers between variable and fixed accounts, net	2,180,468	2,079,104	17,128,627	12,888,935	3,341,859	2,718,589
Policy maintenance charges	(1,067,466)	(854,086)	(7,658,631)	(5,583,532)	(1,351,071)	(1,061,758)
Policy benefits and terminations	(27,989)	(18,683)	(625,472)	(140,639)	(151,495)	(33,091)
Policy loans and loan repayments	(114,781)	(99,274)	(505,282)	(264,306)	(154,532)	(37,529)
Other	4,284	539	14,892	23,458	(705)	(6,198)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,250,062	2,441,666	21,547,065	15,096,341	3,856,336	3,301,615
NET INCREASE (DECREASE) IN NET ASSETS	4,139,584	2,864,418	29,209,710	20,927,853	4,200,393	3,727,349
NET ASSETS
Beginning of Year	8,328,858	5,464,440	54,229,980	33,302,127	10,970,139	7,242,790
End of Year	$12,468,442	$8,328,858	$83,439,690	$54,229,980	$15,170,532	$10,970,139

See Notes to Financial Statements	SA-63

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF
	Total Bond Market Index		Total Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$178,529	$104,186	$21,519	$8,985
Realized gain (loss) on investments	(2,934)	(5,765)	84,740	47,218
Change in net unrealized appreciation (depreciation) on investments	196,102	(23,846)	260,318	109,397
Net Increase (Decrease) in Net Assets Resulting from Operations	371,697	74,575	366,577	165,600
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,640,903	1,091,698	2,513,755	358,430
Transfers between variable and fixed accounts, net	147,267	2,166,607	2,888,863	360,358
Policy maintenance charges	(214,581)	(172,094)	(334,136)	(177,778)
Policy benefits and terminations	(274,092)	-	-	-
Policy loans and loan repayments	(82,684)	-	-	-
Other	(1,448)	(7,997)	521	(24)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,215,365	3,078,214	5,069,003	540,986
NET INCREASE (DECREASE) IN NET ASSETS	1,587,062	3,152,789	5,435,580	706,586
NET ASSETS
Beginning of Year	4,851,782	1,698,993	1,168,410	461,824
End of Year	$6,438,844	$4,851,782	$6,603,990	$1,168,410

See Notes to Financial Statements	SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

 NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”), a separate account of Pacific Life Insurance Company (“Pacific Life”), was established by Pacific Life’s Board of Directors in 1988 to support operations of Pacific Life with respect to certain variable life insurance policies. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Security and Exchange Commission. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2025, the Fund investment options are Pacific Select Fund (See Note 4), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lincoln Variable Insurance Products (LVIP) Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2025 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Total Return Class I, Total Return Class P, PSF Avantis Balanced Allocation Class I, and the Neuberger Berman AMT Quality Equity Class I Variable Accounts were formerly named Managed Bond Class I, Managed Bond Class P,  PSF Avantis Balanced Allocation Class D, and Neuberger Berman Sustainable Equity Class I Variable Accounts, respectively.

The following Variable Accounts commenced or resumed operations during 2025:

Variable Accounts	Commenced or Resumed Operations on
Bond Plus Class I	January 27, 2025
Large-Cap Plus Bond Alpha Class I	December 3, 2025
Small-Cap Plus Bond Alpha Class I	October 6, 2025
Fidelity VIP Emerging Markets Initial Class	September 12, 2025
Bain Capital Equity Opportunities Fund Class 1	May 9, 2025
Bain Capital Equity Opportunities Fund Class 2	May 6, 2025

The units in the Janus Henderson Mid Cap Value Institutional Shares and LVIP American Century Inflation Protected Standard Class II Variable Accounts were fully redeemed or transferred prior to December 31, 2025.

On April 11, 2025, the Goldman Sachs VIT Multi-Strategy Alternative Institutional Shares Variable Account was liquidated. Any units that remained in this Variable Account after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the Variable Account’s accumulation unit values and the relative net asset values of the respective Portfolio as of the close of the business of the liquidation date. Because this Variable Account was liquidated prior to December 31, 2025, no other information for this Variable Account is included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

SA-65

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

D. Segment Reporting

The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

E. Recent Accounting Prouncement

The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-09 on improving income tax disclosures ("ASU 2023-09"). Management has reviewed ASU 2023-09 and has determined that there was no impact to the Separate Account Financial Statements.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios"). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2025.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

SA-66

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

The assets of certain Variable Accounts invest in Class I or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Pursuant to PSF's Investment Advisory Agreement, each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC ("PLFA"), a wholly-owned subsidiary of Pacific Life. Pursuant to PSF's Administration Agreement, each Portfolio of PSF also compensates Pacific Life and PLFA for administrative services to PSF that are outside the scope of the Investment Adviser's responsibilities under the Investment Advisory Agreement. Each Portfolio of PSF also pays a class-specific non-12b-1 service fee for Class I shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan. The advisory fee, administration fee, and service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2025, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.04% to 0.90%, Pacific Life and PLFA received net administration fees at effective annual rates ranging from 0.00675% to 0.0160%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2025, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Plus Class I	136,789	(37,604)	99,185
Bond Plus Class P	181,648	(12,041)	169,607	132	-	132
Core Income Class I	302,679	(422,575)	(119,896)	440,340	(237,092)	203,248
Core Income Class P	568	(479)	89	1,076	(780)	296
Diversified Bond Class I	844,112	(1,268,163)	(424,051)	951,692	(906,127)	45,565
Diversified Bond Class P	679,556	(440,231)	239,325	806,433	(343,544)	462,889
Floating Rate Income Class I	158,062	(373,325)	(215,263)	234,562	(520,209)	(285,647)
Floating Rate Income Class P	239,836	(70,822)	169,014	168,214	(54,916)	113,298
High Yield Bond Class I	306,654	(225,199)	81,455	207,687	(249,676)	(41,989)
High Yield Bond Class P	177,001	(47,908)	129,093	110,517	(45,071)	65,446
Inflation Managed Class I	186,733	(146,446)	40,287	121,102	(119,543)	1,559
Inflation Managed Class P	405,692	(237,345)	168,347	124,879	(51,756)	73,123
Intermediate Bond Class P	704,653	(102,927)	601,726	256,758	(70,808)	185,950
Short Duration Bond Class I	1,623,950	(835,779)	788,171	871,985	(1,440,904)	(568,919)
Short Duration Bond Class P	487,112	(299,558)	187,554	240,117	(152,640)	87,477
Total Return Class I	867,223	(589,730)	277,493	624,491	(346,689)	277,802
Total Return Class P	731,032	(265,998)	465,034	736,222	(93,557)	642,665
Emerging Markets Debt Class I	68,543	(60,055)	8,488	45,330	(39,186)	6,144
Emerging Markets Debt Class P	11,782	(5,673)	6,109	10,882	(6,437)	4,445
Dividend Growth Class I	138,701	(201,938)	(63,237)	152,230	(245,804)	(93,574)
Dividend Growth Class P	94,886	(91,501)	3,385	619,459	(581,911)	37,548
Equity Index Class I	281,824	(590,887)	(309,063)	397,400	(817,576)	(420,176)
Equity Index Class P	9,758,025	(3,570,171)	6,187,854	8,786,627	(2,959,657)	5,826,970
Focused Growth Class I	53,781	(84,581)	(30,800)	50,356	(92,868)	(42,512)
Growth Class I	29,038	(134,034)	(104,996)	43,167	(150,824)	(107,657)
Growth Class P	273,902	(191,766)	82,136	263,972	(185,843)	78,129

SA-67

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hedged Equity Class P	420,546	(141,684)	278,862	436,697	(151,771)	284,926
Large-Cap Core Class I	50,611	(127,246)	(76,635)	36,648	(118,475)	(81,827)
Large-Cap Core Class P	143,388	(91,537)	51,851	131,260	(39,155)	92,105
Large-Cap Growth Class I	65,336	(252,887)	(187,551)	137,432	(583,013)	(445,581)
Large-Cap Growth Class P	36,955	(37,595)	(640)	118,646	(89,583)	29,063
Large-Cap Plus Bond Alpha Class I	27	(9)	18
Large-Cap Plus Bond Alpha Class P	40,514	(5,937)	34,577	1,651	(7)	1,644
Large-Cap Value Class I	151,409	(299,263)	(147,854)	165,621	(346,677)	(181,056)
Large-Cap Value Class P	100,920	(69,458)	31,462	86,517	(48,726)	37,791
Mid-Cap Growth Class I	175,046	(219,465)	(44,419)	169,990	(356,826)	(186,836)
Mid-Cap Growth Class P	47,333	(32,240)	15,093	66,948	(47,909)	19,039
Mid-Cap Plus Bond Alpha Class I	53,195	(142,166)	(88,971)	66,175	(358,594)	(292,419)
Mid-Cap Plus Bond Alpha Class P	50,614	(4,742)	45,872	5,131	(48)	5,083
Mid-Cap Value Class I	96,010	(82,099)	13,911	67,339	(54,590)	12,749
Mid-Cap Value Class P	42,193	(10,684)	31,509	38,733	(18,986)	19,747
QQQ Plus Bond Alpha Class I	4,122	(365)	3,757	1,290	(52)	1,238
QQQ Plus Bond Alpha Class P	518,716	(57,409)	461,307	9,925	(60)	9,865
Small-Cap Equity Class I	78,800	(77,672)	1,128	140,229	(123,989)	16,240
Small-Cap Equity Class P	42,604	(33,285)	9,319	60,216	(46,383)	13,833
Small-Cap Growth Class I	8	(44,911)	(44,903)	3	(38,521)	(38,518)
Small-Cap Index Class I	266,760	(553,541)	(286,781)	328,653	(574,273)	(245,620)
Small-Cap Index Class P	1,521,926	(592,480)	929,446	1,473,429	(589,149)	884,280
Small-Cap Plus Bond Alpha Class I	28	(14)	14
Small-Cap Plus Bond Alpha Class P	77,992	(38,191)	39,801	6,724	(110)	6,614
Small-Cap Value Class I	81,054	(125,508)	(44,454)	74,992	(148,682)	(73,690)
Small-Cap Value Class P	52,091	(30,919)	21,172	85,765	(60,762)	25,003
Value Class I	106,308	(186,587)	(80,279)	123,173	(167,638)	(44,465)
Value Class P	40,627	(12,344)	28,283	12,018	(9,507)	2,511
Value Advantage Class I	127,931	(85,793)	42,138	77,845	(120,320)	(42,475)
Value Advantage Class P	126,330	(83,225)	43,105	132,763	(109,821)	22,942
Emerging Markets Class I	413,029	(464,349)	(51,320)	351,960	(739,233)	(387,273)
Emerging Markets Class P	229,105	(81,607)	147,498	210,099	(132,389)	77,710
International Equity Plus Bond Alpha Class I	16,363	(8,398)	7,965	669	-	669
International Equity Plus Bond Alpha Class P	56,906	(6,386)	50,520	1	-	1
International Growth Class P	48,184	(13,939)	34,245	26,226	(10,009)	16,217
International Large-Cap Class I	876,587	(1,140,015)	(263,428)	1,126,348	(1,614,149)	(487,801)
International Large-Cap Class P	292,535	(96,631)	195,904	225,520	(73,599)	151,921
International Small-Cap Class I	172,457	(172,020)	437	184,838	(216,829)	(31,991)
International Small-Cap Class P	52,418	(33,660)	18,758	38,733	(14,087)	24,646
International Value Class I	291,561	(513,964)	(222,403)	225,252	(391,014)	(165,762)
Health Sciences Class I	71,683	(111,821)	(40,138)	79,638	(147,030)	(67,392)
Health Sciences Class P	44,153	(32,632)	11,521	52,037	(35,196)	16,841
Real Estate Class I	134,126	(138,789)	(4,663)	90,881	(142,360)	(51,479)
Real Estate Class P	22,078	(16,777)	5,301	13,155	(3,899)	9,256
Technology Class I	254,479	(379,049)	(124,570)	335,027	(369,448)	(34,421)
Technology Class P	122,551	(104,093)	18,458	233,759	(180,612)	53,147
ESG Diversified Class P	68,430	(30,238)	38,192	116,853	(22,758)	94,095
ESG Diversified Growth Class P	354,557	(201,890)	152,667	245,222	(61,414)	183,808
PSF Avantis Balanced Allocation Class I	111,859	(55,146)	56,713	62,275	(141,808)	(79,533)
PSF Avantis Balanced Allocation Class P	358,618	(361,325)	(2,707)	22,048	(13,340)	8,708
Pacific Dynamix - Conservative Growth Class I	33,509	(67,915)	(34,406)	37,183	(97,447)	(60,264)
Pacific Dynamix - Conservative Growth Class P	770,775	(265,778)	504,997	735,704	(254,175)	481,529
Pacific Dynamix - Moderate Growth Class I	153,178	(163,933)	(10,755)	158,267	(288,049)	(129,782)
Pacific Dynamix - Moderate Growth Class P	1,989,041	(934,181)	1,054,860	1,978,846	(808,732)	1,170,114
Pacific Dynamix - Growth Class I	231,167	(294,281)	(63,114)	279,639	(329,827)	(50,188)
Pacific Dynamix - Growth Class P	2,347,254	(829,086)	1,518,168	2,369,572	(653,754)	1,715,818
Pacific Dynamix - Aggressive Growth Class I	36,374	(28,320)	8,054	15,273	(37)	15,236

SA-68

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix - Aggressive Growth Class P	607,348	(116,510)	490,838	240,520	(51,672)	188,848
Portfolio Optimization Conservative Class I	212,319	(128,331)	83,988	106,904	(232,977)	(126,073)
Portfolio Optimization Conservative Class P	307	(411)	(104)	364	(367)	(3)
Portfolio Optimization Moderate-Conservative Class I	91,360	(164,010)	(72,650)	85,497	(284,952)	(199,455)
Portfolio Optimization Moderate-Conservative Class P	47,418	(52,347)	(4,929)	26,345	(24,173)	2,172
Portfolio Optimization Moderate Class I	575,632	(883,244)	(307,612)	482,338	(1,032,512)	(550,174)
Portfolio Optimization Moderate Class P	28,771	(21,326)	7,445	11,417	(14,962)	(3,545)
Portfolio Optimization Growth Class I	498,111	(1,355,900)	(857,789)	605,397	(1,440,177)	(834,780)
Portfolio Optimization Growth Class P	43,124	(36,200)	6,924	80,056	(39,234)	40,822
Portfolio Optimization Aggressive-Growth Class I	236,485	(644,921)	(408,436)	279,567	(554,560)	(274,993)
Portfolio Optimization Aggressive-Growth Class P	85,844	(78,173)	7,671	117,600	(95,397)	22,203
American Funds IS American High-Income Trust Class 2	96,396	(67,460)	28,936	159,491	(103,007)	56,484
American Funds IS Asset Allocation Class 2	1,095,983	(680,436)	415,547	744,080	(395,326)	348,754
American Funds IS Asset Allocation Class 4	163,649	(228,447)	(64,798)	360,681	(384,994)	(24,313)
American Funds IS Capital World Bond Class 2	60,740	(66,586)	(5,846)	30,268	(28,113)	2,155
American Funds IS Growth Class 2	521,181	(379,997)	141,184	410,633	(254,075)	156,558
American Funds IS Growth Class 4	300,979	(343,761)	(42,782)	558,566	(365,129)	193,437
American Funds IS Growth-Income Class 2	739,810	(577,460)	162,350	730,641	(635,274)	95,367
American Funds IS Growth-Income Class 4	168,603	(245,099)	(76,496)	156,521	(280,023)	(123,502)
American Funds IS International Class 2	223,127	(156,065)	67,062	187,336	(109,843)	77,493
American Funds IS New World Fund Class 2	175,661	(120,058)	55,603	680,068	(567,176)	112,892
BlackRock 60/40 Target Allocation ETF V.I. Class I	429,830	(294,678)	135,152	496,181	(358,869)	137,312
BlackRock Basic Value V.I. Class III	78,494	(104,856)	(26,362)	46,476	(127,875)	(81,399)
BlackRock Global Allocation V.I. Class I	119,328	(372,615)	(253,287)	228,157	(138,638)	89,519
BlackRock Global Allocation V.I. Class III	151,404	(373,214)	(221,810)	167,452	(217,374)	(49,922)
BNY Mellon VIF Appreciation Service Shares	47,402	(116,133)	(68,731)	150,615	(91,244)	59,371
DFA VA International Small Institutional Class	241,263	(114,491)	126,772	199,104	(88,161)	110,943
DFA VA International Value Institutional Class	177,063	(75,338)	101,725	174,213	(95,308)	78,905
DFA VA Short-Term Fixed Institutional Class	371,428	(202,203)	169,225	421,927	(190,055)	231,872
DFA VA US Large Value Institutional Class	166,467	(85,915)	80,552	205,790	(111,926)	93,864
DFA VA US Targeted Value Institutional Class	92,134	(43,389)	48,745	111,152	(46,919)	64,233
Fidelity VIP Bond Index Initial Class	2,282,239	(654,987)	1,627,252	1,501,876	(495,148)	1,006,728
Fidelity VIP Bond Index Service Class 2	1,636,816	(1,393,617)	243,199	407,092	(219,840)	187,252
Fidelity VIP Contrafund Initial Class	189,421	(107,736)	81,685	307,830	(221,890)	85,940
Fidelity VIP Contrafund Service Class 2	191,481	(187,330)	4,151	155,591	(220,046)	(64,455)
Fidelity VIP Emerging Markets Initial Class	253	(1)	252
Fidelity VIP Freedom 2010 Portfolio Service Class 2	2,374	(27,640)	(25,266)	49,578	(16,243)	33,335
Fidelity VIP Freedom 2015 Portfolio Service Class 2	4,950	(10,714)	(5,764)	6,177	(10,057)	(3,880)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	9,039	(72,950)	(63,911)	55,736	(40,874)	14,862
Fidelity VIP Freedom 2025 Portfolio Initial Class	55,867	(64,278)	(8,411)	120,110	(103,812)	16,298
Fidelity VIP Freedom 2025 Portfolio Service Class 2	136,074	(160,597)	(24,523)	49,682	(86,127)	(36,445)
Fidelity VIP Freedom 2030 Portfolio Initial Class	54,563	(53,706)	857	59,479	(65,359)	(5,880)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	144,072	(140,230)	3,842	157,171	(121,306)	35,865
Fidelity VIP Freedom 2035 Portfolio Initial Class	202,079	(104,762)	97,317	295,593	(200,771)	94,822
Fidelity VIP Freedom 2035 Portfolio Service Class 2	75,093	(66,575)	8,518	94,262	(80,460)	13,802
Fidelity VIP Freedom 2040 Portfolio Initial Class	420	(62)	358	561	(21)	540
Fidelity VIP Freedom 2045 Portfolio Initial Class	100,644	(59,562)	41,082	275,326	(182,146)	93,180
Fidelity VIP Freedom 2045 Portfolio Service Class 2	110,972	(67,726)	43,246	91,558	(82,629)	8,929
Fidelity VIP Freedom 2050 Portfolio Initial Class	1,368	(209)	1,159	1,370	(42)	1,328
Fidelity VIP Freedom 2055 Portfolio Initial Class	832	(1,861)	(1,029)	12,749	(12,058)	691
Fidelity VIP Freedom 2065 Portfolio Initial Class	1,268	(792)	476	1,091	(171)	920
Fidelity VIP Freedom Income Portfolio Initial Class	3,553	(3,016)	537	5,666	(14,691)	(9,025)
Fidelity VIP Freedom Income Portfolio Service Class 2	13,806	(30,573)	(16,767)	38,668	(15,173)	23,495
Fidelity VIP Government Money Market Service Class	64,092,063	(67,035,345)	(2,943,282)	72,878,006	(59,822,305)	13,055,701
Fidelity VIP Growth Initial Class	15,185	(2,097)	13,088	104,139	(96,581)	7,558
Fidelity VIP Growth Service Class 2	205,018	(171,289)	33,729	274,821	(303,880)	(29,059)
Fidelity VIP International Index Initial Class	1,833,821	(481,221)	1,352,600	1,348,901	(341,440)	1,007,461

SA-69

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP International Index Service Class 2	222,614	(143,212)	79,402	242,024	(84,369)	157,655
Fidelity VIP Mid Cap Initial Class	194,279	(95,631)	98,648	204,288	(120,415)	83,873
Fidelity VIP Mid Cap Service Class 2	292,281	(116,326)	175,955	379,824	(350,602)	29,222
Fidelity VIP Total Market Index Initial Class	7,056,702	(1,531,236)	5,525,466	3,118,026	(1,026,016)	2,092,010
Fidelity VIP Total Market Index Service Class 2	644,162	(328,308)	315,854	342,535	(124,176)	218,359
Fidelity VIP Value Strategies Service Class 2	80,560	(87,381)	(6,821)	151,139	(75,738)	75,401
Templeton Foreign VIP Class 1	52,661	(35,989)	16,672	57,543	(39,280)	18,263
Templeton Foreign VIP Class 2	85,818	(108,934)	(23,116)	92,455	(157,534)	(65,079)
Templeton Global Bond VIP Class 1	57,401	(50,697)	6,704	138,237	(77,501)	60,736
Templeton Global Bond VIP Class 2	252,197	(256,961)	(4,764)	290,867	(261,126)	29,741
Invesco V.I. Discovery Mid Cap Growth Series I	230	(270)	(40)	1,507	(1,303)	204
Invesco V.I. EQV International Equity Series I	69,748	(38,262)	31,486	94,908	(78,465)	16,443
Invesco V.I. EQV International Equity Series II	120,565	(205,501)	(84,936)	191,188	(185,572)	5,616
Invesco V.I. Global Series I	102,345	(99,389)	2,956	153,957	(124,750)	29,207
Invesco V.I. Global Series II	50,135	(69,217)	(19,082)	75,343	(88,657)	(13,314)
Invesco V.I. Main Street Small Cap Fund Series I	293,320	(114,945)	178,375	244,403	(104,660)	139,743
Janus Henderson Enterprise Institutional Shares	59,753	(40,079)	19,674	112,723	(86,874)	25,849
Janus Henderson Enterprise Service Shares	142,022	(168,239)	(26,217)	283,415	(125,836)	157,579
Janus Henderson Mid Cap Value Institutional Shares	175	(188)	(13)	13	-	13
Janus Henderson Overseas Institutional Shares	53,133	(26,563)	26,570	69,994	(32,879)	37,115
Janus Henderson Overseas Service Shares	287,750	(453,023)	(165,273)	434,556	(266,472)	168,084
LVIP American Century Inflation Protection Standard Class II	4	(192)	(188)	17,244	(19,861)	(2,617)
LVIP American Century Mid Cap Value Standard Class II	77,282	(62,507)	14,775	96,433	(75,895)	20,538
LVIP American Century Mid Cap Value Service Class	337,548	(662,209)	(324,661)	151,918	(221,369)	(69,451)
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	4,018	(28,281)	(24,263)	6,307	(5,001)	1,306
Lazard Retirement Global Dynamic Multi-Asset Service Shares	13,719	(5,836)	7,883	7,174	(11,875)	(4,701)
Lazard Retirement International Equity Service Shares	256,157	(40,097)	216,060	31,628	(82,963)	(51,335)
ClearBridge Variable Growth - Class I	12,398	(13,088)	(690)	27,948	(23,811)	4,137
ClearBridge Variable Mid Cap - Class I	76,510	(58,632)	17,878	156,971	(111,693)	45,278
ClearBridge Variable Mid Cap - Class II	34,657	(80,933)	(46,276)	46,143	(32,566)	13,577
ClearBridge Variable Small Cap Growth - Class I	49,641	(32,734)	16,907	74,938	(50,289)	24,649
Western Asset Variable Global High Yield Bond - Class I	46	(39,948)	(39,902)	142,833	(36,519)	106,314
Western Asset Variable Global High Yield Bond - Class II	147	(38,772)	(38,625)	22,186	(12,223)	9,963
Lord Abbett Bond Debenture Class VC	487,308	(366,901)	120,407	545,441	(350,724)	194,717
Lord Abbett Developing Growth Class VC	-	(101,968)	(101,968)	-	(46,106)	(46,106)
Lord Abbett Fundamental Equity Class VC	8,204	(16,267)	(8,063)	15,911	(22,805)	(6,894)
Lord Abbett Total Return Class VC	1,903,226	(3,551,359)	(1,648,133)	2,347,353	(1,193,711)	1,153,642
M Capital Appreciation	66,999	(94,150)	(27,151)	105,712	(199,850)	(94,138)
M International Equity	353,036	(887,350)	(534,314)	543,147	(300,843)	242,304
M Large Cap Growth	97,090	(126,571)	(29,481)	129,955	(148,139)	(18,184)
M Large Cap Value	322,604	(235,394)	87,210	277,543	(247,798)	29,745
MFS Blended Research Small Cap Equity - Initial Class	2,189	(3,331)	(1,142)	7,514	(6,844)	670
MFS Global Real Estate - Initial Class				17,637	(20,552)	(2,915)
MFS Government Securities - Initial Class	1,251	(415)	836	2,515	(1,786)	729
MFS New Discovery Series - Initial Class	182,758	(79,827)	102,931	132,116	(78,962)	53,154
MFS New Discovery Series - Service Class	150,018	(144,623)	5,395	355,443	(89,164)	266,279
MFS Research International - Initial Class	273	(905)	(632)	35,473	(40,223)	(4,750)
MFS Total Return Series - Initial Class	58,059	(48,144)	9,915	55,962	(39,428)	16,534
MFS Utilities Series - Initial Class	23,361	(14,956)	8,405	12,554	(10,218)	2,336
MFS Utilities Series - Service Class	51,864	(54,996)	(3,132)	94,627	(113,765)	(19,138)
MFS Value Series - Initial Class	226,331	(199,945)	26,386	246,676	(205,409)	41,267
MFS Value Series - Service Class	200,067	(184,287)	15,780	189,903	(233,571)	(43,668)
Neuberger Berman AMT Quality Equity Class I	133,351	(57,065)	76,286	131,599	(49,781)	81,818
Bain Capital Equity Opportunities Class 1	212,135	(8,909)	203,226
Bain Capital Equity Opportunities Class 2	495,848	(17,132)	478,716
PIMCO CommodityRealReturn Strategy - Institutional Class	126	(224)	(98)	6,511	(5,930)	581
PIMCO Global Managed Asset Allocation - Advisor Class	74,493	(132,402)	(57,909)	56,038	(49,418)	6,620

SA-70

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Global Managed Asset Allocation - Institutional Class	4,382	(4,588)	(206)	8,356	(16,443)	(8,087)
PIMCO Income - Administrative Class	2,384,396	(389,510)	1,994,886	3,065,346	(180,361)	2,884,985
PIMCO Long-Term U.S. Government - Institutional Class	-	(394)	(394)	21,976	(158)	21,818
Royce Micro-Cap Service Class	31,938	(24,624)	7,314	21,475	(29,401)	(7,926)
T. Rowe Price Blue Chip Growth - I	1,003,518	(616,704)	386,814	1,031,945	(802,165)	229,780
T. Rowe Price Blue Chip Growth - II	143,233	(288,354)	(145,121)	176,080	(379,872)	(203,792)
T. Rowe Price Equity Income - I	228,635	(162,600)	66,035	197,294	(128,349)	68,945
T. Rowe Price Equity Income - II	206,481	(307,790)	(101,309)	130,588	(371,131)	(240,543)
VanEck VIP Global Resources Initial Class	137,124	(198,253)	(61,129)	207,016	(254,970)	(47,954)
Vanguard VIF Global Bond Index	199,412	(65,566)	133,846	91,413	(14,354)	77,059
Vanguard VIF High Yield Bond	362,433	(108,216)	254,217	297,462	(90,852)	206,610
Vanguard VIF Mid-Cap Index	2,011,581	(786,502)	1,225,079	1,622,646	(675,575)	947,071
Vanguard VIF Real Estate Index	620,122	(293,334)	326,788	506,574	(211,134)	295,440
Vanguard VIF Total Bond Market Index	176,839	(57,232)	119,607	360,110	(39,785)	320,325
Vanguard VIF Total Stock Market Index	223,514	(16,254)	207,260	37,354	(9,727)	27,627

SA-71

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Bond Plus Class I (4)
01/27/2025 - 12/31/2025	$10.63	99,185	$1,054,169	0.00%	0.00%	6.45%
Bond Plus Class P
2025	$10.65	169,739	$1,808,248	0.00%	0.00%	7.38%
12/27/2024 - 12/31/2024	9.92	132	1,309	0.00%	0.00%	0.29%
Core Income Class I
2025	$13.23	942,490	$12,464,960	0.00%	0.00%	6.73%
2024	12.39	1,062,386	13,164,577	0.00%	0.00%	2.78%
2023	12.06	859,138	10,358,536	0.00%	0.00%	7.98%
2022	11.17	434,293	4,849,317	0.00%	0.00%	(12.40)%
2021	12.75	441,405	5,626,563	0.00%	0.00%	(0.39)%
Core Income Class P
2025	$10.93	3,192	$34,877	0.00%	0.00%	6.94%
2024	10.22	3,103	31,702	0.00%	0.00%	2.98%
2023	9.92	2,807	27,851	0.00%	0.00%	8.19%
2022	9.17	16	146	0.00%	0.00%	(12.23)%
05/19/2021 - 12/31/2021	10.45	1,464	15,299	0.00%	0.00%	1.79%
Diversified Bond Class I
2025	$18.73	3,969,667	$74,337,000	0.00%	0.00%	7.85%
2024	17.36	4,393,718	76,292,709	0.00%	0.00%	1.62%
2023	17.09	4,348,153	74,295,943	0.00%	0.00%	3.60%
2022	16.49	4,210,060	69,435,523	0.00%	0.00%	(18.62)%
2021	20.27	5,029,050	101,920,749	0.00%	0.00%	(1.93)%
Diversified Bond Class P
2025	$10.29	1,361,867	$14,012,480	0.00%	0.00%	8.07%
2024	9.52	1,122,542	10,687,193	0.00%	0.00%	1.87%
2023	9.35	659,653	6,164,819	0.00%	0.00%	3.81%
2022	9.00	317,064	2,854,420	0.00%	0.00%	(18.46)%
2021	11.04	198,091	2,187,003	0.00%	0.00%	(1.73)%
Floating Rate Income Class I
2025	$17.72	1,624,826	$28,791,450	0.00%	0.00%	6.30%
2024	16.67	1,840,089	30,672,626	0.00%	0.00%	8.05%
2023	15.43	2,125,736	32,793,289	0.00%	0.00%	13.66%
2022	13.57	2,413,477	32,758,473	0.00%	0.00%	(1.54)%
2021	13.79	2,776,498	38,276,449	0.00%	0.00%	4.62%
Floating Rate Income Class P
2025	$14.54	364,179	$5,294,220	0.00%	0.00%	6.52%
2024	13.65	195,165	2,663,652	0.00%	0.00%	8.39%
2023	12.59	81,867	1,030,811	0.00%	0.00%	13.76%
2022	11.07	53,846	595,962	0.00%	0.00%	(1.35)%
2021	11.22	16,750	187,926	0.00%	0.00%	4.83%
High Yield Bond Class I
2025	$107.59	926,772	$99,714,406	0.00%	0.00%	7.27%
2024	100.30	845,317	84,782,620	0.00%	0.00%	7.14%
2023	93.61	887,306	83,060,165	0.00%	0.00%	12.22%
2022	83.42	853,642	71,206,687	0.00%	0.00%	(10.35)%
2021	93.04	934,610	86,958,544	0.00%	0.00%	5.42%
High Yield Bond Class P
2025	$13.48	307,057	$4,138,931	0.00%	0.00%	7.49%
2024	12.54	177,964	2,231,691	0.00%	0.00%	7.36%
2023	11.68	112,518	1,314,277	0.00%	0.00%	12.45%
2022	10.39	46,802	486,168	0.00%	0.00%	(10.17)%
2021	11.56	31,300	361,943	0.00%	0.00%	5.63%
Inflation Managed Class I
2025	$77.00	1,125,409	$86,658,362	0.00%	0.00%	7.99%
2024	71.30	1,085,122	77,374,064	0.00%	0.00%	2.36%
2023	69.66	1,083,563	75,484,843	0.00%	0.00%	3.67%
2022	67.20	983,506	66,089,815	0.00%	0.00%	(11.87)%
2021	76.25	1,037,110	79,080,898	0.00%	0.00%	5.69%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Inflation Managed Class P
2025	$12.08	410,429	$4,956,340	0.00%	0.00%	8.21%
2024	11.16	242,082	2,701,676	0.00%	0.00%	2.56%
2023	10.88	168,959	1,838,538	0.00%	0.00%	3.88%
2022	10.48	84,298	883,059	0.00%	0.00%	(11.70)%
2021	11.86	21,485	254,875	0.00%	0.00%	5.90%
Intermediate Bond Class P
2025	$11.13	979,702	$10,906,866	0.00%	0.00%	7.29%
2024	10.38	377,976	3,921,913	0.00%	0.00%	2.32%
2023	10.14	192,026	1,947,377	0.00%	0.00%	5.95%
08/04/2022 - 12/31/2022	9.57	24,534	234,836	0.00%	0.00%	(5.11)%
Short Duration Bond Class I
2025	$15.78	6,352,609	$100,216,963	0.00%	0.00%	5.42%
2024	14.96	5,564,438	83,269,653	0.00%	0.00%	4.87%
2023	14.27	6,133,357	87,520,454	0.00%	0.00%	4.87%
2022	13.61	5,521,198	75,123,147	0.00%	0.00%	(4.58)%
2021	14.26	6,924,820	98,740,450	0.00%	0.00%	(0.45)%
Short Duration Bond Class P
2025	$11.64	712,762	$8,297,621	0.00%	0.00%	5.63%
2024	11.02	525,208	5,788,264	0.00%	0.00%	5.08%
2023	10.49	437,731	4,590,946	0.00%	0.00%	5.08%
2022	9.98	238,475	2,380,112	0.00%	0.00%	(4.39)%
2021	10.44	99,958	1,043,397	0.00%	0.00%	(0.25)%
Total Return Class I
2025	$82.61	4,031,444	$333,030,824	0.00%	0.00%	8.98%
2024	75.80	3,753,951	284,549,057	0.00%	0.00%	2.70%
2023	73.81	3,476,149	256,568,406	0.00%	0.00%	6.55%
2022	69.27	3,623,777	251,020,700	0.00%	0.00%	(14.02)%
2021	80.57	3,795,129	305,762,827	0.00%	0.00%	(1.13)%
Total Return Class P
2025	$11.09	1,554,819	$17,250,426	0.00%	0.00%	9.20%
2024	10.16	1,089,785	11,072,298	0.00%	0.00%	2.90%
2023	9.87	447,120	4,414,624	0.00%	0.00%	6.76%
2022	9.25	241,047	2,229,188	0.00%	0.00%	(13.85)%
2021	10.73	81,611	876,059	0.00%	0.00%	(0.93)%
Emerging Markets Debt Class I
2025	$15.69	463,480	$7,273,557	0.00%	0.00%	15.68%
2024	13.57	454,992	6,172,490	0.00%	0.00%	6.88%
2023	12.69	448,848	5,696,939	0.00%	0.00%	12.35%
2022	11.30	451,033	5,095,350	0.00%	0.00%	(9.27)%
2021	12.45	484,728	6,035,370	0.00%	0.00%	(6.12)%
Emerging Markets Debt Class P
2025	$12.51	24,603	$307,838	0.00%	0.00%	15.89%
2024	10.80	18,494	199,665	0.00%	0.00%	7.09%
2023	10.08	14,049	141,632	0.00%	0.00%	12.57%
2022	8.96	9,516	85,224	0.00%	0.00%	(9.08)%
2021	9.85	5,829	57,418	0.00%	0.00%	(5.94)%
Dividend Growth Class I
2025	$74.57	1,736,787	$129,503,818	0.00%	0.00%	14.39%
2024	65.18	1,800,024	117,330,787	0.00%	0.00%	13.24%
2023	57.56	1,893,598	108,999,448	0.00%	0.00%	13.32%
2022	50.80	2,028,217	103,027,119	0.00%	0.00%	(10.49)%
2021	56.75	2,104,046	119,406,051	0.00%	0.00%	25.80%
Dividend Growth Class P
2025	$21.03	278,488	$5,856,155	0.00%	0.00%	14.65%
2024	18.34	275,103	5,045,952	0.00%	0.00%	13.53%
2023	16.16	237,555	3,837,818	0.00%	0.00%	13.54%
2022	14.23	108,415	1,542,558	0.00%	0.00%	(10.31)%
2021	15.86	47,084	746,951	0.00%	0.00%	26.05%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Equity Index Class I
2025	$356.89	4,013,629	$1,432,436,763	0.00%	0.00%	17.55%
2024	303.60	4,322,692	1,312,383,784	0.00%	0.00%	24.66%
2023	243.54	4,742,868	1,155,074,118	0.00%	0.00%	25.93%
2022	193.39	4,769,399	922,333,787	0.00%	0.00%	(18.31)%
2021	236.73	4,938,614	1,169,119,245	0.00%	0.00%	28.37%
Equity Index Class P
2025	$26.42	22,953,622	$606,512,908	0.00%	0.00%	17.79%
2024	22.43	16,765,768	376,108,271	0.00%	0.00%	24.91%
2023	17.96	10,938,798	196,450,596	0.00%	0.00%	26.19%
2022	14.23	6,073,436	86,438,308	0.00%	0.00%	(18.15)%
2021	17.39	1,879,469	32,678,816	0.00%	0.00%	28.63%
Focused Growth Class I
2025	$105.38	550,769	$58,042,419	0.00%	0.00%	17.95%
2024	89.34	581,569	51,960,264	0.00%	0.00%	27.95%
2023	69.83	624,081	43,579,968	0.00%	0.00%	37.96%
2022	50.62	669,958	33,910,279	0.00%	0.00%	(33.80)%
2021	76.46	686,421	52,481,031	0.00%	0.00%	19.79%
Growth Class I
2025	$336.38	1,159,659	$390,084,221	0.00%	0.00%	12.01%
2024	300.30	1,264,655	379,779,776	0.00%	0.00%	31.82%
2023	227.82	1,372,312	312,633,691	0.00%	0.00%	35.55%
2022	168.07	1,469,956	247,060,813	0.00%	0.00%	(31.21)%
2021	244.34	1,653,122	403,918,474	0.00%	0.00%	23.42%
Growth Class P
2025	$25.02	542,129	$13,565,487	0.00%	0.00%	12.24%
2024	22.29	459,993	10,255,289	0.00%	0.00%	32.08%
2023	16.88	381,864	6,445,560	0.00%	0.00%	35.82%
2022	12.43	241,756	3,004,549	0.00%	0.00%	(31.07)%
2021	18.03	125,252	2,258,423	0.00%	0.00%	23.67%
Hedged Equity Class P
2025	$14.31	958,159	$13,715,237	0.00%	0.00%	7.33%
2024	13.34	679,297	9,059,700	0.00%	0.00%	18.11%
2023	11.29	394,371	4,453,238	0.00%	0.00%	15.92%
2022	9.74	206,747	2,013,996	0.00%	0.00%	(7.76)%
06/02/2021 - 12/31/2021	10.56	38,917	411,007	0.00%	0.00%	4.86%
Large-Cap Core Class I
2025	$299.42	961,544	$287,906,209	0.00%	0.00%	14.43%
2024	261.65	1,038,179	271,643,162	0.00%	0.00%	23.96%
2023	211.08	1,120,006	236,408,044	0.00%	0.00%	27.06%
2022	166.12	1,209,833	200,983,427	0.00%	0.00%	(20.61)%
2021	209.26	1,279,073	267,663,874	0.00%	0.00%	27.76%
Large-Cap Core Class P
2025	$23.42	257,608	$6,032,441	0.00%	0.00%	14.66%
2024	20.42	205,757	4,202,089	0.00%	0.00%	24.21%
2023	16.44	113,652	1,868,674	0.00%	0.00%	27.31%
2022	12.91	63,783	823,738	0.00%	0.00%	(20.46)%
2021	16.24	47,433	770,118	0.00%	0.00%	28.02%
Large-Cap Growth Class I
2025	$55.66	1,752,373	$97,539,415	0.00%	0.00%	15.39%
2024	48.24	1,939,924	93,578,716	0.00%	0.00%	29.97%
2023	37.11	2,385,505	88,537,878	0.00%	0.00%	45.12%
2022	25.58	2,282,241	58,370,883	0.00%	0.00%	(37.90)%
2021	41.18	2,312,587	95,243,846	0.00%	0.00%	20.27%
Large-Cap Growth Class P
2025	$20.55	106,603	$2,190,350	0.00%	0.00%	15.62%
2024	17.77	107,243	1,905,834	0.00%	0.00%	30.23%
2023	13.65	78,180	1,066,844	0.00%	0.00%	45.41%
07/22/2022 - 12/31/2022	9.38	15,818	148,449	0.00%	0.00%	(12.15)%
Large-Cap Plus Bond Alpha Class I (4)
12/03/2025 - 12/31/2025	$12.18	18	$218	0.00%	0.00%	(0.02)%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Large-Cap Plus Bond Alpha Class P
2025	$12.21	36,221	$442,300	0.00%	0.00%	18.54%
12/13/2024 - 12/31/2024	10.30	1,644	16,932	0.00%	0.00%	(2.88)%
Large-Cap Value Class I
2025	$67.54	2,544,852	$171,871,669	0.00%	0.00%	9.97%
2024	61.41	2,692,706	165,367,366	0.00%	0.00%	7.97%
2023	56.88	2,873,762	163,460,471	0.00%	0.00%	14.91%
2022	49.50	3,016,157	149,297,080	0.00%	0.00%	(6.63)%
2021	53.01	3,217,307	170,562,720	0.00%	0.00%	26.12%
Large-Cap Value Class P
2025	$19.40	277,710	$5,386,935	0.00%	0.00%	10.19%
2024	17.60	246,248	4,334,839	0.00%	0.00%	8.19%
2023	16.27	208,457	3,391,949	0.00%	0.00%	15.14%
2022	14.13	156,229	2,207,814	0.00%	0.00%	(6.44)%
2021	15.11	129,350	1,953,860	0.00%	0.00%	26.37%
Mid-Cap Growth Class I
2025	$44.40	1,768,526	$78,524,439	0.00%	0.00%	2.22%
2024	43.44	1,812,945	78,748,313	0.00%	0.00%	2.48%
2023	42.39	1,999,781	84,764,522	0.00%	0.00%	19.62%
2022	35.43	1,999,378	70,847,677	0.00%	0.00%	(30.72)%
2021	51.15	2,602,565	133,123,347	0.00%	0.00%	16.67%
Mid-Cap Growth Class P
2025	$17.08	110,863	$1,893,878	0.00%	0.00%	2.42%
2024	16.68	95,770	1,597,304	0.00%	0.00%	2.68%
2023	16.24	76,731	1,246,341	0.00%	0.00%	19.86%
2022	13.55	49,595	672,103	0.00%	0.00%	(30.59)%
2021	19.52	29,650	578,860	0.00%	0.00%	16.90%
Mid-Cap Plus Bond Alpha Class I
2025	$108.73	1,332,327	$144,869,852	0.00%	0.00%	9.01%
2024	99.74	1,421,298	141,764,866	0.00%	0.00%	14.95%
2023	86.77	1,713,717	148,700,575	0.00%	0.00%	15.35%
2022	75.23	1,735,544	130,557,378	0.00%	0.00%	(17.26)%
2021	90.91	1,818,299	165,308,873	0.00%	0.00%	16.40%
Mid-Cap Plus Bond Alpha Class P
2025	$19.32	50,955	$984,489	0.00%	0.00%	9.26%
11/29/2024 - 12/31/2024	17.68	5,083	89,889	0.00%	0.00%	(7.17)%
Mid-Cap Value Class I
2025	$70.85	413,096	$29,266,332	0.00%	0.00%	11.15%
2024	63.74	399,185	25,443,503	0.00%	0.00%	10.31%
2023	57.78	386,436	22,329,524	0.00%	0.00%	16.39%
2022	49.65	380,243	18,877,903	0.00%	0.00%	(7.26)%
2021	53.54	378,591	20,268,304	0.00%	0.00%	27.03%
Mid-Cap Value Class P
2025	$20.18	94,341	$1,904,187	0.00%	0.00%	11.37%
2024	18.12	62,832	1,138,683	0.00%	0.00%	10.53%
2023	16.40	43,085	706,447	0.00%	0.00%	16.62%
2022	14.06	23,975	337,077	0.00%	0.00%	(7.08)%
2021	15.13	8,467	128,117	0.00%	0.00%	27.29%
QQQ Plus Bond Alpha Class I
2025	$12.70	4,995	$63,430	0.00%	0.00%	20.44%
11/04/2024 - 12/31/2024	10.54	1,238	13,057	0.00%	0.00%	5.06%
QQQ Plus Bond Alpha Class P
2025	$12.73	471,172	$5,996,105	0.00%	0.00%	20.67%
11/08/2024 - 12/31/2024	10.55	9,865	104,045	0.00%	0.00%	(0.69)%
Small-Cap Equity Class I
2025	$56.69	666,238	$37,771,858	0.00%	0.00%	7.83%
2024	52.58	665,110	34,968,558	0.00%	0.00%	9.70%
2023	47.93	648,870	31,098,961	0.00%	0.00%	12.97%
2022	42.43	611,206	25,930,826	0.00%	0.00%	(12.92)%
2021	48.72	691,738	33,701,180	0.00%	0.00%	26.46%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Equity Class P
2025	$18.43	73,664	$1,357,833	0.00%	0.00%	8.05%
2024	17.06	64,345	1,097,684	0.00%	0.00%	9.92%
2023	15.52	50,512	783,956	0.00%	0.00%	13.20%
2022	13.71	44,755	613,637	0.00%	0.00%	(12.74)%
2021	15.71	37,212	584,730	0.00%	0.00%	26.71%
Small-Cap Growth Class I
2025	$55.27	416,046	$22,993,267	0.00%	0.00%	11.99%
2024	49.35	460,949	22,746,588	0.00%	0.00%	6.55%
2023	46.31	499,467	23,132,422	0.00%	0.00%	14.20%
2022	40.56	543,845	22,056,138	0.00%	0.00%	(29.92)%
2021	57.87	583,726	33,781,633	0.00%	0.00%	1.69%
Small-Cap Index Class I
2025	$71.50	3,697,678	$264,384,883	0.00%	0.00%	12.22%
2024	63.71	3,984,459	253,869,298	0.00%	0.00%	10.84%
2023	57.49	4,230,079	243,169,054	0.00%	0.00%	16.20%
2022	49.47	4,325,265	213,975,691	0.00%	0.00%	(20.86)%
2021	62.51	4,472,064	279,564,935	0.00%	0.00%	14.24%
Small-Cap Index Class P
2025	$18.09	3,592,946	$65,012,893	0.00%	0.00%	12.44%
2024	16.09	2,663,500	42,861,461	0.00%	0.00%	11.06%
2023	14.49	1,779,220	25,780,714	0.00%	0.00%	16.43%
2022	12.44	952,767	11,857,027	0.00%	0.00%	(20.70)%
2021	15.69	412,353	6,471,588	0.00%	0.00%	14.47%
Small-Cap Plus Bond Alpha Class I (4)
10/06/2025 - 12/31/2025	$11.42	14	$164	0.00%	0.00%	(0.03)%
Small-Cap Plus Bond Alpha Class P
2025	$11.44	46,415	$531,198	0.00%	0.00%	12.72%
12/18/2024 - 12/31/2024	10.15	6,614	67,158	0.00%	0.00%	0.01%
Small-Cap Value Class I
2025	$78.53	906,543	$71,189,056	0.00%	0.00%	5.70%
2024	74.29	950,997	70,650,606	0.00%	0.00%	6.18%
2023	69.96	1,024,687	71,691,671	0.00%	0.00%	7.53%
2022	65.07	1,066,375	69,385,448	0.00%	0.00%	(16.81)%
2021	78.21	1,214,998	95,030,403	0.00%	0.00%	35.61%
Small-Cap Value Class P
2025	$16.52	120,501	$1,990,601	0.00%	0.00%	5.91%
2024	15.60	99,329	1,549,211	0.00%	0.00%	6.40%
2023	14.66	74,326	1,089,551	0.00%	0.00%	7.74%
2022	13.61	40,894	556,397	0.00%	0.00%	(16.64)%
2021	16.32	23,566	384,652	0.00%	0.00%	35.88%
Value Class I
2025	$44.15	1,826,703	$80,640,358	0.00%	0.00%	20.39%
2024	36.67	1,906,982	69,928,422	0.00%	0.00%	10.14%
2023	33.29	1,951,447	64,969,945	0.00%	0.00%	3.77%
2022	32.08	1,994,777	64,000,318	0.00%	0.00%	(0.53)%
2021	32.26	2,176,582	70,208,845	0.00%	0.00%	21.64%
Value Class P
2025	$18.25	60,924	$1,111,923	0.00%	0.00%	20.63%
2024	15.13	32,641	493,859	0.00%	0.00%	10.36%
2023	13.71	30,130	413,062	0.00%	0.00%	3.98%
2022	13.19	17,520	231,000	0.00%	0.00%	(0.34)%
2021	13.23	10,827	143,239	0.00%	0.00%	21.89%
Value Advantage Class I
2025	$32.77	406,889	$13,332,657	0.00%	0.00%	9.57%
2024	29.91	364,751	10,908,088	0.00%	0.00%	16.50%
2023	25.67	407,226	10,453,172	0.00%	0.00%	9.60%
2022	23.42	561,871	13,159,067	0.00%	0.00%	(4.07)%
2021	24.41	582,422	14,218,676	0.00%	0.00%	28.52%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Value Advantage Class P
2025	$19.55	168,320	$3,290,407	0.00%	0.00%	9.79%
2024	17.81	125,215	2,229,540	0.00%	0.00%	16.74%
2023	15.25	102,273	1,559,950	0.00%	0.00%	9.82%
2022	13.89	87,606	1,216,730	0.00%	0.00%	(3.87)%
2021	14.45	27,484	397,099	0.00%	0.00%	28.78%
Emerging Markets Class I
2025	$64.97	2,476,634	$160,918,311	0.00%	0.00%	33.37%
2024	48.72	2,527,954	123,160,335	0.00%	0.00%	(1.52)%
2023	49.47	2,915,227	144,225,680	0.00%	0.00%	8.95%
2022	45.41	2,942,304	133,605,498	0.00%	0.00%	(25.27)%
2021	60.77	2,904,791	176,510,894	0.00%	0.00%	(8.28)%
Emerging Markets Class P
2025	$13.66	634,706	$8,667,461	0.00%	0.00%	33.63%
2024	10.22	487,208	4,978,797	0.00%	0.00%	(1.33)%
2023	10.36	409,498	4,240,923	0.00%	0.00%	9.17%
2022	9.49	199,368	1,891,307	0.00%	0.00%	(25.12)%
2021	12.67	107,021	1,355,891	0.00%	0.00%	(8.10)%
International Equity Plus Bond Alpha Class I
2025	$12.86	8,634	$111,000	0.00%	0.00%	32.53%
12/23/2024 - 12/31/2024	9.70	669	6,490	0.00%	0.00%	0.85%
International Equity Plus Bond Alpha Class P
2025	$12.89	50,521	$651,010	0.00%	0.00%	32.79%
12/26/2024 - 12/31/2024	9.70	1	12	0.00%	0.00%	0.38%
International Growth Class P
2025	$14.80	82,109	$1,215,595	0.00%	0.00%	22.93%
2024	12.04	47,864	576,445	0.00%	0.00%	7.61%
2023	11.19	31,647	354,181	0.00%	0.00%	14.16%
11/02/2022 - 12/31/2022	9.80	899	8,813	0.00%	0.00%	9.25%
International Large-Cap Class I
2025	$35.16	8,269,546	$290,732,613	0.00%	0.00%	22.58%
2024	28.68	8,532,974	244,739,019	0.00%	0.00%	3.68%
2023	27.66	9,020,775	249,556,714	0.00%	0.00%	18.65%
2022	23.32	9,083,211	211,784,324	0.00%	0.00%	(15.19)%
2021	27.49	9,291,527	255,456,240	0.00%	0.00%	14.78%
International Large-Cap Class P
2025	$18.59	683,054	$12,697,679	0.00%	0.00%	22.82%
2024	15.14	487,150	7,373,175	0.00%	0.00%	3.88%
2023	14.57	335,229	4,884,131	0.00%	0.00%	18.89%
2022	12.25	153,853	1,885,439	0.00%	0.00%	(15.02)%
2021	14.42	80,570	1,161,946	0.00%	0.00%	15.01%
International Small-Cap Class I
2025	$23.88	1,983,608	$47,365,517	0.00%	0.00%	23.41%
2024	19.35	1,983,171	38,371,843	0.00%	0.00%	(0.98)%
2023	19.54	2,015,162	39,377,685	0.00%	0.00%	17.23%
2022	16.67	2,043,904	34,069,180	0.00%	0.00%	(17.09)%
2021	20.10	2,111,329	42,446,066	0.00%	0.00%	13.87%
International Small-Cap Class P
2025	$17.05	126,559	$2,158,131	0.00%	0.00%	23.66%
2024	13.79	107,801	1,486,569	0.00%	0.00%	(0.78)%
2023	13.90	83,155	1,155,762	0.00%	0.00%	17.46%
2022	11.83	63,960	756,801	0.00%	0.00%	(16.92)%
2021	14.24	28,981	412,755	0.00%	0.00%	14.10%
International Value Class I
2025	$65.54	3,134,192	$205,413,471	0.00%	0.00%	47.74%
2024	44.36	3,356,595	148,899,742	0.00%	0.00%	3.89%
2023	42.70	3,522,357	150,403,413	0.00%	0.00%	20.20%
2022	35.52	3,793,170	134,742,811	0.00%	0.00%	(1.26)%
2021	35.98	4,019,454	144,609,000	0.00%	0.00%	20.36%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Health Sciences Class I
2025	$128.77	702,099	$90,409,652	0.00%	0.00%	16.29%
2024	110.73	742,237	82,189,462	0.00%	0.00%	4.04%
2023	106.44	809,629	86,173,648	0.00%	0.00%	3.42%
2022	102.91	880,344	90,600,348	0.00%	0.00%	(5.80)%
2021	109.26	918,119	100,310,172	0.00%	0.00%	12.38%
Health Sciences Class P
2025	$18.33	161,440	$2,958,632	0.00%	0.00%	16.52%
2024	15.73	149,919	2,357,906	0.00%	0.00%	4.24%
2023	15.09	133,078	2,007,817	0.00%	0.00%	3.63%
2022	14.56	123,224	1,794,045	0.00%	0.00%	(5.61)%
2021	15.43	92,055	1,419,967	0.00%	0.00%	12.61%
Real Estate Class I
2025	$105.94	881,788	$93,416,541	0.00%	0.00%	2.12%
2024	103.74	886,451	91,957,802	0.00%	0.00%	7.51%
2023	96.49	937,930	90,497,682	0.00%	0.00%	13.01%
2022	85.38	951,629	81,247,460	0.00%	0.00%	(25.64)%
2021	114.82	1,004,376	115,318,671	0.00%	0.00%	40.32%
Real Estate Class P
2025	$13.25	21,341	$282,730	0.00%	0.00%	2.33%
2024	12.95	16,040	207,671	0.00%	0.00%	7.73%
2023	12.02	6,784	81,529	0.00%	0.00%	13.24%
2022	10.61	4,489	47,644	0.00%	0.00%	(25.49)%
2021	14.24	2,857	40,698	0.00%	0.00%	40.60%
Technology Class I
2025	$48.05	1,529,066	$73,464,991	0.00%	0.00%	22.65%
2024	39.17	1,653,636	64,776,036	0.00%	0.00%	37.45%
2023	28.50	1,688,057	48,109,684	0.00%	0.00%	53.68%
2022	18.55	1,765,977	32,750,895	0.00%	0.00%	(36.06)%
2021	29.00	1,787,109	51,834,613	0.00%	0.00%	13.86%
Technology Class P
2025	$31.17	196,307	$6,118,713	0.00%	0.00%	22.90%
2024	25.36	177,849	4,510,539	0.00%	0.00%	37.72%
2023	18.42	124,702	2,296,424	0.00%	0.00%	53.98%
2022	11.96	93,298	1,115,773	0.00%	0.00%	(35.93)%
2021	18.67	64,662	1,207,001	0.00%	0.00%	14.09%
ESG Diversified Class P
2025	$13.18	146,527	$1,931,642	0.00%	0.00%	13.15%
2024	11.65	108,335	1,262,199	0.00%	0.00%	12.40%
2023	10.37	14,240	147,604	0.00%	0.00%	16.01%
2022	8.93	2,638	23,566	0.00%	0.00%	(16.43)%
10/04/2021 - 12/31/2021	10.69	608	6,504	0.00%	0.00%	5.21%
ESG Diversified Growth Class P
2025	$14.56	450,765	$6,562,121	0.00%	0.00%	15.08%
2024	12.65	298,098	3,770,880	0.00%	0.00%	14.11%
2023	11.09	114,290	1,266,968	0.00%	0.00%	17.90%
06/01/2022 - 12/31/2022	9.40	44,839	421,615	0.00%	0.00%	(4.98)%
PSF Avantis Balanced Allocation Class I
2025	$20.98	692,523	$14,529,840	0.00%	0.00%	15.22%
2024	18.21	635,810	11,577,869	0.00%	0.00%	11.54%
2023	16.33	715,343	11,678,161	0.00%	0.00%	13.83%
2022	14.34	752,956	10,798,693	0.00%	0.00%	(14.99)%
2021	16.87	687,015	11,590,659	0.00%	0.00%	12.50%
PSF Avantis Balanced Allocation Class P
2025	$16.49	82,245	$1,355,944	0.00%	0.00%	15.45%
2024	14.28	84,952	1,213,157	0.00%	0.00%	11.82%
2023	12.77	76,244	973,693	0.00%	0.00%	14.12%
2022	11.19	67,709	757,738	0.00%	0.00%	(14.78)%
2021	13.13	20,533	269,636	0.00%	0.00%	12.78%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Pacific Dynamix - Conservative Growth Class I
2025	$29.31	580,659	$17,017,381	0.00%	0.00%	11.93%
2024	26.18	615,065	16,104,370	0.00%	0.00%	8.54%
2023	24.12	675,329	16,291,500	0.00%	0.00%	11.68%
2022	21.60	714,793	15,439,824	0.00%	0.00%	(14.38)%
2021	25.23	680,836	17,175,295	0.00%	0.00%	6.44%
Pacific Dynamix - Conservative Growth Class P
2025	$14.43	1,683,549	$24,285,847	0.00%	0.00%	12.15%
2024	12.86	1,178,552	15,158,586	0.00%	0.00%	8.75%
2023	11.83	697,023	8,243,504	0.00%	0.00%	11.91%
2022	10.57	437,347	4,622,088	0.00%	0.00%	(14.20)%
2021	12.32	237,267	2,922,672	0.00%	0.00%	6.66%
Pacific Dynamix - Moderate Growth Class I
2025	$38.97	2,224,109	$86,666,897	0.00%	0.00%	13.94%
2024	34.20	2,234,864	76,428,497	0.00%	0.00%	12.12%
2023	30.50	2,364,646	72,123,443	0.00%	0.00%	15.04%
2022	26.51	2,413,963	64,000,738	0.00%	0.00%	(15.69)%
2021	31.45	2,493,186	78,405,962	0.00%	0.00%	10.62%
Pacific Dynamix - Moderate Growth Class P
2025	$16.51	6,372,470	$105,229,725	0.00%	0.00%	14.17%
2024	14.46	5,317,610	76,910,581	0.00%	0.00%	12.35%
2023	12.87	4,147,496	53,394,133	0.00%	0.00%	15.27%
2022	11.17	3,171,323	35,418,002	0.00%	0.00%	(15.52)%
2021	13.22	1,656,196	21,896,050	0.00%	0.00%	10.85%
Pacific Dynamix - Growth Class I
2025	$49.68	3,228,760	$160,399,013	0.00%	0.00%	16.49%
2024	42.65	3,291,874	140,382,229	0.00%	0.00%	13.90%
2023	37.44	3,342,062	125,134,057	0.00%	0.00%	16.98%
2022	32.01	3,403,642	108,939,579	0.00%	0.00%	(16.69)%
2021	38.42	3,148,866	120,972,311	0.00%	0.00%	14.33%
Pacific Dynamix - Growth Class P
2025	$18.20	6,560,477	$119,380,049	0.00%	0.00%	16.73%
2024	15.59	5,042,309	78,606,918	0.00%	0.00%	14.12%
2023	13.66	3,326,491	45,440,324	0.00%	0.00%	17.22%
2022	11.65	2,194,922	25,579,193	0.00%	0.00%	(16.52)%
2021	13.96	1,244,853	17,378,260	0.00%	0.00%	14.57%
Pacific Dynamix - Aggressive Growth Class I
2025	$13.29	23,290	$309,409	0.00%	0.00%	18.94%
07/05/2024 - 12/31/2024	11.17	15,236	170,173	0.00%	0.00%	4.30%
Pacific Dynamix - Aggressive Growth Class P
2025	$13.33	679,686	$9,061,850	0.00%	0.00%	19.18%
06/24/2024 - 12/31/2024	11.19	188,848	2,112,583	0.00%	0.00%	5.95%
Portfolio Optimization Conservative Class I
2025	$17.48	832,372	$14,546,621	0.00%	0.00%	9.95%
2024	15.89	748,384	11,894,825	0.00%	0.00%	6.38%
2023	14.94	874,457	13,065,436	0.00%	0.00%	9.22%
2022	13.68	976,146	13,353,207	0.00%	0.00%	(13.67)%
2021	15.85	1,003,548	15,901,250	0.00%	0.00%	2.20%
Portfolio Optimization Conservative Class P
2025	$12.48	1,530	$19,098	0.00%	0.00%	10.18%
2024	11.33	1,634	18,513	0.00%	0.00%	6.59%
2023	10.63	1,637	17,394	0.00%	0.00%	9.44%
2022	9.71	5,788	56,205	0.00%	0.00%	(13.49)%
2021	11.23	4,955	55,625	0.00%	0.00%	2.41%
Portfolio Optimization Moderate-Conservative Class I
2025	$21.05	2,468,442	$51,960,261	0.00%	0.00%	12.06%
2024	18.78	2,541,092	47,732,335	0.00%	0.00%	8.41%
2023	17.33	2,740,547	47,484,683	0.00%	0.00%	11.06%
2022	15.60	2,860,354	44,625,880	0.00%	0.00%	(14.90)%
2021	18.33	3,016,948	55,311,976	0.00%	0.00%	6.28%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Moderate-Conservative Class P
2025	$13.92	13,819	$192,352	0.00%	0.00%	12.29%
2024	12.40	18,748	232,415	0.00%	0.00%	8.63%
2023	11.41	16,576	189,168	0.00%	0.00%	11.28%
2022	10.26	2,574	26,392	0.00%	0.00%	(14.73)%
2021	12.03	1,531	18,416	0.00%	0.00%	6.49%
Portfolio Optimization Moderate Class I
2025	$24.95	10,441,107	$260,487,863	0.00%	0.00%	13.27%
2024	22.03	10,748,719	236,740,572	0.00%	0.00%	11.21%
2023	19.80	11,298,893	223,773,175	0.00%	0.00%	13.88%
2022	17.39	12,152,414	211,350,844	0.00%	0.00%	(15.72)%
2021	20.63	12,905,053	266,291,183	0.00%	0.00%	9.18%
Portfolio Optimization Moderate Class P
2025	$15.43	72,283	$1,115,200	0.00%	0.00%	13.50%
2024	13.59	64,838	881,370	0.00%	0.00%	11.43%
2023	12.20	68,383	834,184	0.00%	0.00%	14.10%
2022	10.69	50,812	543,228	0.00%	0.00%	(15.55)%
2021	12.66	36,520	462,303	0.00%	0.00%	9.40%
Portfolio Optimization Growth Class I
2025	$28.25	15,104,856	$426,665,387	0.00%	0.00%	15.31%
2024	24.50	15,962,645	391,039,482	0.00%	0.00%	11.36%
2023	22.00	16,797,425	369,511,003	0.00%	0.00%	14.45%
2022	19.22	17,640,667	339,073,811	0.00%	0.00%	(16.88)%
2021	23.12	18,304,643	423,271,149	0.00%	0.00%	13.12%
Portfolio Optimization Growth Class P
2025	$16.44	331,931	$5,458,128	0.00%	0.00%	15.54%
2024	14.23	325,007	4,625,566	0.00%	0.00%	11.58%
2023	12.75	284,185	3,624,722	0.00%	0.00%	14.68%
2022	11.12	216,724	2,410,499	0.00%	0.00%	(16.71)%
2021	13.35	156,026	2,083,549	0.00%	0.00%	13.34%
Portfolio Optimization Aggressive-Growth Class I
2025	$30.63	7,269,300	$222,692,822	0.00%	0.00%	17.08%
2024	26.17	7,677,736	200,894,278	0.00%	0.00%	12.37%
2023	23.29	7,952,729	185,185,622	0.00%	0.00%	15.96%
2022	20.08	8,455,306	169,788,261	0.00%	0.00%	(17.51)%
2021	24.34	8,557,598	208,308,101	0.00%	0.00%	15.68%
Portfolio Optimization Aggressive-Growth Class P
2025	$17.40	214,876	$3,739,654	0.00%	0.00%	17.31%
2024	14.84	207,205	3,073,962	0.00%	0.00%	12.59%
2023	13.18	185,002	2,437,600	0.00%	0.00%	16.19%
2022	11.34	161,878	1,835,667	0.00%	0.00%	(17.34)%
2021	13.72	61,019	837,098	0.00%	0.00%	15.92%
American Funds IS American High-Income Trust Class 2
2025	$14.63	217,061	$3,175,726	6.93%	0.00%	8.24%
2024	13.52	188,125	2,542,797	7.59%	0.00%	9.67%
2023	12.33	131,641	1,622,483	8.04%	0.00%	12.45%
2022	10.96	78,552	860,941	9.35%	0.00%	(9.26)%
2021	12.08	46,952	567,145	7.96%	0.00%	8.42%
American Funds IS Asset Allocation Class 2
2025	$18.85	2,734,168	$51,526,564	2.21%	0.00%	15.85%
2024	16.27	2,318,621	37,716,608	2.31%	0.00%	16.44%
2023	13.97	1,969,867	27,519,934	2.58%	0.00%	14.27%
2022	12.23	1,303,203	15,932,867	2.33%	0.00%	(13.40)%
2021	14.12	589,241	8,319,135	1.87%	0.00%	15.10%
American Funds IS Asset Allocation Class 4
2025	$55.19	2,397,536	$132,322,778	1.85%	0.00%	15.59%
2024	47.75	2,462,334	117,570,895	1.98%	0.00%	16.11%
2023	41.12	2,486,647	102,257,160	2.07%	0.00%	14.02%
2022	36.06	2,360,923	85,146,160	1.65%	0.00%	(13.66)%
2021	41.77	2,503,361	104,569,774	1.38%	0.00%	14.84%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Capital World Bond Class 2
2025	$10.73	1,379	$14,801	1.11%	0.00%	9.39%
2024	9.81	7,225	70,892	2.43%	0.00%	(3.04)%
2023	10.12	5,070	51,304	0.00%	0.00%	6.14%
09/29/2022 - 12/31/2022	9.53	1,864	17,771	0.00%	0.00%	5.82%
American Funds IS Growth Class 2
2025	$33.01	1,207,232	$39,849,265	0.15%	0.00%	20.23%
2024	27.45	1,066,048	29,268,142	0.35%	0.00%	31.63%
2023	20.86	909,490	18,970,458	0.39%	0.00%	38.48%
2022	15.06	595,222	8,965,364	0.39%	0.00%	(29.94)%
2021	21.50	299,735	6,443,696	0.28%	0.00%	21.99%
American Funds IS Growth Class 4
2025	$115.18	2,364,251	$272,315,732	0.13%	0.00%	19.93%
2024	96.04	2,407,033	231,180,515	0.18%	0.00%	31.30%
2023	73.15	2,213,596	161,926,443	0.18%	0.00%	38.14%
2022	52.96	2,278,326	120,649,493	0.11%	0.00%	(30.11)%
2021	75.77	2,259,531	171,213,804	0.06%	0.00%	21.68%
American Funds IS Growth-Income Class 2
2025	$24.45	1,004,258	$24,556,232	0.99%	0.00%	18.06%
2024	20.71	841,908	17,436,635	1.18%	0.00%	24.23%
2023	16.67	746,541	12,446,159	1.54%	0.00%	26.14%
2022	13.22	529,860	7,003,256	1.51%	0.00%	(16.49)%
2021	15.83	258,546	4,092,164	1.50%	0.00%	24.10%
American Funds IS Growth-Income Class 4
2025	$72.38	2,352,070	$170,236,541	0.74%	0.00%	17.77%
2024	61.46	2,428,566	149,251,348	0.94%	0.00%	23.92%
2023	49.59	2,552,068	126,567,509	1.19%	0.00%	25.82%
2022	39.42	2,688,378	105,963,008	1.07%	0.00%	(16.71)%
2021	47.32	2,806,895	132,823,728	0.96%	0.00%	23.80%
American Funds IS International Class 2
2025	$15.31	387,235	$5,929,260	1.48%	0.00%	26.76%
2024	12.08	320,173	3,867,338	1.34%	0.00%	3.16%
2023	11.71	242,680	2,841,541	1.46%	0.00%	15.84%
2022	10.11	179,509	1,814,393	2.05%	0.00%	(20.79)%
2021	12.76	104,466	1,332,951	4.11%	0.00%	(1.50)%
American Funds IS New World Fund Class 2
2025	$18.11	366,876	$6,645,175	1.28%	0.00%	28.30%
2024	14.12	311,273	4,394,587	1.65%	0.00%	6.56%
2023	13.25	198,381	2,628,449	1.55%	0.00%	16.00%
2022	11.42	165,458	1,889,934	1.55%	0.00%	(22.10)%
2021	14.66	87,538	1,283,493	1.22%	0.00%	4.92%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2025	$21.44	1,723,911	$36,959,188	2.52%	0.00%	15.68%
2024	18.53	1,588,759	29,443,614	2.42%	0.00%	11.64%
2023	16.60	1,451,447	24,094,543	2.25%	0.00%	15.62%
2022	14.36	1,356,591	19,478,331	2.37%	0.00%	(14.82)%
2021	16.86	998,968	16,839,818	2.37%	0.00%	11.99%
BlackRock Basic Value V.I. Class III
2025	$49.99	664,446	$33,213,043	1.93%	0.00%	24.04%
2024	40.30	690,808	27,838,499	1.70%	0.00%	10.05%
2023	36.62	772,207	28,276,186	1.56%	0.00%	16.24%
2022	31.50	760,358	23,952,268	1.19%	0.00%	(5.12)%
2021	33.20	762,559	25,319,078	1.12%	0.00%	21.34%
BlackRock Global Allocation V.I. Class I
2025	$17.38	295,840	$5,142,166	2.71%	0.00%	19.80%
2024	14.51	549,127	7,967,466	1.36%	0.00%	9.23%
2023	13.28	459,608	6,104,929	4.34%	0.00%	12.83%
2022	11.77	184,286	2,169,541	0.00%	0.00%	(15.86)%
2021	13.99	117,014	1,637,201	1.26%	0.00%	6.67%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
BlackRock Global Allocation V.I. Class III
2025	$39.28	2,059,822	$80,916,425	4.24%	0.00%	19.51%
2024	32.87	2,281,632	74,997,675	1.49%	0.00%	8.93%
2023	30.18	2,331,554	70,357,907	2.55%	0.00%	12.49%
2022	26.83	2,437,935	65,399,810	0.00%	0.00%	(16.07)%
2021	31.96	2,478,104	79,209,321	0.83%	0.00%	6.42%
BNY Mellon VIF Appreciation Service Shares
2025	$38.10	157,110	$5,986,449	0.17%	0.00%	9.78%
2024	34.71	225,841	7,838,380	0.18%	0.00%	12.48%
2023	30.86	166,470	5,136,595	0.50%	0.00%	20.67%
2022	25.57	112,125	2,867,155	0.44%	0.00%	(18.25)%
2021	31.28	108,442	3,392,171	0.17%	0.00%	26.77%
DFA VA International Small Institutional Class
2025	$20.01	640,789	$12,824,987	3.86%	0.00%	36.99%
2024	14.61	514,017	7,510,019	3.94%	0.00%	3.82%
2023	14.07	403,074	5,672,547	4.08%	0.00%	14.11%
2022	12.33	211,639	2,610,131	3.57%	0.00%	(17.64)%
01/29/2021 - 12/31/2021	14.98	97,424	1,458,929	7.79%	0.00%	15.35%
DFA VA International Value Institutional Class
2025	$23.73	371,991	$8,827,566	5.42%	0.00%	45.64%
2024	16.29	270,266	4,403,769	4.60%	0.00%	6.62%
2023	15.28	191,361	2,924,414	5.93%	0.00%	17.86%
2022	12.97	131,227	1,701,550	6.38%	0.00%	(3.46)%
2021	13.43	46,329	622,237	9.18%	0.00%	18.11%
DFA VA Short-Term Fixed Institutional Class
2025	$11.40	1,165,516	$13,286,340	4.42%	0.00%	4.33%
2024	10.93	996,291	10,885,629	5.27%	0.00%	5.48%
2023	10.36	764,419	7,917,948	5.04%	0.00%	4.98%
2022	9.87	335,692	3,312,153	2.07%	0.00%	(1.16)%
01/29/2021 - 12/31/2021	9.98	93,975	938,063	0.01%	0.00%	(0.19)%
DFA VA US Large Value Institutional Class
2025	$20.34	585,730	$11,912,301	2.10%	0.00%	15.83%
2024	17.56	505,178	8,870,201	2.25%	0.00%	13.38%
2023	15.49	411,314	6,369,572	2.92%	0.00%	10.92%
2022	13.96	232,418	3,244,814	3.38%	0.00%	(4.88)%
2021	14.68	94,470	1,386,553	3.49%	0.00%	27.04%
DFA VA US Targeted Value Institutional Class
2025	$23.39	320,196	$7,489,921	2.00%	0.00%	8.95%
2024	21.47	271,451	5,828,334	1.54%	0.00%	8.14%
2023	19.86	207,218	4,114,359	1.94%	0.00%	20.03%
2022	16.54	124,298	2,056,079	1.77%	0.00%	(4.21)%
2021	17.27	54,375	939,001	3.19%	0.00%	39.68%
Fidelity VIP Bond Index Initial Class
2025	$9.82	5,234,850	$51,398,053	3.73%	0.00%	6.98%
2024	9.18	3,607,598	33,110,015	3.17%	0.00%	1.21%
2023	9.07	2,600,870	23,584,148	3.32%	0.00%	5.47%
2022	8.60	865,735	7,442,956	2.04%	0.00%	(13.19)%
01/29/2021 - 12/31/2021	9.90	284,249	2,815,077	2.23%	0.00%	(1.17)%
Fidelity VIP Bond Index Service Class 2
2025	$10.25	911,232	$9,337,690	3.44%	0.00%	6.76%
2024	9.60	668,033	6,411,986	3.14%	0.00%	1.00%
2023	9.50	480,781	4,569,014	2.85%	0.00%	5.13%
2022	9.04	209,800	1,896,545	1.70%	0.00%	(13.38)%
2021	10.44	119,613	1,248,288	1.32%	0.00%	(2.24)%
Fidelity VIP Contrafund Initial Class
2025	$29.74	310,717	$9,240,218	0.16%	0.00%	21.48%
2024	24.48	229,032	5,606,711	0.22%	0.00%	33.79%
2023	18.30	143,092	2,618,170	0.60%	0.00%	33.45%
2022	13.71	98,396	1,349,090	0.65%	0.00%	(26.31)%
2021	18.61	45,407	844,882	0.04%	0.00%	27.83%

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Contrafund Service Class 2
2025	$95.39	1,437,119	$137,089,566	0.00%	0.00%	21.19%
2024	78.71	1,432,968	112,788,776	0.03%	0.00%	33.45%
2023	58.98	1,497,423	88,320,054	0.26%	0.00%	33.12%
2022	44.31	1,557,366	69,004,186	0.28%	0.00%	(26.49)%
2021	60.27	1,520,612	91,652,321	0.03%	0.00%	27.51%
Fidelity VIP Emerging Markets Initial Class (4)
09/12/2025 - 12/31/2025	$16.40	252	$4,124	8.74%	0.00%	8.87%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2025	$22.96	64,318	$1,476,553	2.91%	0.00%	10.26%
2024	20.82	89,584	1,865,230	4.17%	0.00%	5.15%
2023	19.80	56,249	1,113,788	3.76%	0.00%	9.08%
2022	18.15	52,410	951,351	1.77%	0.00%	(13.66)%
2021	21.02	97,086	2,041,178	0.97%	0.00%	5.60%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2025	$24.69	118,972	$2,937,581	2.83%	0.00%	11.66%
2024	22.11	124,736	2,758,387	3.06%	0.00%	6.21%
2023	20.82	128,616	2,677,845	3.43%	0.00%	10.64%
2022	18.82	129,749	2,441,616	1.91%	0.00%	(14.79)%
2021	22.08	131,337	2,900,423	0.87%	0.00%	7.39%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2025	$25.92	212,784	$5,515,608	2.40%	0.00%	12.99%
2024	22.94	276,695	6,347,417	2.66%	0.00%	7.40%
2023	21.36	261,833	5,592,385	2.94%	0.00%	12.22%
2022	19.03	299,268	5,695,812	1.89%	0.00%	(15.97)%
2021	22.65	304,488	6,896,377	0.84%	0.00%	9.26%
Fidelity VIP Freedom 2025 Portfolio Initial Class
2025	$15.40	29,242	$450,287	2.31%	0.00%	14.59%
2024	13.44	37,653	506,001	2.86%	0.00%	8.47%
2023	12.39	21,355	264,574	3.28%	0.00%	13.62%
2022	10.90	7,488	81,656	2.48%	0.00%	(16.43)%
11/03/2021 - 12/31/2021	13.05	1,589	20,733	6.30%	0.00%	0.01%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2025	$28.50	550,363	$15,683,646	2.34%	0.00%	14.23%
2024	24.95	574,886	14,341,089	2.27%	0.00%	8.28%
2023	23.04	611,331	14,083,495	2.58%	0.00%	13.32%
2022	20.33	651,209	13,238,328	1.82%	0.00%	(16.64)%
2021	24.39	652,495	15,911,937	0.84%	0.00%	10.55%
Fidelity VIP Freedom 2030 Portfolio Initial Class
2025	$17.36	41,489	$720,147	2.42%	0.00%	15.52%
2024	15.03	40,632	610,533	2.33%	0.00%	9.41%
2023	13.73	46,512	638,772	2.40%	0.00%	14.70%
2022	11.97	38,054	455,648	1.97%	0.00%	(16.87)%
2021	14.40	25,911	373,220	1.34%	0.00%	12.37%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2025	$29.66	709,352	$21,040,576	2.19%	0.00%	15.16%
2024	25.76	705,510	18,171,012	2.04%	0.00%	9.14%
2023	23.60	669,645	15,803,361	2.26%	0.00%	14.46%
2022	20.62	679,338	14,007,077	1.73%	0.00%	(17.09)%
2021	24.87	767,355	19,082,254	0.92%	0.00%	12.07%
Fidelity VIP Freedom 2035 Portfolio Initial Class
2025	$19.01	471,303	$8,961,630	2.38%	0.00%	16.69%
2024	16.29	373,986	6,093,860	2.04%	0.00%	11.03%
2023	14.68	279,164	4,096,847	2.23%	0.00%	16.85%
2022	12.56	182,222	2,288,577	2.76%	0.00%	(17.69)%
2021	15.26	48,239	736,083	1.57%	0.00%	15.46%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2025	$34.18	648,894	$22,181,491	1.98%	0.00%	16.42%
2024	29.36	640,376	18,803,005	1.68%	0.00%	10.77%
2023	26.51	626,574	16,609,492	1.77%	0.00%	16.53%
2022	22.75	623,923	14,193,324	1.53%	0.00%	(17.89)%
2021	27.70	588,023	16,290,796	0.80%	0.00%	15.18%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2040 Portfolio Initial Class
2025	$14.77	898	$13,257	2.08%	0.00%	18.79%
03/12/2024 - 12/31/2024	12.43	540	6,709	2.32%	0.00%	5.59%
Fidelity VIP Freedom 2045 Portfolio Initial Class
2025	$21.11	430,129	$9,078,304	1.56%	0.00%	19.83%
2024	17.61	389,047	6,852,395	1.44%	0.00%	13.84%
2023	15.47	295,867	4,577,693	1.82%	0.00%	19.46%
2022	12.95	159,552	2,066,404	2.00%	0.00%	(18.25)%
2021	15.84	71,119	1,126,727	1.56%	0.00%	17.83%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2025	$38.16	699,526	$26,693,295	1.27%	0.00%	19.53%
2024	31.93	656,280	20,951,770	1.11%	0.00%	13.54%
2023	28.12	647,351	18,202,542	1.31%	0.00%	19.18%
2022	23.59	605,979	14,296,942	1.45%	0.00%	(18.45)%
2021	28.93	516,728	14,949,963	0.70%	0.00%	17.53%
Fidelity VIP Freedom 2050 Portfolio Initial Class
2025	$15.05	2,487	$37,415	1.73%	0.00%	19.79%
03/12/2024 - 12/31/2024	12.56	1,328	16,681	2.33%	0.00%	5.88%
Fidelity VIP Freedom 2055 Portfolio Initial Class
2025	$15.52	879	$13,635	0.78%	0.00%	19.85%
2024	12.95	1,908	24,696	1.83%	0.00%	13.80%
2023	11.38	1,217	13,843	1.98%	0.00%	19.48%
09/29/2022 - 12/31/2022	9.52	531	5,057	7.92%	0.00%	10.02%
Fidelity VIP Freedom 2065 Portfolio Initial Class
2025	$15.52	1,396	$21,662	1.39%	0.00%	19.86%
03/12/2024 - 12/31/2024	12.94	920	11,911	2.43%	0.00%	5.84%
Fidelity VIP Freedom Income Portfolio Initial Class
2025	$12.76	15,672	$199,967	3.38%	0.00%	9.63%
2024	11.64	15,135	176,156	3.25%	0.00%	4.45%
2023	11.14	24,160	269,215	4.21%	0.00%	7.91%
2022	10.33	18,902	195,180	2.30%	0.00%	(12.05)%
2021	11.74	14,195	166,648	1.27%	0.00%	3.35%
Fidelity VIP Freedom Income Portfolio Service Class 2
2025	$19.34	121,997	$2,359,008	3.19%	0.00%	9.31%
2024	17.69	138,764	2,454,763	3.76%	0.00%	4.20%
2023	16.98	115,269	1,956,864	3.51%	0.00%	7.65%
2022	15.77	147,446	2,325,271	1.99%	0.00%	(12.26)%
2021	17.97	148,323	2,665,951	0.82%	0.00%	3.03%
Fidelity VIP Government Money Market Service Class
2025	$12.13	35,969,651	$436,340,532	3.96%	0.00%	4.04%
2024	11.66	38,912,933	453,726,742	4.87%	0.00%	5.01%
2023	11.10	25,857,232	287,113,511	4.69%	0.00%	4.80%
2022	10.60	28,088,730	297,603,125	1.43%	0.00%	1.36%
2021	10.45	18,385,177	192,174,551	0.01%	0.00%	0.01%
Fidelity VIP Growth Initial Class
2025	$24.64	32,434	$799,163	0.34%	0.00%	14.90%
2024	21.44	19,346	414,861	0.00%	0.00%	30.39%
2023	16.45	11,788	193,873	0.16%	0.00%	36.24%
02/23/2022 - 12/31/2022	12.07	4,378	52,849	0.42%	0.00%	(10.71)%
Fidelity VIP Growth Service Class 2
2025	$107.99	817,135	$88,245,041	0.05%	0.00%	14.61%
2024	94.23	783,406	73,818,459	0.00%	0.00%	30.07%
2023	72.44	812,465	58,856,085	0.00%	0.00%	35.89%
2022	53.31	633,394	33,765,959	0.32%	0.00%	(24.64)%
2021	70.74	485,699	34,360,111	0.00%	0.00%	22.90%
Fidelity VIP International Index Initial Class
2025	$18.34	4,136,848	$75,873,330	3.19%	0.00%	33.15%
2024	13.78	2,784,248	38,353,301	3.32%	0.00%	5.11%
2023	13.11	1,776,787	23,286,420	3.55%	0.00%	16.16%
2022	11.28	830,276	9,367,983	2.97%	0.00%	(16.02)%
01/08/2021 - 12/31/2021	13.43	330,515	4,440,463	7.07%	0.00%	3.92%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP International Index Service Class 2
2025	$18.26	550,665	$10,054,505	2.77%	0.00%	32.82%
2024	13.75	471,263	6,478,335	3.02%	0.00%	4.82%
2023	13.11	313,608	4,112,784	3.02%	0.00%	15.88%
2022	11.32	151,323	1,712,573	2.90%	0.00%	(16.21)%
2021	13.51	64,244	867,740	4.17%	0.00%	7.48%
Fidelity VIP Mid Cap Initial Class
2025	$21.63	437,403	$9,461,920	0.51%	0.00%	11.75%
2024	19.36	338,755	6,557,306	0.60%	0.00%	17.49%
2023	16.48	254,882	4,199,230	0.74%	0.00%	15.08%
2022	14.32	169,146	2,421,640	0.64%	0.00%	(14.74)%
2021	16.79	102,531	1,721,770	0.94%	0.00%	25.60%
Fidelity VIP Mid Cap Service Class 2
2025	$63.00	1,125,328	$70,896,327	0.28%	0.00%	11.49%
2024	56.51	949,373	53,648,061	0.32%	0.00%	17.18%
2023	48.23	920,151	44,375,095	0.40%	0.00%	14.80%
2022	42.01	906,703	38,088,746	0.27%	0.00%	(14.97)%
2021	49.40	914,255	45,165,901	0.37%	0.00%	25.31%
Fidelity VIP Total Market Index Initial Class
2025	$23.89	11,492,241	$274,501,312	1.23%	0.00%	17.11%
2024	20.40	5,966,775	121,701,126	1.48%	0.00%	23.69%
2023	16.49	3,874,765	63,893,396	1.25%	0.00%	26.07%
2022	13.08	2,543,208	33,264,322	1.89%	0.00%	(19.22)%
01/08/2021 - 12/31/2021	16.19	889,753	14,406,226	3.73%	0.00%	22.81%
Fidelity VIP Total Market Index Service Class 2
2025	$25.03	920,580	$23,038,569	1.10%	0.00%	16.86%
2024	21.42	604,726	12,951,013	1.21%	0.00%	23.38%
2023	17.36	386,367	6,706,432	1.01%	0.00%	25.71%
2022	13.81	226,084	3,121,803	1.37%	0.00%	(19.41)%
2021	17.13	130,356	2,233,548	1.50%	0.00%	25.38%
Fidelity VIP Value Strategies Service Class 2
2025	$52.71	354,920	$18,708,965	0.81%	0.00%	7.70%
2024	48.94	361,741	17,704,998	0.89%	0.00%	9.16%
2023	44.84	286,340	12,838,436	0.88%	0.00%	20.61%
2022	37.18	328,243	12,202,623	0.93%	0.00%	(7.35)%
2021	40.12	293,299	11,768,353	1.33%	0.00%	33.34%
Templeton Foreign VIP Class 1
2025	$17.06	102,662	$1,750,910	2.46%	0.00%	29.51%
2024	13.17	85,990	1,132,438	2.43%	0.00%	(0.79)%
2023	13.27	67,727	899,065	3.29%	0.00%	21.09%
2022	10.96	56,077	614,757	3.26%	0.00%	(7.39)%
2021	11.84	35,569	421,025	1.77%	0.00%	4.44%
Templeton Foreign VIP Class 2
2025	$19.61	1,174,867	$23,038,773	2.32%	0.00%	29.19%
2024	15.18	1,197,983	18,183,547	2.35%	0.00%	(1.00)%
2023	15.33	1,263,062	19,364,503	3.22%	0.00%	20.76%
2022	12.70	1,400,234	17,777,563	3.02%	0.00%	(7.61)%
2021	13.74	1,686,933	23,180,484	1.88%	0.00%	4.16%
Templeton Global Bond VIP Class 1
2025	$9.30	124,977	$1,162,266	0.00%	0.00%	16.09%
2024	8.01	118,273	947,500	0.00%	0.00%	(11.13)%
2023	9.01	57,537	518,647	0.00%	0.00%	3.19%
2022	8.74	36,762	321,127	0.00%	0.00%	(4.85)%
2021	9.18	23,537	216,072	0.00%	0.00%	(4.62)%
Templeton Global Bond VIP Class 2
2025	$11.68	1,962,911	$22,929,287	0.00%	0.00%	15.73%
2024	10.09	1,967,675	19,860,944	0.00%	0.00%	(11.37)%
2023	11.39	1,937,934	22,070,300	0.00%	0.00%	2.88%
2022	11.07	1,969,071	21,796,156	0.00%	0.00%	(4.95)%
2021	11.65	2,172,036	25,295,073	0.00%	0.00%	(4.99)%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco V.I. Discovery Mid Cap Growth Series I
2025	$18.33	328	$6,013	0.00%	0.00%	4.79%
2024	17.50	368	6,431	0.00%	0.00%	24.23%
01/20/2023 - 12/31/2023	14.08	164	2,316	0.00%	0.00%	11.66%
Invesco V.I. EQV International Equity Series I
2025	$15.24	225,521	$3,436,739	1.52%	0.00%	16.50%
2024	13.08	194,035	2,538,151	1.82%	0.00%	0.62%
2023	13.00	177,592	2,308,779	0.23%	0.00%	18.15%
2022	11.00	128,343	1,412,265	2.40%	0.00%	(18.31)%
2021	13.47	57,770	778,126	1.87%	0.00%	5.89%
Invesco V.I. EQV International Equity Series II
2025	$21.61	1,650,090	$35,662,745	1.18%	0.00%	16.23%
2024	18.59	1,735,026	32,262,297	1.55%	0.00%	0.34%
2023	18.53	1,729,410	32,047,402	0.00%	0.00%	17.87%
2022	15.72	1,672,964	26,302,221	1.43%	0.00%	(18.50)%
2021	19.29	1,818,385	35,079,645	1.05%	0.00%	5.61%
Invesco V.I. Global Series I
2025	$21.01	184,814	$3,883,674	0.00%	0.00%	15.32%
2024	18.22	181,858	3,313,805	0.00%	0.00%	16.07%
2023	15.70	152,651	2,396,556	0.25%	0.00%	34.73%
2022	11.65	118,679	1,382,878	0.00%	0.00%	(31.76)%
2021	17.08	73,692	1,258,402	0.00%	0.00%	15.49%
Invesco V.I. Global Series II
2025	$33.78	550,040	$18,581,298	0.00%	0.00%	15.01%
2024	29.37	569,122	16,716,306	0.00%	0.00%	15.78%
2023	25.37	582,436	14,775,312	0.00%	0.00%	34.45%
2022	18.87	750,722	14,165,128	0.00%	0.00%	(31.94)%
2021	27.72	751,836	20,842,448	0.00%	0.00%	15.17%
Invesco V.I. Main Street Small Cap Fund Series I
2025	$20.17	1,067,871	$21,536,059	0.48%	0.00%	8.70%
2024	18.55	889,496	16,503,005	0.00%	0.00%	12.68%
2023	16.46	749,753	12,344,488	1.52%	0.00%	18.13%
2022	13.94	418,275	5,829,894	0.61%	0.00%	(15.83)%
2021	16.56	362,576	6,004,284	0.41%	0.00%	22.55%
Janus Henderson Enterprise Institutional Shares
2025	$18.80	100,544	$1,890,510	0.21%	0.00%	7.67%
2024	17.46	80,870	1,412,251	0.74%	0.00%	15.61%
2023	15.11	55,021	831,125	0.20%	0.00%	18.07%
2022	12.79	36,682	469,295	0.19%	0.00%	(15.94)%
2021	15.22	16,513	251,331	0.28%	0.00%	16.83%
Janus Henderson Enterprise Service Shares
2025	$64.84	744,163	$48,248,096	0.05%	0.00%	7.41%
2024	60.36	770,380	46,500,125	0.62%	0.00%	15.32%
2023	52.34	612,801	32,074,257	0.08%	0.00%	17.78%
2022	44.44	722,444	32,106,111	0.08%	0.00%	(16.15)%
2021	53.00	748,043	39,646,452	0.24%	0.00%	16.54%
Janus Henderson Mid Cap Value Institutional Shares
01/01/2025-11/05/2025(5)	$19.18	-	$-	0.47%	0.00%	3.41%
12/05/2024 - 12/31/2024	18.55	13	246	6.40%	0.00%	(5.49)%
Janus Henderson Overseas Institutional Shares
2025	$21.83	144,144	$3,146,932	1.49%	0.00%	28.87%
2024	16.94	117,574	1,991,773	1.51%	0.00%	5.84%
2023	16.01	80,459	1,287,869	1.66%	0.00%	10.87%
2022	14.44	43,658	630,271	1.93%	0.00%	(8.60)%
2021	15.80	33,503	529,214	2.46%	0.00%	13.58%
Janus Henderson Overseas Service Shares
2025	$21.19	1,742,127	$36,921,165	1.32%	0.00%	28.58%
2024	16.48	1,907,400	31,439,007	1.34%	0.00%	5.58%
2023	15.61	1,739,316	27,154,051	1.44%	0.00%	10.58%
2022	14.12	1,769,088	24,975,436	1.69%	0.00%	(8.84)%
2021	15.49	1,798,949	27,858,471	1.10%	0.00%	13.29%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
LVIP American Century Inflation Protection Standard Class II
01/01/2025-01/08/2025(5)	$10.66	-	$-	0.00%	0.00%	(0.09)%
2024	10.67	188	2,011	0.76%	0.00%	1.82%
2023	10.48	2,805	29,402	3.85%	0.00%	3.60%
11/22/2022 - 12/31/2022	10.12	1,670	16,897	0.00%	0.00%	0.21%
LVIP American Century Mid Cap Value Standard Class II
2025	$17.85	172,254	$3,074,814	2.12%	0.00%	8.99%
2024	16.38	157,479	2,579,094	2.62%	0.00%	8.73%
2023	15.06	136,941	2,062,695	2.36%	0.00%	6.13%
2022	14.19	88,547	1,256,669	2.33%	0.00%	(1.19)%
2021	14.36	49,027	704,195	1.44%	0.00%	23.20%
LVIP American Century Mid Cap Value Service Class
2025	$37.24	935,017	$34,820,783	1.37%	0.00%	8.83%
2024	34.22	1,259,678	43,104,877	2.41%	0.00%	8.52%
2023	31.53	1,329,129	41,909,060	2.17%	0.00%	6.03%
2022	29.74	1,331,319	39,592,203	2.10%	0.00%	(1.38)%
2021	30.16	1,379,498	41,601,148	1.02%	0.00%	23.02%
Lazard Retirement Global Dynamic Multi-Asset Investor Shares
2025	$14.13	2,932	$41,445	1.21%	0.00%	15.98%
2024	12.19	27,195	331,404	0.00%	0.00%	8.65%
2023	11.22	25,889	290,382	0.00%	0.00%	11.06%
2022	10.10	24,562	248,052	0.24%	0.00%	(17.28)%
03/16/2021 - 12/31/2021	12.21	20,914	255,342	4.24%	0.00%	11.09%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2025	$18.03	103,048	$1,857,886	1.07%	0.00%	15.72%
2024	15.58	95,165	1,482,612	0.00%	0.00%	8.60%
2023	14.35	99,866	1,432,685	0.00%	0.00%	10.81%
2022	12.95	105,258	1,362,686	0.08%	0.00%	(17.38)%
2021	15.67	107,169	1,679,197	2.75%	0.00%	11.94%
Lazard Retirement International Equity Service Shares
2025	$16.65	388,281	$6,464,297	2.02%	0.00%	33.12%
2024	12.51	172,221	2,153,842	3.07%	0.00%	5.63%
2023	11.84	223,556	2,646,945	1.30%	0.00%	15.88%
2022	10.22	221,020	2,258,317	3.82%	0.00%	(15.01)%
2021	12.02	180,005	2,164,035	0.99%	0.00%	5.83%
ClearBridge Variable Growth - Class I
2025	$17.37	30,527	$530,348	0.00%	0.00%	13.32%
2024	15.33	31,217	478,590	0.10%	0.00%	12.80%
2023	13.59	27,080	368,072	0.31%	0.00%	24.42%
2022	10.92	24,976	272,831	0.52%	0.00%	(26.41)%
2021	14.84	9,297	138,013	0.16%	0.00%	10.30%
ClearBridge Variable Mid-Cap - Class I
2025	$16.09	207,362	$3,336,670	0.30%	0.00%	4.35%
2024	15.42	189,484	2,921,995	0.68%	0.00%	10.01%
2023	14.02	144,206	2,021,493	0.14%	0.00%	12.92%
2022	12.41	127,333	1,580,762	0.49%	0.00%	(25.31)%
2021	16.62	52,664	875,379	0.02%	0.00%	28.71%
ClearBridge Variable Mid Cap - Class II
2025	$35.76	393,463	$14,071,073	0.01%	0.00%	4.08%
2024	34.36	439,739	15,109,734	0.38%	0.00%	9.73%
2023	31.31	426,162	13,344,738	0.02%	0.00%	12.62%
2022	27.81	452,756	12,588,974	0.10%	0.00%	(25.50)%
2021	37.32	452,923	16,904,958	0.03%	0.00%	28.39%
ClearBridge Variable Small Cap Growth - Class I
2025	$16.63	156,564	$2,603,977	0.00%	0.00%	9.23%
2024	15.23	139,657	2,126,477	0.00%	0.00%	4.50%
2023	14.57	115,008	1,675,731	0.00%	0.00%	8.40%
2022	13.44	58,177	781,961	0.00%	0.00%	(28.85)%
05/20/2021 - 12/31/2021	18.89	22,077	417,031	0.00%	0.00%	6.78%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Western Asset Variable Global High Yield Bond - Class I
2025	$12.49	119,117	$1,487,434	6.11%	0.00%	9.96%
2024	11.36	159,019	1,805,889	7.70%	0.00%	7.06%
2023	10.61	52,705	559,065	11.20%	0.00%	10.26%
09/01/2022 - 12/31/2022	9.62	752	7,237	See Note (6)	0.00%	1.17%
Western Asset Variable Global High Yield Bond - Class II
2025	$14.94	24,600	$367,643	3.66%	0.00%	9.95%
2024	13.59	63,225	859,388	6.62%	0.00%	6.70%
2023	12.74	53,262	678,524	4.86%	0.00%	9.96%
2022	11.59	63,180	731,994	6.77%	0.00%	(13.87)%
2021	13.45	59,194	796,217	4.69%	0.00%	1.04%
Lord Abbett Bond Debenture Class VC
2025	$15.80	2,171,558	$34,300,280	6.32%	0.00%	8.33%
2024	14.58	2,051,151	29,908,106	5.99%	0.00%	6.72%
2023	13.66	1,856,434	25,364,737	5.54%	0.00%	6.55%
2022	12.82	1,647,692	21,128,277	4.62%	0.00%	(12.80)%
2021	14.71	1,714,906	25,218,575	3.18%	0.00%	3.28%
Lord Abbett Developing Growth Class VC
2025	$42.18	275,923	$11,638,873	0.19%	0.00%	14.59%
2024	36.81	377,891	13,910,287	0.15%	0.00%	22.18%
2023	30.13	423,997	12,774,278	0.00%	0.00%	8.17%
2022	27.85	473,624	13,191,514	0.00%	0.00%	(35.98)%
2021	43.51	541,014	23,538,126	0.00%	0.00%	(2.75)%
Lord Abbett Fundamental Equity Class VC
2025	$40.09	214,078	$8,582,005	0.43%	0.00%	14.29%
2024	35.08	222,141	7,791,710	0.73%	0.00%	16.65%
2023	30.07	229,035	6,886,937	0.59%	0.00%	14.63%
2022	26.23	237,945	6,241,468	1.10%	0.00%	(11.98)%
2021	29.80	243,177	7,247,089	0.87%	0.00%	27.31%
Lord Abbett Total Return Class VC
2025	$12.84	6,768,184	$86,877,316	3.89%	0.00%	7.19%
2024	11.98	8,416,317	100,790,656	5.03%	0.00%	2.66%
2023	11.67	7,262,675	84,723,479	4.57%	0.00%	6.34%
2022	10.97	7,200,099	78,988,980	3.27%	0.00%	(14.05)%
2021	12.76	5,425,740	69,251,584	2.08%	0.00%	(0.24)%
M Capital Appreciation
2025	$192.58	431,553	$83,109,698	0.98%	0.00%	18.06%
2024	163.12	458,704	74,825,942	2.02%	0.00%	9.94%
2023	148.37	552,842	82,025,733	0.46%	0.00%	23.56%
2022	120.08	538,829	64,703,779	0.00%	0.00%	(18.14)%
2021	146.69	537,901	78,904,888	0.00%	0.00%	17.74%
M International Equity
2025	$63.25	1,654,167	$104,631,971	2.37%	0.00%	32.44%
2024	47.76	2,188,481	104,523,929	3.02%	0.00%	3.96%
2023	45.94	1,946,177	89,413,718	3.18%	0.00%	16.00%
2022	39.60	1,854,090	73,430,733	2.72%	0.00%	(14.16)%
2021	46.14	1,894,291	87,396,067	2.48%	0.00%	11.05%
M Large Cap Growth
2025	$186.62	620,152	$115,733,333	0.00%	0.00%	19.61%
2024	156.02	649,633	101,355,814	0.00%	0.00%	25.50%
2023	124.32	667,817	83,023,210	0.00%	0.00%	32.04%
2022	94.16	677,928	63,830,638	0.00%	0.00%	(25.41)%
2021	126.23	672,284	84,862,759	0.00%	0.00%	21.49%
M Large Cap Value
2025	$62.21	1,083,397	$67,401,285	1.92%	0.00%	17.31%
2024	53.03	996,187	52,831,206	1.98%	0.00%	18.63%
2023	44.71	966,442	43,205,538	2.22%	0.00%	7.60%
2022	41.55	992,337	41,227,881	2.06%	0.00%	(1.45)%
2021	42.16	986,020	41,568,299	1.70%	0.00%	30.01%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS Blended Research Small Cap Equity - Initial Class
2025	$19.57	1,849	$36,189	0.95%	0.00%	5.76%
2024	18.51	2,991	55,354	1.05%	0.00%	4.95%
2023	17.63	2,321	40,927	1.01%	0.00%	18.96%
02/23/2022 - 12/31/2022	14.82	393	5,832	0.40%	0.00%	(10.17)%
MFS Global Real Estate - Initial Class
2025
01/01/2024-11/06/2024(5)	$13.72	-	$-	2.53%	0.00%	2.46%
2023	13.39	2,915	39,029	0.91%	0.00%	11.46%
11/22/2022 - 12/31/2022	12.01	1,925	23,126	0.00%	0.00%	(1.92)%
MFS Government Securities - Initial Class
2025	$9.74	8,871	$86,363	4.34%	0.00%	6.99%
2024	9.10	8,035	73,117	3.84%	0.00%	0.77%
2023	9.03	7,306	65,975	2.18%	0.00%	4.15%
2022	8.67	40	348	0.17%	0.00%	(12.26)%
05/19/2021 - 12/31/2021	9.88	3,691	36,471	3.60%	0.00%	0.38%
MFS New Discovery Series - Initial Class
2025	$16.26	298,684	$4,855,194	0.00%	0.00%	12.96%
2024	14.39	195,753	2,816,912	0.00%	0.00%	6.72%
2023	13.48	142,599	1,922,741	0.00%	0.00%	14.41%
2022	11.79	116,661	1,374,861	0.00%	0.00%	(29.76)%
2021	16.78	77,203	1,295,288	0.00%	0.00%	1.80%
MFS New Discovery Series - Service Class
2025	$47.73	842,405	$40,212,187	0.00%	0.00%	12.56%
2024	42.41	837,010	35,496,906	0.00%	0.00%	6.44%
2023	39.84	570,731	22,740,719	0.00%	0.00%	14.25%
2022	34.87	583,823	20,360,331	0.00%	0.00%	(29.99)%
2021	49.82	667,183	33,236,695	0.00%	0.00%	1.57%
MFS Research International - Initial Class
2025	$17.60	152	$2,667	0.27%	0.00%	22.05%
2024	14.42	784	11,307	2.04%	0.00%	3.09%
2023	13.99	5,534	77,423	1.14%	0.00%	13.01%
09/29/2022 - 12/31/2022	12.38	3,014	37,313	0.00%	0.00%	15.27%
MFS Total Return Series - Initial Class
2025	$16.21	123,118	$1,996,167	2.76%	0.00%	11.16%
2024	14.59	113,203	1,651,085	2.58%	0.00%	7.75%
2023	13.54	96,669	1,308,497	2.07%	0.00%	10.44%
2022	12.26	82,080	1,005,966	1.91%	0.00%	(9.58)%
2021	13.55	57,707	782,213	1.50%	0.00%	14.12%
MFS Utilities Series - Initial Class
2025	$16.43	20,845	$342,444	3.54%	0.00%	15.01%
2024	14.28	12,440	177,701	2.33%	0.00%	11.66%
2023	12.79	10,104	129,255	3.57%	0.00%	(2.11)%
2022	13.07	6,896	90,123	3.03%	0.00%	0.76%
2021	12.97	3,153	40,899	1.66%	0.00%	14.09%
MFS Utilities Series - Service Class
2025	$35.06	486,377	$17,053,717	2.74%	0.00%	14.76%
2024	30.55	489,509	14,956,259	2.08%	0.00%	11.34%
2023	27.44	508,647	13,957,580	3.24%	0.00%	(2.33)%
2022	28.10	579,708	16,287,049	2.24%	0.00%	0.48%
2021	27.96	557,262	15,581,825	1.53%	0.00%	13.82%
MFS Value Series - Initial Class
2025	$18.72	447,803	$8,381,602	1.64%	0.00%	13.01%
2024	16.56	421,417	6,979,509	1.65%	0.00%	11.61%
2023	14.84	380,150	5,640,992	1.72%	0.00%	7.93%
2022	13.75	267,243	3,674,149	1.51%	0.00%	(5.91)%
2021	14.61	164,655	2,405,870	1.84%	0.00%	25.45%
MFS Value Series - Service Class
2025	$24.70	1,512,309	$37,347,832	1.41%	0.00%	12.77%
2024	21.90	1,496,529	32,774,215	1.44%	0.00%	11.35%
2023	19.67	1,540,197	30,291,187	1.44%	0.00%	7.63%
2022	18.27	1,531,545	27,984,916	1.16%	0.00%	(6.14)%
2021	19.47	1,734,171	33,761,284	1.14%	0.00%	25.16%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Neuberger Berman AMT Quality Equity Class I
2025	$44.79	231,797	$10,382,079	0.00%	0.00%	13.74%
2024	39.38	155,511	6,123,789	0.27%	0.00%	25.84%
2023	31.29	73,693	2,305,992	0.35%	0.00%	26.90%
2022	24.66	61,513	1,516,850	0.42%	0.00%	(18.45)%
2021	30.24	70,149	2,121,192	0.39%	0.00%	23.48%
Bain Capital Equity Opportunities Fund Class 1 (4)
05/09/2025 - 12/31/2025	$11.39	203,226	$2,314,335	0.00%	0.00%	10.74%
Bain Capital Equity Opportunities Fund Class 2 (4)
05/06/2025 - 12/31/2025	$11.38	478,716	$5,446,589	0.00%	0.00%	11.20%
PIMCO CommodityRealReturn Strategy - Institutional Class
2025	$23.03	1,371	$31,573	3.06%	0.00%	19.07%
2024	19.34	1,469	28,423	2.44%	0.00%	4.34%
2023	18.54	888	16,464	17.71%	0.00%	(7.74)%
12/20/2022 - 12/31/2022	20.09	382	7,670	0.00%	0.00%	0.88%
PIMCO Global Managed Asset Allocation - Advisor Class
2025	$20.40	393,972	$8,038,413	4.34%	0.00%	21.77%
2024	16.76	451,881	7,571,668	3.46%	0.00%	10.75%
2023	15.13	445,261	6,736,285	2.22%	0.00%	12.85%
2022	13.41	449,370	6,024,403	1.92%	0.00%	(18.40)%
2021	16.43	458,217	7,527,894	2.34%	0.00%	12.60%
PIMCO Global Managed Asset Allocation - Institutional Class
2025	$17.82	5,464	$97,376	4.84%	0.00%	22.04%
2024	14.60	5,670	82,806	2.96%	0.00%	11.13%
2023	13.14	13,757	180,783	2.60%	0.00%	13.12%
2022	11.62	12,066	140,165	2.28%	0.00%	(18.17)%
2021	14.20	8,956	127,149	2.17%	0.00%	12.77%
PIMCO Income - Administrative Class
2025	$13.83	5,794,612	$80,166,953	5.15%	0.00%	10.21%
2024	12.55	3,799,726	47,699,174	5.77%	0.00%	5.42%
2023	11.91	914,741	10,892,700	5.18%	0.00%	8.27%
2022	11.00	1,261,667	13,876,684	3.93%	0.00%	(7.69)%
2021	11.92	481,383	5,735,954	2.90%	0.00%	2.00%
PIMCO Long-Term U.S. Government - Institutional Class
2025	$10.95	21,424	$234,599	3.42%	0.00%	6.47%
07/16/2024 - 12/31/2024	10.29	21,818	224,398	2.94%	0.00%	(4.18)%
Royce Micro-Cap Service Class
2025	$28.36	173,633	$4,923,630	0.00%	0.00%	13.58%
2024	24.97	166,319	4,152,393	0.00%	0.00%	13.28%
2023	22.04	174,245	3,840,272	0.00%	0.00%	18.56%
2022	18.59	184,500	3,429,781	0.00%	0.00%	(22.65)%
2021	24.03	287,104	6,900,010	0.00%	0.00%	29.52%
T. Rowe Price Blue Chip Growth - I
2025	$25.80	1,448,063	$37,366,330	0.00%	0.00%	18.74%
2024	21.73	1,061,249	23,063,699	0.00%	0.00%	35.51%
2023	16.04	831,469	13,334,601	0.00%	0.00%	49.29%
2022	10.74	608,082	6,532,340	0.00%	0.00%	(38.50)%
2021	17.47	358,337	6,259,460	0.00%	0.00%	17.62%
T. Rowe Price Blue Chip Growth - II
2025	$104.45	2,233,731	$233,312,650	0.00%	0.00%	18.43%
2024	88.19	2,378,852	209,796,513	0.00%	0.00%	35.17%
2023	65.25	2,582,644	168,505,529	0.00%	0.00%	48.96%
2022	43.80	2,692,089	117,917,811	0.00%	0.00%	(38.66)%
2021	71.41	2,701,478	192,915,011	0.00%	0.00%	17.33%
T. Rowe Price Equity Income - I
2025	$19.57	534,576	$10,460,565	1.68%	0.00%	14.36%
2024	17.11	468,541	8,017,029	1.87%	0.00%	11.70%
2023	15.32	399,596	6,121,111	2.21%	0.00%	9.54%
2022	13.98	249,279	3,485,947	2.03%	0.00%	(3.34)%
2021	14.47	158,982	2,300,096	1.73%	0.00%	25.55%

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
T. Rowe Price Equity Income - II
2025	$45.63	2,345,776	$107,029,880	1.44%	0.00%	14.07%
2024	40.00	2,447,085	97,876,953	1.61%	0.00%	11.38%
2023	35.91	2,687,628	96,515,738	1.89%	0.00%	9.31%
2022	32.85	2,775,532	91,180,905	1.67%	0.00%	(3.59)%
2021	34.07	2,808,577	95,697,910	1.38%	0.00%	25.22%
VanEck VIP Global Resources Initial Class
2025	$32.57	1,045,433	$34,045,939	2.50%	0.00%	36.48%
2024	23.86	1,106,562	26,404,199	2.58%	0.00%	(2.83)%
2023	24.56	1,154,516	28,351,258	2.83%	0.00%	(3.58)%
2022	25.47	1,219,933	31,071,404	1.62%	0.00%	8.39%
2021	23.50	1,360,277	31,963,053	0.43%	0.00%	18.92%
Vanguard VIF Global Bond Index
2025	$11.08	237,732	$2,633,107	2.41%	0.00%	5.69%
2024	10.48	103,886	1,088,663	1.91%	0.00%	2.03%
05/17/2023 - 12/31/2023	10.27	26,827	275,531	0.00%	0.00%	3.39%
Vanguard VIF High Yield Bond
2025	$13.27	939,251	$12,468,442	5.69%	0.00%	9.18%
2024	12.16	685,034	8,328,858	5.15%	0.00%	6.45%
2023	11.42	478,424	5,464,440	3.68%	0.00%	11.67%
2022	10.23	251,818	2,575,713	4.12%	0.00%	(9.36)%
01/13/2021 - 12/31/2021	11.29	114,453	1,291,612	0.14%	0.00%	3.81%
Vanguard VIF Mid-Cap Index
2025	$18.73	4,453,752	$83,439,690	1.11%	0.00%	11.54%
2024	16.80	3,228,673	54,229,980	1.24%	0.00%	15.08%
2023	14.60	2,281,602	33,302,127	1.15%	0.00%	15.83%
2022	12.60	1,258,689	15,860,941	0.90%	0.00%	(18.82)%
2021	15.52	510,086	7,917,856	0.31%	0.00%	24.36%
Vanguard VIF Real Estate Index
2025	$11.81	1,284,597	$15,170,532	2.34%	0.00%	3.11%
2024	11.45	957,809	10,970,139	2.90%	0.00%	4.74%
2023	10.93	662,369	7,242,790	2.11%	0.00%	11.70%
2022	9.79	425,573	4,166,142	1.51%	0.00%	(26.30)%
2021	13.28	156,943	2,084,552	0.80%	0.00%	40.21%
Vanguard VIF Total Bond Market Index
2025	$10.45	615,875	$6,438,844	3.16%	0.00%	6.94%
2024	9.78	496,268	4,851,782	2.71%	0.00%	1.24%
2023	9.66	175,943	1,698,993	1.58%	0.00%	5.58%
09/02/2022 - 12/31/2022	9.15	69,232	633,219	0.00%	0.00%	(2.37)%
Vanguard VIF Total Stock Market Index
2025	$25.27	261,323	$6,603,990	0.87%	0.00%	16.93%
2024	21.61	54,063	1,168,410	1.07%	0.00%	23.71%
2023	17.47	26,436	461,824	1.26%	0.00%	25.95%
09/01/2022 - 12/31/2022	13.87	2,000	27,744	0.00%	0.00%	(2.91)%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced or resumed during 2025 (See Note 1 in Notes to Financial Statements).
(5)	There has been no activity in the Janus Henderson Mid Cap Value Institutional Shares, LVIP American Century Inflation Protection Standard Class II, and MFS Global Real Estate - Initial Class Variable Accounts since November 5, 2025, January 8, 2025, and November 6, 2024, respectively.
(6)	The annualized investment income ratio for the Western Asset Variable Global High Yield Bond - Class I Variable Account was 28.86%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2025, the related statements of operations and statements of changes in net assets for the periods indicated in Appendix A, and the related notes which include financial highlights (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2025, and the results of their operations and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on the Separate Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 13, 2026

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

SA-92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Bond Plus Class I	For the period January 27, 2025 (commencement of operations) through December 31, 2025
Bond Plus Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 27, 2024 (commencement of operations) through December 31, 2024
Core Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Core Income Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Diversified Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Diversified Bond Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
High Yield Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
High Yield Bond Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Inflation Managed Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Inflation Managed Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Intermediate Bond Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Short Duration Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Short Duration Bond Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Total Return Class I (formerly Managed Bond Class I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Total Return Class P (formerly Managed Bond Class P)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Debt Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Debt Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Dividend Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Dividend Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Equity Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Equity Index Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Focused Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hedged Equity Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Core Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Core Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Plus Bond Alpha Class I	For the period December 3, 2025 (commencement of operations) through December 31, 2025

SA-93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Large-Cap Plus Bond Alpha Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 13, 2024 (commencement of operations) through December 31, 2024
Large-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Value Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Plus Bond Alpha Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 29, 2024 (commencement of operations) through December 31, 2024
Mid-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Value Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
QQQ® Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 4, 2024 (commencement of operations) through December 31, 2024
QQQ® Plus Bond Alpha Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 8, 2024 (commencement of operations) through December 31, 2024
Small-Cap Equity Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Equity Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Index Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Plus Bond Alpha Class I	For the period October 6, 2025 (commencement of operations) through December 31, 2025
Small-Cap Plus Bond Alpha Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 18, 2024 (commencement of operations) through December 31, 2024
Small-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Value Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Advantage Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Advantage Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Equity Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 23, 2024 (commencement of operations) through December 31, 2024
International Equity Plus Bond Alpha Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period December 26, 2024 (commencement of operations) through December 31, 2024

SA-94

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
International Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Large-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Large-Cap Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Small-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Small-Cap Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Health Sciences Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Health Sciences Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Real Estate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Real Estate Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Technology Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Technology Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PSF Avantis Balanced Allocation Class I (formerly PSF Avantis Balanced Allocation Class D)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Aggressive Growth Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period July 5, 2024 (commencement of operations) through December 31, 2024
Pacific Dynamix - Aggressive Growth Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period June 24, 2024 (commencement of operations) through December 31, 2024
Portfolio Optimization Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Conservative Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate-Conservative Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Aggressive-Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS American High-Income Trust Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Bond Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS New World Fund® Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA International Small Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA International Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA US Large Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Bond Index Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Bond Index Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Emerging Markets Initial Class	For the period September 12, 2025 (commencement of operations) through December 31, 2025
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-96

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2040 Portfolio℠ Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period March 12, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2050 Portfolio℠ Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period March 12, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2065 Portfolio℠ Initial Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period March 12, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP International Index Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP International Index Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Mid Cap Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Total Market Index Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Total Market Index Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Foreign VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Foreign VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Global Bond VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Global Bond VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. EQV International Equity Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. EQV International Equity Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Invesco® V.I. Global Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Global Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Mid Cap Value Institutional Shares	For the period January 1, 2025 through November 5, 2025	For the period January 1, 2025 through November 5, 2025 and for the period December 5, 2024 (commencement of operations) through December 31, 2024
Janus Henderson Overseas Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Overseas Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Inflation Protection Standard Class II	For the period from January 1, 2025 through January 8, 2025	For the period January 1, 2025 through January 8, 2025 and for the year ended December 31, 2024
LVIP American Century Mid Cap Value Standard Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Mid Cap Value Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Growth - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Mid Cap - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Small Cap Growth - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Western Asset Variable Global High Yield Bond - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Total Return Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M Capital Appreciation	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M International Equity	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M Large Cap Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
M Large Cap Value	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Blended Research® Small Cap Equity - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Global Real Estate - Initial Class	Not Applicable	For the period from January 01, 2024 through November 06, 2024
MFS® Government Securities - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-98

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® New Discovery Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Research International - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Total Return Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Class I (formerly Neuberger Berman Sustainable Equity Class I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Bain Capital Equity Opportunities Class 1	For the period May 9, 2025 (commencement of operations) through December 31, 2025
Bain Capital Equity Opportunities Class 2	For the period May 6, 2025 (commencement of operations) through December 31, 2025
PIMCO CommodityRealReturn® Strategy - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Global Managed Asset Allocation - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Income - Administrative Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Long-Term U.S. Government - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period July 16, 2024 (commencement of operations) through December 31, 2024
Royce Micro-Cap Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income - II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Global Bond Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF High Yield Bond	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Real Estate Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-99

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2025 and 2024 and

for the years ended December 31, 2025, 2024 and 2023,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2025,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2025

and Independent Auditor's Report

INDEPENDENT AUDITOR’S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus—statutory basis as of December 31, 2025 and 2024, and the related statements of operations—statutory basis, capital and surplus—statutory basis, and cash flows—statutory basis for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2025 are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California
March 17, 2026

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2025	2024
ADMITTED ASSETS
Bonds	$91,537	$82,251
Preferred stocks	57	1
Common stocks	754	755
Mortgage loans	21,862	19,596
Real estate	63	70
Cash, cash equivalents and short-term investments	2,431	2,864
Contract loans	8,795	8,527
Derivatives	3,866	3,209
Securities lending reinvested collateral assets	5,523	1,793
Other invested assets	18,554	13,563
Investment income due and accrued	1,117	945
Net deferred tax asset	824	1,009
Other assets	2,070	2,516
Separate account assets	82,989	72,114

TOTAL ADMITTED ASSETS	$240,442	$209,213

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$75,450	$73,036
Liability for deposit-type contracts	37,682	28,797
Transfers to separate accounts due or accrued, net	(776)	(467)
Funds held under coinsurance	15,144	13,259
Other liabilities	12,421	8,275
Asset valuation reserve	2,955	2,050
Separate account liabilities	82,989	72,114
TOTAL LIABILITIES	225,865	197,064
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	2,536
Other surplus adjustments	77	80
Special surplus funds	554	491
Unassigned surplus	9,175	7,557
Surplus notes	2,205	1,455
TOTAL CAPITAL AND SURPLUS	14,577	12,149

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$240,442	$209,213

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
REVENUES
Premiums and annuity considerations	$18,161	$13,678	$3,955
Net investment income	4,640	3,946	3,818
Reserve adjustments on reinsurance ceded	965	(1,023)	(526)
Separate account fees	1,473	1,406	1,329
Other income	525	394	169
TOTAL REVENUES	25,764	18,401	8,745

BENEFITS AND EXPENSES
Current and future policy benefits	22,543	16,624	7,702
Commission expense	1,597	1,563	1,078
Operating expenses	2,081	1,787	1,177
TOTAL BENEFITS AND EXPENSES	26,221	19,974	9,957

NET LOSS BEFORE FEDERAL INCOME TAXES	(457)	(1,573)	(1,212)
Federal income tax expense (benefit)	243	79	(26)

NET LOSS FROM OPERATIONS	(700)	(1,652)	(1,186)
Net realized capital gains less tax	2,266	1,830	1,237

NET INCOME	$1,566	$178	$51

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Other Surplus Adjustments	Special Surplus Funds	Unassigned Surplus	Surplus Notes	Total
BALANCES, JANUARY 1, 2023	$30	$2,536	$91	$328	$7,129	$1,588	$11,702
Net income (loss)				(108)	159		51
Change in net unrealized capital gains (losses) less tax				(32)	113		81
Change in net deferred income tax					94		94
Change in nonadmitted assets					233		233
Change in asset valuation reserve					(252)		(252)
Surplus contributed to separate accounts					(198)		(198)
Other changes in surplus in separate accounts					198		198
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment				26	(5)		21
Net change in surplus notes						(133)	(133)
Other surplus adjustments				17	(14)		3
BALANCES, DECEMBER 31, 2023	30	2,536	83	231	7,457	1,455	11,792
Net income				6	172		178
Change in net unrealized capital gains less tax				176	294		470
Change in net deferred income tax					58		58
Change in nonadmitted assets					147		147
Change in asset valuation reserve					(627)		(627)
Surplus contributed to separate accounts					(120)		(120)
Other changes in surplus in separate accounts					120		120
Other surplus adjustment for derivatives			(3)				(3)
Reinsurance gain deferral					134		134
Other surplus adjustments				78	(78)		—
BALANCES, DECEMBER 31, 2024	30	2,536	80	491	7,557	1,455	12,149
Net income (loss)				(17)	1,583		1,566
Change in net unrealized capital gains (losses) less tax				(29)	504		475
Change in net deferred income tax					(70)		(70)
Change in nonadmitted assets					137		137
Change in asset valuation reserve					(905)		(905)
Surplus contributed to separate accounts					(104)		(104)
Other changes in surplus in separate accounts					117		117
Dividend to parent					(50)		(50)
Other surplus adjustment for derivatives			(3)				(3)
Net change in surplus notes						750	750
Reinsurance gain deferral					517		517
Other surplus adjustments				109	(111)		(2)
BALANCES, DECEMBER 31, 2025	$30	$2,536	$77	$554	$9,175	$2,205	$14,577

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$19,739	$14,884	$15,354
Net investment income	5,735	4,649	3,826
Other income	3,142	878	1,115
Benefits and loss related payments	(18,208)	(15,932)	(14,755)
Net transfers (to) from separate accounts	(2,386)	632	40
Commissions, expenses paid and other deductions	(3,810)	(3,397)	(2,304)
Dividends paid to policyholders	(8)	(8)	(8)
Federal income taxes recovered, net	391	26	4
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,595	1,732	3,272

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	21,655	12,064	6,211
Stocks	188	64	124
Mortgage loans	1,993	1,048	984
Other invested assets	3,568	6,351	5,634
Miscellaneous proceeds	3,030	4,050	2,705
Cost of investments acquired:
Bonds	(30,738)	(18,126)	(9,359)
Stocks	(157)	(72)	(66)
Mortgage loans	(4,239)	(2,344)	(790)
Other invested assets	(7,498)	(8,137)	(6,232)
Miscellaneous applications	(6,472)	(2,209)	(1,986)
Net increase in contract loans	(269)	(339)	(590)
NET CASH USED IN INVESTING ACTIVITIES	(18,939)	(7,650)	(3,365)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	8,236	6,557	2,975
Issuance of surplus note	750
Redemption of surplus notes			(134)
Dividend to parent	(50)
Other cash provided (applied)	4,975	(793)	(618)
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	13,911	5,764	2,223

Net change in cash, cash equivalents and short-term investments	(433)	(154)	2,130
Cash, cash equivalents and short-term investments, beginning of year	2,864	3,018	888

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$2,431	$2,864	$3,018
(Continued)

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
(Continued)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	$83	$81	$112
NON-CASH TRANSACTIONS
Net non-cash premiums ceded in reinsurance transactions	1,505	1,041	11,349
Bond exchanges	1,086	828	629
Other invested assets transferred to affiliated fund	203	95	1,043
Low-income housing tax credit	299	50
Bond interest in-kind received	36	38	1
Asset transfer due to novation of reinsurance treaty	37	564
Transfer of assets between investment types	174	108	123
Premiums received as asset in-kind and interest purchased and transferred to separate account		423
Mortgage loan foreclosed and collateral directly contributed to affiliate		245
Bond dividends received from Pacific Alliance Reinsurance Company of Vermont		49
Federal tax credits received		173	257
Stocks disposed and acquired			184
Assets in-kind received due to sale of Pacific Asset Management, LLC			169
Assets in-kind transferred to Pacific Life & Annuity Company			49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is a stock life insurance company domiciled in the State of Nebraska. The Company is a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company.

The Company and its subsidiaries have primary business operations in the United States consisting of life insurance, annuities, and reinsurance. The Company provides life insurance products, individual annuities and mutual funds, and investment products and services to individuals and businesses.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

During 2024, the Company applied Nebraska Revised Statute 44-2222 to its non-insulated separate account for its registered index-linked annuities product in order to align with how the Company manages and measures the overall general account portfolio. The state prescribed practice allows for assets, other than derivatives, to be transferred between the general account and non-insulated separate account at book value instead of fair value, in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 56, Separate Accounts. For the years ended December 31, 2025 and 2024, there were no assets transferred between the general account and non-insulated separate account.

The NE DOI approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements were calculated based on SSAP No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilized a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilized a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which resulted in a policy reserve less than or equal to the NAIC SAP policy reserve.

The NAIC's Life Actuarial Task Force adopted Amendment Proposal Form 2024-05 for the 2025 Valuation Manual (VM), which allows a monthly determination of the statutory maximum valuation rate for the Company's funding agreements, with domiciliary Commissioner approval. The Company received Commissioner approval to determine statutory maximum valuation rates as described in VM Section II Subsection 3(C) for contracts issued on or after January 1, 2017 (the operative date of the VM), effective January 1, 2025. The Company shall continue to determine statutory maximum valuation rates using the same methodology for future valuations. The Company's permitted practice was no longer used subsequent to December 31, 2024.

The following table reconciles the Company's net income and statutory capital and surplus between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Net income, Nebraska basis	$1,566	$178	$51
State permitted practice:
Change in policy reserves		(8)	21
Net income, NAIC SAP	$1,566	$186	$30

	December 31,
	2025	2024
	(In Millions)
Statutory capital and surplus, Nebraska basis	$14,577	$12,149
State permitted practice:
Change in policy reserves		29
Statutory capital and surplus, NAIC SAP	$14,577	$12,120

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company. Upon inception of the agreement, the Company recognized a funds held under coinsurance balance and a reduction to aggregate reserves. See Note 10.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to Pacific Life Re Global Limited (RGBM), a wholly-owned indirect subsidiary of Pacific LifeCorp domiciled in Bermuda. Upon inception of the agreement, the Company recognized additional funds held under coinsurance balance and a reduction to aggregate reserves. See Note 10.

In August 2025, the Company and its subsidiary Pacific Life & Annuity Company (PL&A) entered into an assumption reinsurance agreement to assume certain annuity obligations of an insolvent insurer. In December 2025, the court was petitioned to approve the agreement and the related transaction. The hearing on the petition is scheduled for March 2026. See Note 10.

Effective September 2025, the Company entered into a modified coinsurance agreement to cede certain group annuities to RGBM. As part of this agreement, the Company recognized a gain in surplus. The Company also amended and restated its September 2024 coinsurance with funds withheld agreement with RGBM to cede an additional block of certain group annuities. As part of the new agreement, the Company recognized a reserve credit and a gain in surplus. See Note 10.

During 2025, the Company determined the balances associated with certain other assets and other liabilities were not properly classified as of December 31, 2024, resulting in an understatement of other assets and other liabilities of $93 million. There was no impact to surplus or net income (loss).

Subsequent to the filing of the Company's 2025 Annual Statement, the Company determined that the disclosure of premiums, considerations or deposits related to separate accounts without guarantees was not properly presented for the year ended December 31, 2025, which resulted in a disclosure understatement of $4.1 billion. The amount was correctly disclosed in the audited financial statements - statutory basis (see Note 17). There was no impact to assets, liabilities, surplus or net income (loss).

The Company has evaluated events subsequent to December 31, 2025 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2025, the Company adopted revisions to SSAP No. 21, Other Admitted Assets, SSAP No. 26, Bonds, SSAP No. 41, Surplus Notes, and SSAP No. 43, Asset-Backed Securities, as part of the Principles-Based Bond Definition Project. These revisions define bonds as any security representing a creditor relationship, whereby there is a fixed schedule for one or more future payments, which qualifies as either an issuer credit obligation or an asset-backed security, previously referred to collectively as loan-backed and structured securities (LBASS). The Company adopted the new guidance on a prospective basis, along with the corresponding changes to disclosures in Notes 3 and 4. Changes in measurement for securities reclassified under the bond definition are reported in surplus as change in net unrealized capital gains (losses) less tax. Securities with a change in measurement basis had a carrying value of $13 million as of December 31, 2024 and resulted in an aggregate surplus impact of $0.4 million.

In January 2024, the NAIC adopted Interpretation 23-04, Scottish Re Life Reinsurance Liquidation Questions, which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. This interpretation is to be applied generically. See Note 10.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), that amends SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) interest maintenance reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the additional revisions adopted in August 2025, this change will be effective until December 31, 2026, and automatically nullified on January 1, 2027, but the effective date can be adjusted. See Note 3 for additional disclosures.

INVESTMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including asset-backed securities, with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Securities that do not meet the definition of a bond are carried at the lower of cost or market and reported as other invested assets.

Asset-backed securities are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For asset-backed securities purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other asset-backed securities, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in common stock of subsidiary, controlled and affiliated (SCA) insurance companies are carried at the statutory capital and surplus of the entity. Investments in non-insurance SCA entities are carried at the audited U.S. GAAP equity of the investee, with adjustments taken based on statutory principles of accounting when required. The carrying value of non-insurance SCAs where an audit was not performed are nonadmitted.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, with a corresponding reduction to unassigned surplus, to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has investments in mutual funds managed by affiliates. Investments in affiliated mutual funds are carried at fair value. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock, preferred stock, and bonds, except for asset-backed securities, are written down to fair value. Investments in asset-backed securities are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell at a realized loss or would be required to sell at a realized loss prior to recovery is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related, including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis, and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees, unamortized premiums and discounts, and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.

The Company accrues interest income on impaired loans and bonds to the extent it is deemed collectible, and the loans and bonds continue to perform under their original or restructured contractual terms. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. The Company generally recognizes interest income on its impaired loans upon receipt. Gross and admitted amounts for interest income due and accrued were $1.1 billion and $945 million as of December 31, 2025 and 2024, respectively. The cumulative amount of paid-in-kind interest included in the principal balance was $77 million and $50 million as of December 31, 2025 and 2024, respectively.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 50 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written down to its fair value through net realized capital gains (losses) less tax.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at their unpaid principal balance.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S. GAAP equity of the investee. These investments include affiliated companies as well as those where the Company has minor ownership interests. These assets are reported in other invested assets with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company records investments in tax credit structures, including remaining unfunded commitments, within other invested assets at amortized cost and amortizes the excess of the carrying value over the estimated residual value into net investment income using the proportional amortization method. The Company records the federal tax credits from investments in tax credit structures as a reduction to federal income tax expense in the year allocated and records state tax credits from investments in tax credit structures as a reduction to operating expenses in the year allocated. The Company recognizes federal and state tax benefits other than tax credits as a component of federal income tax expense and operating expenses, respectively, when allocated.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2025, the cash surrender value was $545 million, which consisted of 51% of stocks, 48% other invested assets, and 1% of cash and short-term investments. As of December 31, 2024, the cash surrender value was $254 million, which consisted of 99% stocks and 1% cash and short-term investments.

DERIVATIVE INSTRUMENTS

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges. To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized capital gains (losses) less tax consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

The carrying value of derivatives is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in net realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or or a deferred liability in other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned surplus and presented separately as special surplus funds. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus funds to unassigned surplus.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. Net negative (disallowed) IMR is admitted up to 10% of adjusted capital and surplus under INT 23-01 and reported in other assets.

NET INVESTMENT INCOME

Net investment income consists of interest, dividend, and accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from SCA entities is described above. Interest expense on surplus notes is also recorded in net investment income.

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method. Group annuity reserves are valued using the CRVM.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.

SEPARATE ACCOUNTS

Separate account assets represent legally segregated funds and are recorded at either fair value or amortized cost. Separate account liabilities represent the Company's contractual obligations based on the provisions of the contracts. All contractual guarantees are recorded in general account aggregate reserves.

Variable universal life, variable annuity, group annuity, and registered index-linked annuity products are classified as separate account products under statutory accounting principles. Variable annuities (individual and group) and variable universal life products are also classified as separate account products under U.S. GAAP. Group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account. Registered index-linked annuities are classified as general account products under U.S. GAAP as the contract is a non-insulated, non-unitized separate account and investment risk is retained by the general account.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FOREIGN CURRENCY

The Company has financial instruments denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes, and its operations are included in the consolidated Federal income tax return of PMHC. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2025 and 2024, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS, AND CASH EQUIVALENTS

The following table presents bonds by asset type in accordance with new guidance adopted January 1, 2025. See Note 4 for information on the Company's fair value measurements.

	Carrying Value	Fair Value	Net Unrealized Gains (Losses)
	(In Millions)
December 31, 2025:
Issuer credit obligations:
U.S. government obligations	$472	$445	($27)
Non-U.S sovereign jurisdiction securities	1,765	1,737	(28)
Municipal bonds - general obligation	436	392	(44)
Municipal bonds - special revenue	2,247	2,089	(158)
Project finance bonds issued by operating entities	3,818	3,732	(86)
Corporate bonds	49,251	46,724	(2,527)
Single entity backed obligations	2,022	1,911	(111)
Bonds issued by funds representing operating entities	3,077	3,009	(68)
Bank loans - acquired	1,846	1,831	(15)
Other issuer credit obligations	20	20
Asset-backed securities:
Agency residential mortgage-backed securities (RMBS) - guaranteed	12	12
Agency commercial mortgage-backed securities (CMBS) - guaranteed	1	1
Agency RMBS - not guaranteed	356	342	(14)
Non-agency RMBS	2,952	2,886	(66)
Non-agency CMBS	4,240	4,115	(125)
Non-agency collateralized obligations	6,944	6,959	15
Other financial asset-backed securities	4,491	4,456	(35)
Equity-backed securities	1,409	1,412	3
Other financial asset-backed securities - not self-liquidating	662	678	16
Lease-backed securities - practical expedient	542	527	(15)
Other non-financial asset-backed securities - practical expedient	870	880	10
Lease-backed securities - full analysis	2,223	2,169	(54)
Other non-financial asset-backed securities - full analysis	1,881	1,878	(3)
Total bonds	91,537	$88,205	($3,332)
Short-term investments	45
Cash equivalents	1,185
Total	$92,767

The following table presents bonds, short-term investments and cash equivalents by asset type in accordance with previous guidance. Short-term investments and cash equivalents were $1.5 billion as of December 31, 2024.

	Carrying Value	Fair Value	Net Unrealized Losses
	(In Millions)
December 31, 2024:
U.S. Government	$1,110	$1,081	($29)
All other governments	943	849	(94)
U.S. states, territories, and possessions	102	88	(14)
U.S. political subdivisions of states, territories, and possessions	186	178	(8)
U.S. special revenue and special assessment obligations	2,273	2,082	(191)
Industrial and miscellaneous	55,504	51,084	(4,420)
Bank loans	1,952	1,926	(26)
Hybrid securities	15	14	(1)
LBASS:
RMBS	1,630	1,501	(129)
CMBS	3,912	3,687	(225)
Other	16,143	15,830	(313)
Total	$83,770	$78,320	($5,450)

The carrying value and fair value of bonds, including those classified as short-term investments and cash equivalents, as of December 31, 2025, by contractual maturity date, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$3,875	$3,848
Due after one year through five years	16,772	16,572
Due after five years through ten years	18,746	18,363
Due after ten years through 20 years	12,981	12,264
Due after 20 years	12,639	10,902
	65,013	61,949
Asset-backed securities	26,583	26,315
Total	$91,596	$88,264

The following table presents the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2025:
Issuer credit obligations	$3,893	$106	$29,677	$3,897	$33,570	$4,003
Asset-backed securities	2,755	15	5,428	484	8,183	499
Total	$6,648	$121	$35,105	$4,381	$41,753	$4,502

December 31, 2024:
U.S. Government	$152	$2	$331	$29	$483	$31
All other governments	383	16	330	84	713	100
U.S. states, territories, and possessions	6		82	14	88	14
U.S. political subdivisions of states, territories, and possessions	14		102	10	116	10
U.S. special revenue and special assessment obligations	327	12	1,011	213	1,338	225
Industrial and miscellaneous	8,115	214	33,255	4,529	41,370	4,743
Bank loans	437	7	403	34	840	41
Hybrid securities			10	2	10	2
LBASS:
RMBS	215	26	781	137	996	163
CMBS	359	5	1,914	232	2,273	237
Other	2,348	57	4,102	386	6,450	443
Total	$12,356	$339	$42,321	$5,670	$54,677	$6,009

The Company has evaluated investments with gross unrealized losses and has determined that the unrealized losses were primarily attributable to interest rate movements and credit spreads. The Company does not intend to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover their amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$95	$57	$76
Mortgage loans		8	183
Real estate			12
Other invested assets	7	3	20
Total	$102	$68	$291

The following table presents all asset-backed securities with an OTTI recognized during the year ended December 31, 2025, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement When Reported
			(In Millions)
G1001#AB2	$25	$6	$19	$6	$6	3/31/2025
62878HAB7	15	13	2	13	13	3/31/2025
62883*AA0	17	15	2	15	15	3/31/2025
62883*AD4	10	9	1	9	9	3/31/2025
62883*AC6	10	8	2	8	8	3/31/2025
62883*AB8	4	3	1	3	3	3/31/2025
62883*AF9	8	7	1	7	7	3/31/2025
44509PAA6	8	6	2	6	6	3/31/2025
872660A*6	39	29	10	29	29	12/31/2025
Total			$40

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents information on bonds with an NAIC 5GI designation:

	December 31, 2025			December 31, 2024
	Number	Carrying Value	Fair Value	Number	Carrying Value	Fair Value
	($ In Millions)
Bonds:
Issuer credit obligations	4	$15	$12
Asset-backed securities	2	2	1
Bank loans				1	$14	$11
LBASS				4	20	17
Total	6	$17	$13	5	$34	$28

The following table presents proceeds from sales of bonds and the resulting gross realized gains and losses:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Proceeds	$9,921	$3,336	$1,747
Gross realized gains	32	10	3
Gross realized losses	113	96	33

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2025. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2025 and 2024 was $5.5 billion and $1.8 billion, respectively. The Company recorded cash collateral received of $5.5 billion and $1.8 billion as of December 31, 2025 and 2024, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2025 and 2024, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2025 and 2024, none was utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$4	$4	$15	$15
30 days or less	1,244	1,244	428	428
31 to 60 days	350	350	350	350
61 to 90 days	2,350	2,350
91 to 120 days	1,575	1,575	1,000	1,000
Total collateral reinvested	$5,523	$5,523	$1,793	$1,793

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 95 days or less.

REPURCHASE AGREEMENTS

The Company has repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company receives sales financing secured by securities as collateral in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are both bilateral and tri-party trades. There were no amounts outstanding under repurchase agreements during the year ended December 31, 2025. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2024 was $20 million, which had a maturity time frame of two days to one week. There were no amounts outstanding under these agreements as of December 31, 2025 and 2024.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the years ended December 31, 2025 and 2024 was zero and $20 million, respectively. There were no outstanding securities sold as of December 31, 2025 and 2024.

The maximum amount of cash collateral received and securities collateral liability under secured borrowing agreements during the years ended December 31, 2025 and 2024 was zero and $20 million, respectively. There was no outstanding cash collateral received as of December 31, 2025 and 2024. There was no outstanding securities collateral liability as of December 31, 2025 and 2024.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by U.S. Treasury securities, U.S. agency securities, U.S. corporate bonds and/or U.S. equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 95 days and are indemnified by the Company's securities lending agent against counterparty default. The Company mitigates risks from counterparty default and price movements of the collateral received by mandating short maturities, applying proper haircuts and monitoring fair values daily.

The Company has a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2025 and 2024. The reverse repurchase agreements used are both bilateral and tri-party trades.

The following table presents the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity:

	Maximum Amount				Ending Balance
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Overnight and continuous	$700	$950	$925	$1,350	$450	$725	$850	$950
30 days or less	150
31 to 90 days	550	1,400	2,000	2,800	150	150	2,000	2,700
Over 90 days	1,825	2,425	2,925	3,925	1,825	2,425	1,175	1,575

December 31, 2024:
Overnight and continuous	$1,025	$860	$590	$475	$400	$300		$400
30 days or less	4,490	3,965	1,600		790	650
31 to 90 days	2,850	2,550	1,500	425	2,250	990		350
Over 90 days				1,000				1,000

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during and as of the periods presented are as follows. None of the bonds acquired were nonadmitted.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Maximum amount	$2,789	$3,622	$4,317	$6,029
Ending balance	2,536	3,471	4,249	5,512

December 31, 2024:
Maximum amount	$4,131	$4,116	$2,196	$1,820
Ending balance	3,608	2,037		1,819

The following table presents the fair value of securities acquired by the Company under reverse repurchase-secured borrowings by NAIC designation:

	None	NAIC 1	NAIC 2	Total
	(In Millions)
December 31, 2025:
Bonds:
Issuer credit obligations		$492	$888	$1,380
Asset-backed securities		3,701		3,701
Common stock	$431			431
Total	$431	$4,193	$888	$5,512

December 31, 2024:
Bonds		$181	$544	$725
LBASS		874		874
Common stock	$220			220
Total	$220	$1,055	$544	$1,819

The following table presents the allocation of aggregate collateral pledged under reverse repurchase-secured borrowings by remaining contractual maturity:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$950	$950	$400	$400
30 days or less
31 to 90 days	2,700	2,700	350	350
Over 90 days	1,575	1,575	1,000	1,000

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Maximum amount	$2,675	$3,450	$4,100	$5,725
Ending balance	2,425	3,300	4,025	5,225

December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Maximum amount	$2,675	$3,450	$4,100	$5,725
Ending balance	2,425	3,300	4,025	5,225

December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed above.

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate carrying value of working capital finance investments (WCFI) by designation:

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
	(In Millions)
December 31, 2025:
WCFI Designation 1	$368		$368
WCFI Designation 2	400		400
Total	$768	$—	$768

December 31, 2024:
WCFI Designation 1	$357		$357
WCFI Designation 2	275		275
Total	$632	$—	$632

The table below presents the aggregate maturity distribution on the underlying working capital finance programs:

	December 31,
	2025	2024
	(In Millions)
Up to 180 days	$670	$612
181 to 365 days	98	20
Total	$768	$632

INVESTMENTS IN SCA ENTITIES

The carrying value of investments in SCA entities consisted of the following:

	December 31,
	2025	2024
	(In Millions)
Common stocks:
PL&A	$622	$600

Other invested assets:
PAH	9,000	6,156
PLFA	47	41
PSD	31	33

Nonadmitted assets:
PAR Vermont	219	145
PBRC	123	133
PGAM	30	31

The Company carries its investment in PL&A, its wholly owned State of Arizona domiciled life insurance common stock subsidiary, based on its underlying audited statutory surplus.

Pacific Asset Holding LLC (PAH) is a wholly owned subsidiary carried based on its audited U.S. GAAP equity. Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance subsidiary 99% owned by the Company and 1% owned by PL&A and is carried based on its underlying audited U.S. GAAP equity. The Company carries its investment in Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity, adjusted to a statutory basis of accounting.

The Company carries its investments in its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. The Company nonadmits the carrying values of PAR Vermont and PBRC due to the use of approved practices in Vermont impacting their admitted assets. Pacific Global Asset Management LLC (PGAM) is a wholly owned non-insurance subsidiary of the Company and is nonadmitted due to an audit not being performed.

The Company also has non-insurance SCA investments that are classified as SSAP No. 97 8b(iii) entities. The table below presents the gross and admitted amounts of these investments. The Company received responses from the NAIC for all required SCA filings, and no SCA investment valuations were disallowed or required to be resubmitted.

	December 31,
	2025		2024
	(In Millions)
Pacific Funds PLFA Large Cap Bond Alpha			$2	(1)
Pacific Funds PLFA QQQ Bond Alpha P			3	(1)
Pacific Funds PLFA QQQ Bond Alpha			3	(1)
PSF ESG Diversified Growth Class I			14	(1)
Pacific Select Funds EQPL	$20	(1)
Pacific Select Fund PLFA LARGE CAP BND A	3	(2)
Pacific Optimization Moderate	2	(2)	1	(2)
Other	1		4
Total	$26		$27

(1) Includes NAIC Sub-1 filing types.

(2) Includes NAIC Sub-2 filing types.

INVESTMENTS IN TAX CREDIT STRUCTURES

Investments in tax credit structures reported in other invested assets were $399 million and $49 million as of December 31, 2025 and 2024. For the year ended December 31, 2025, the Company recognized $15 million of tax benefits related to these investments and $9 million of investment amortization.

Tax credits expected to be generated in future years are as follows:

Amount
(In Millions)
Year Ending December 31:
2026	$24
2027	42
2028	47
2029	48
2030	48
Thereafter	248
Total	$457

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2025:
Farm	6.95%	5.85%
Construction and land development	7.98%	6.64%
Multi-family residential	16.38%	8.25%
Commercial	7.13%	5.38%

Year Ended December 31, 2024:
Farm	7.25%	5.80%
Construction and land development	9.48%	8.72%
Multi-family residential	13.50%	8.75%
Commercial	8.97%	5.90%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% as of December 31, 2025 and 2024, respectively.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2025:
Current	$996	$1,105	$19,516		$21,617
30 to 59 days past due	15	110			125
60 to 89 days past due	7	24			31
90 to 179 days past due		33			33
Over 180 days past due	9	15	32		56
Total	$1,027	$1,287	$19,548	$—	$21,862

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$18		$1,551		$1,569

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2024:
Current	$929	$811	$17,659	$107	$19,506
30 to 59 days past due	10	33			43
60 to 89 days past due		5			5
90 to 179 days past due	2	2			4
Over 180 days past due	4		34		38
Total	$945	$851	$17,693	$107	$19,596

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$1,096	$107	$1,222

(1)	Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $4.0 billion and $3.0 billion as of December 31, 2025 and 2024, respectively.

The Company's investment in impaired commercial mortgage loans was $32 million and $34 million as of December 31, 2025 and 2024, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Impairment loss recorded		$8	$183
Average recorded investment	$32	17	112
Interest income recognized			22
Recorded investment on nonaccrual status	32	34	73
Mortgage loans derecognized as a result of foreclosure	5	245	30
Real estate and other collateral recognized as a result of foreclosure	5	245	30

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans were as follows:

	December 31, 2025		December 31, 2024
	($ In Millions)
Atlantic	$7,306	33%	$6,139	31%
Pacific	6,098	28%	6,101	31%
South Central	2,573	12%	1,938	10%
North Central	2,541	11%	2,192	11%
Mountain	1,925	9%	1,819	9%
New England	1,268	6%	1,258	7%
Canada	151	1%	149	1%
Total	$21,862	100%	$19,596	100%

As of December 31, 2025 and 2024, the carrying value of the largest single commercial loan was $352 million and $456 million, respectively. As of December 31, 2025, the total carrying value of multiple commercial loans with a single sponsor was $584 million. As of December 31, 2024, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $604 million.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DSCR) and loan-to-value (LTV) ratio. The DSCR compares the collateral’s net operating income to its debt service payments. DSCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DSCR indicates a greater excess of net operating income over the debt service cost. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DSCRs. The DSCRs and LTV ratios are updated routinely.

For agricultural mortgage loans, the Company’s primary credit quality indicator is the LTV ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated. The original loan DSCR is reviewed in detail prior to loan funding and is not updated or recalculated unless special circumstances warrant a review.

For residential mortgage loans, the Company reviews performance and credit quality on an on-going basis including loan payment delinquencies and collateral performance. Residential loan credit models are run periodically using updated model inputs. Results are compared to initial loss adjusted returns to actual performance and market level prices, yields and spreads, and each loan is priced monthly. In addition to LTV ratio and borrower income qualifications, the borrower's credit score is considered based on the Fair Isaac Corporation (FICO) model, where applicable. FICO scores can range from 300 to 850, with the higher number indicating a better credit quality. The original loan metrics and borrower information (LTV ratio, FICO score, income verification, and borrower profile) are reviewed in detail prior to purchase and are not updated or recalculated unless special circumstances warrant a review.

The following tables present the recorded investment in mortgage loans by credit quality indicator:

	Commercial		Agricultural
	December 31,		December 31,
	2025	2024	2025	2024
	(In Millions)
LTV ratio:
Less than or equal to 65%	$11,838	$10,842	$1,025	$941
Greater than 65% to 75%	4,951	2,631	2	4
Greater than 75% to 100%	2,581	3,963
Greater than 100%	178	364
Total	$19,548	$17,800	$1,027	$945

DSCR:
Greater than 1.2x	$13,033	$12,458	$692	$679
Greater than 1.0x to 1.2x	1,765	876	296	247
Less than or equal to 1.0x	689	1,035	39	19
Construction (1)	4,061	3,431
Total	$19,548	$17,800	$1,027	$945

	Residential
	December 31,
	2025	2024
	(In Millions)
FICO score:
Greater than 780	$180	$114
Less than or equal to 780	865	502
Not available (2)	52	43
Construction (1)	190	192
Total	$1,287	$851

(1)	Credit quality for construction loans is based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

(2)	Represents loans for which a FICO score is not available or not required, including those underwritten primarily on collateral value, guarantor creditworthiness, borrower liquidity, or loans to foreign nationals without a U.S. credit history.

DEBT RESTRUCTURING

As of December 31, 2025 and 2024, the Company had investments in restructured loans and bonds of $32 million and $34 million, respectively.

The Company did not have any modifications classified as troubled debt restructurings during the years ended December 31, 2025 and 2024. During the year ended December 31, 2023, the Company modified two mortgage loans with a total carrying value of $323 million. The Company granted two term extensions on one of the loans with a carrying value of $291 million during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The loan matured in 2024. The Company granted a term extension of four months on the other loan with a carrying value of $32 million during the year ended December 31, 2023. This loan is in the process of foreclosure. The modifications qualified as troubled debt restructurings, and a total impairment loss of $38 million was recorded.

ADMITTED NEGATIVE (DISALLOWED) IMR

Gross and admitted net negative (disallowed) IMR consisted of the following:

	December 31,
	2025	2024
	(In Millions)
General account	$204	$95
Insulated separate account	7	7
Total	$211	$102

Admitted net negative (disallowed) IMR was 1.79% and 0.94% of adjusted capital and surplus of $11.8 billion and $10.9 billion as of December 31, 2025 and 2024, respectively. Unamortized gains and losses allocated to the IMR related to derivatives recorded at fair value were zero as of December 31, 2025 and $39 million and $36 million, respectively, as of December 31, 2024.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2025
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer credit obligations			$73		$73
Asset-backed securities		$8			8
Total bonds	—	8	73	—	81
Preferred stocks:
Industrial and miscellaneous		3	54		57
Common stocks:
Industrial and miscellaneous			106		106
Affiliates (1)	$26				26
Total common stocks	26	—	106	—	132
Derivatives:
Foreign currency and interest rate swaps		310			310
Equity derivatives	82		3,285		3,367
Total derivatives	82	310	3,285	—	3,677
Other invested assets			5		5
Separate account assets	67,012		595	$3,095	70,702
Total	$67,120	$321	$4,118	$3,095	$74,654

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$975			$975
Equity derivatives			$24		24
Total derivatives	—	975	24	—	999
Separate account liabilities - derivatives (2)		1			1
Total	$—	$976	$24	$—	$1,000

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer obligations		$1	$27		$28
Preferred stocks:
Industrial and miscellaneous			1		1
Common stocks:
Industrial and miscellaneous	$49		79		128
Affiliates (1)	27				27
Total common stocks	76	—	79	—	155
Derivatives:
Foreign currency and interest rate swaps		352			352
Equity derivatives	9		2,815		2,824
Total derivatives	9	352	2,815	—	3,176
Other invested assets			198		198
Separate account assets	62,698			$1,645	64,343
Total	$62,783	$353	$3,120	$1,645	$67,901

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$933			$933
Equity derivatives			$26		26
Total	$—	$933	$26	$—	$959

(1) Consists of mutual funds managed by affiliated entities.

(2) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual tranches (reported in other invested assets), preferred stocks, and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally-developed valuations of fair value did not produce material differences in the fair value of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

DERIVATIVE INSTRUMENTS

Derivative instruments, including those reported in the separate account liabilities, are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company values certain derivatives that are designated as cash flow hedges in the same manner as the hedged item, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency swaps, interest rate swaps and total return swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction.

The fair value of assets in the separate accounts in Level 2 consists of bonds and derivatives based on the valuation methods described above. The fair value of assets in the separate accounts in Level 3 consists of bonds and derivatives based on valuation methods described above and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually or annually. The remaining lockup period ranges from zero to 23 months as of December 31, 2025. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2025.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out	Included in	Included in					December 31,
	2025	Level 3 (1)	of Level 3 (1)	Net Income	Surplus	Purchases	Issuances	Sales	Settlements	2025
	(In Millions)
Bonds:
Issuer credit obligations	$19	$69	($7)	($9)	$1					$73
Asset-backed securities	8	26	(27)	(2)	1				($6)	—
Preferred stocks:
Industrial and misc	1	38			13		$2			54
Common stocks:
Industrial and misc	79			8		$129		($110)		106
Derivatives, net	2,789			1,254	51	1,757			(2,590)	3,261
Other invested assets	198		(2)		5	5			(201)	5
Separate account assets				(32)	129	499		(1)		595
Total	$3,094	$133	($36)	$1,219	$200	$2,390	$2	($111)	($2,797)	$4,094

				Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out	Included in	Included in				December 31,
	2024	Level 3 (1)	of Level 3 (1)	Net Loss	Surplus	Purchases	Sales	Settlements	2024
	(In Millions)
Bonds	$7	$26	($7)		($2)	$1		$2	$27
Preferred stocks:
Industrial and misc	1								1
Common stocks:
Industrial and misc	65			$4		52	($42)		79
Derivatives, net	2,076			1,186	140	1,531	(1)	(2,143)	2,789
Other invested assets	169				2	30		(3)	198
Total	$2,318	$26	($7)	$1,190	$140	$1,614	($43)	($2,144)	$3,094

(1) Transfers in and/or out are recognized at the end of each quarter.

For the year ended December 31, 2025, transfers into Level 3 were primarily due to the decreased availability and use of market observable inputs to estimate fair value. The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of independent pricing services. For the year ended December 31, 2024, transfers into/out of Level 3 were due to carrying value adjustments down to fair value.

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2025
	Fair	Admitted
	Value	Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds:
Issuer credit obligations	$61,890	$64,954		$55,820	$6,070
Asset-backed securities	26,315	26,583		19,943	6,372
Preferred stocks	57	57		3	54
Common stocks (1)	132	132	$26		106
Mortgage loans	21,312	21,862		19,293	2,019
Cash, cash equivalents and short-term investments	2,430	2,431	2,386	43	1
Contract loans	8,795	8,795			8,795
Derivatives, net	2,076	2,860	82	(1,267)	3,261
Securities lending reinvested collateral assets	5,523	5,523		5,523
Other invested assets (1)	1,443	1,480		1,015	428
Separate account assets	82,785	82,989	67,382	10,146	2,162	$3,095
Liabilities:
Liability for deposit-type contracts (2)	38,128	37,584		30,099	8,029
Separate account liability for deposit-type contracts	6	6			6

	December 31, 2024
	Fair	Admitted
	Value	Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds	$76,800	$82,251		$68,079	$8,721
Preferred stocks	1	1			1
Common stocks (1)	155	155	$76		79
Mortgage loans	18,332	19,596		16,875	1,457
Cash, cash equivalents and short-term investments	2,864	2,864	2,844	20
Contract loans	8,527	8,527			8,527
Derivatives, net	1,390	2,173	9	(1,408)	2,789
Securities lending reinvested collateral assets	1,793	1,793		1,793
Other invested assets (1)	1,027	1,076		802	225
Separate account assets	71,598	72,114	62,698	6,849	406	$1,645
Liabilities:
Liability for deposit-type contracts (2)	28,405	28,687		21,482	6,923
Separate account liability for deposit-type contracts	8	8			8

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit. The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2025 and 2024:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse repurchase agreements have fair values that approximate their carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers, WCFIs that are NAIC rated 1 or 2 and investments in tax credit structures. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment. The fair value of investments in tax credit structures is derived using an income valuation approach, based on a discounted cash flow calculation that uses an internally determined discount rate. Therefore, investments in tax credit structures are classified as Level 3.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk and the use of observable inputs, such as quoted prices for identical or similar instruments from third-party pricing services. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates. The fair value of liabilities in the separate accounts in Level 2 consists of derivatives based on the valuation methods described above.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rates, foreign currency, and equity risk, (collectively “market risk”) and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by type. Cash collateral received from or pledged to counterparties is not included in the amounts below. Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

	Notional Amount	Net Carrying Value	Net Fair Value
	(In Millions)
December 31, 2025:
Equity options	$76,632	$3,261	$3,261
Equity futures	2,851	82	82
Foreign currency swaps	11,047	253	63
Interest rate swaps	17,681	(736)	(1,330)
Total	$108,211	$2,860	$2,076

December 31, 2024:
Equity options	$69,335	$2,789	$2,789
Equity futures	2,135	9	9
Foreign currency swaps	8,546	157	11
Interest rate swaps	11,414	(782)	(1,419)
Total	$91,430	$2,173	$1,390

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $2.3 billion as of December 31, 2025 and 2024. Cash collateral pledged to counterparties was $546 million and $609 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company accepted collateral, consisting of various securities, of $1.0 billion and $224 million, respectively, which are held in separate custodial accounts. As of December 31, 2025 and 2024, none of this collateral was repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $82 million and $9 million as of December 31, 2025 and 2024, respectively. Assets pledged to satisfy this requirement for initial margin were $69 million and $86 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company provided collateral in the form of various securities of $1.4 billion and $1.3 billion, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2025, 2024 and 2023, $1.1 billion, $932 million and $841 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2025, 2024 and 2023, the Company recorded $5 million, $12 million and $30 million, respectively, in unrealized capital gains resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 40 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps, exchange-traded futures and equity options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2025			December 31, 2024
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)
	(In Millions)
Equity options	$722		$593	$650		$554
Equity futures	82		65	9		30
Equity total return swaps						(1)
Foreign currency swaps	286	$215	112	352	$151	174
Interest rate swaps	3	129	(108)		119	(73)
Total	$1,093	$344	$662	$1,011	$270	$684

The following table summarizes the impact from derivative instruments not designated as hedging instruments on surplus and results of operations:

	Year Ended December 31, 2025
	Surplus	Net Realized Capital Gains (Losses)	Net Investment Income
	(In Millions)
Equity options	$51	$767	($563)
Equity futures	(40)	(430)
Foreign currency swaps	(130)		22
Interest rate swaps	(9)		(11)
Total	($128)	$337	($552)

	Year Ended December 31, 2024
	Surplus	Net Realized Capital Gains (Losses)	Net Investment Income
	(In Millions)
Equity options	$140	$585	($349)
Equity futures	159	(435)
Equity total return swaps	2		(8)
Foreign currency swaps	25	8	40
Interest rate swaps		29	(5)
Total	$326	$187	($322)

	Year Ended December 31, 2023
	Surplus	Net Realized Capital Gains (Losses)	Net Investment Income
	(In Millions)
Equity options	$250	$164	($262)
Equity futures	(163)	(201)
Equity total return swaps	(2)		(16)
Foreign currency swaps	(80)		19
Interest rate swaps	(1)	(8)	(12)
Total	$4	($45)	($271)

For derivatives with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future premium commitments, derivative fair value with premium commitments and derivative fair value excluding impact of financing premiums:

Premium Payments Due
(In Millions)
Years Ending December 31:
2026	$49
2027	123
2028	25
Total	$197

	December 31,
	2025	2024
	(In Millions)
Undiscounted future premium commitments	$197	$247
Derivative fair value with premium commitments	580	649
Derivative fair value excluding impact of financing premiums	580	649

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedged obligation consists of a portion of the Company's guaranteed benefits on variable annuity contracts, including related minimum benefit guarantees that is sensitive to interest rate movement. Changes in interest rates impact the present value of future product cash flows (discount rate), as well as the value of the investments comprising the account value to be assessed against the guarantee. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities:

	Deferred Assets	Deferred Liabilities
	(In Millions)
Amortization Year:
2026	$48
2027	48
2028	48
2029	48
Thereafter	158
Total	$350	$—

The following table presents the rollforward of future amortization and total deferred balance:

	Years Ended December 31,
	2025	2024
	(In Millions)
Prior year total deferred balance	$396	$214
Current year amortization	(42)	(34)
Current year deferred recognition	(4)	216
Ending deferred balance	$350	$396

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108:

	Years Ended December 31,
	2025	2024
	(In Millions)
Total derivative fair value change		($37)
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108
Other changes
Fair value changes available for applicants under SSAP No. 108	$—	($37)

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned. The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master netting agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master netting agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2025 and 2024, the Company’s financial strength ratings were above the specified level.

The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2025, 2024 and 2023. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.	INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$1,861	$100	$1,961	$1,977	$90	$2,067
Nonadmitted DTAs				205		205
Net admitted DTAs	1,861	100	1,961	1,772	90	1,862
DTLs	139	998	1,137	139	714	853
Net admitted DTAs (DTLs)	$1,722	($898)	$824	$1,633	($624)	$1,009

				Change during 2025
				Ordinary	Capital	Total
				(In Millions)
Gross DTAs				($116)	$10	($106)
Nonadmitted DTAs				(205)		(205)
Net admitted DTAs				89	10	99
DTLs					284	284
Net admitted DTAs (DTLs)				$89	($274)	($185)

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$824		$824	$1,009		$1,009
Adjusted gross DTAs expected to be realized following the balance sheet date	824		824	1,009		1,009
Adjusted gross DTAs allowed per limitation threshold			2,063			1,670
Adjusted gross DTAs offset by gross DTLs	139	$998	1,137	139	$714	853
DTAs admitted as the result of application of SSAP No. 101	$963	$998	$1,961	$1,148	$714	$1,862

				Change during 2025
				Ordinary	Capital	Total
				(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation				($185)		($185)
Adjusted gross DTAs expected to be realized following the balance sheet date				(185)		(185)
Adjusted gross DTAs allowed per limitation threshold						393
Adjusted gross DTAs offset by gross DTLs					$284	284
DTAs admitted as the result of application of SSAP No. 101				($185)	$284	$99

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2025	2024
	($ In Millions)
Ratio percentage	1,073%	1,007%
Amount of adjusted capital and surplus	$13,750	$11,134

As of December 31, 2025 and 2024, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2025	2024	2023	2025-2024	2024-2023
	(In Millions)
Federal income taxes	$243	$79	($26)	$164	$105
Federal income taxes on net capital gains (losses)	64	(8)	57	72	(65)
Other			5		(5)
Total	$307	$71	$36	$236	$35

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2025	2024	Change
	(In Millions)
DTAs:
Ordinary:
Policyholder reserves	$968	$899	$69
Deferred acquisition costs	697	600	97
Tax credit carryforward	99	344	(245)
Compensation and benefits accrual	81	75	6
Fixed assets	5	45	(40)
Policyholder dividend accruals	1	2	(1)
Other	10	12	(2)
Total	1,861	1,977	(116)
Nonadmitted DTAs		205	(205)
Admitted ordinary DTAs	1,861	1,772	89

Capital:
Investments	98	90	8
Net capital loss carry-forward	2		2
Admitted capital DTAs	100	90	10
Admitted DTAs	1,961	1,862	99

DTLs:
Ordinary:
Investments	136	133	3
Other	3	6	(3)
Total	139	139	—

Capital:
Investments	998	714	284

DTLs	1,137	853	284

Net admitted DTAs	$824	$1,009	($185)

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2025	2024	Change
	(In Millions)
Total DTAs	$1,961	$2,067	($106)
Total DTLs	1,137	853	284
Net DTAs	$824	$1,214	(390)
Excluding tax effect of unrealized gains (losses)			75
Change in net deferred income tax			(315)
Tax credits not reflected in change in net deferred income tax			245
Change in net operating deferred income tax			($70)

Federal income tax expense (benefit) is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Provision computed at statutory rate	$364	$31	$1
Tax impact from surplus including reinsurance	90	24	(20)
Taxable derivative gains	23	49	46
Tax impact from affiliates	3	22	(3)
Tax exempt interest	(12)	(9)	(9)
Taxes allocated under tax sharing agreement	(13)	(16)	(19)
Interest accrual	(17)	(25)
Tax credits	(27)	(19)	(18)
Separate account dividends received deduction	(28)	(29)	(26)
Other	(6)	(15)	(10)
Total statutory income tax	$377	$13	($58)

Federal income taxes incurred	$307	$71	$36
Change in net deferred income taxes	70	(58)	(94)
Total statutory income tax	$377	$13	($58)

As of December 31, 2025, the Company had $99 million of tax credit carry-forwards that originated in 2023 and 2024 and expire in 2043 and 2044.

The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status other than the impact from the One Big Beautiful Bill Act (OBBB) discussed below. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
	(In Millions)
2025 estimated		$64
2024
2023		41

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2025.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 was effective January 1, 2023 and imposed a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three‑year average adjusted financial statement income over $1.0 billion. The Company is part of the PMHC consolidated group which has determined that it is an applicable reporting entity for purposes of the CAMT beginning in 2024. CAMT has not been recognized in the Company's financial statements - statutory basis for the years ended December 31, 2025 and 2024 because the PMHC consolidated group's regular tax liability exceeded its CAMT liability.

In July 2025, OBBB was enacted into law. The legislation includes a broad range of tax reform provisions affecting businesses, including extensions and modifications to certain provisions of the Tax Cuts & Jobs Act, as well as expansions and accelerations of provisions under the Inflation Reduction Act. While most provisions are effective January 1, 2026, certain provisions are retroactive to an earlier date in 2025. The Company has evaluated the impact of OBBB and concluded that it does not have a material impact on the financial statements - statutory basis for the year ended December 31, 2025.

7.	BORROWED MONEY

The Company maintains a commercial paper program with $1.0 billion of capacity as of December 31, 2025 and 2024. There was no commercial paper debt outstanding as of December 31, 2025 and 2024. In May 2025, the Company entered into a new senior revolving credit facility with a total borrowing capacity of $1.5 billion, replacing its existing $1.0 billion facility. The new facility includes Pacific Life Re International Limited (RIBM), a wholly-owned indirect subsidiary of Pacific LifeCorp, as an additional borrower and has a maturity date of May 2030. Under the terms of the agreement, the Company and Pacific LifeCorp may borrow up to the full commitment amount, while RIBM may borrow up to $500 million. This facility serves as a back-up line of credit to the commercial paper program. Borrowings under this facility bear interest at variable rates. There were no amounts outstanding as of December 31, 2025 and 2024. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2025.

The Company maintains a reverse repurchase line of credit with an unaffiliated financial institution. There was no debt outstanding in connection with this line of credit as of December 31, 2025 and 2024.

The Company is a member of the Federal Home Loan Bank (FHLB) of Topeka. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company may utilize these funds for spread margin business or as a source of additional liquidity. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $9.2 billion and $7.8 billion as of December 31, 2025 and 2024, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company.

The advances received as additional liquidity under short-term debt arrangements are accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. In addition, the Company issues funding agreements to the FHLB in exchange for cash advances. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	December 31, 2025			December 31, 2024
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
General Account: (1)
Total collateral pledged	$13,286	$13,580	$2,290	$10,930	$11,609	$1,690
Maximum collateral pledged	13,286	13,580	2,290	10,930	11,609	1,690

(1)	The Company has a Subsidiary Collateral and Security Agreement with PAH to pledge certain affiliate collateral to the FHLB on behalf of the Company.

The amount borrowed from the FHLB is as follows:

	December 31, 2025		December 31, 2024
	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	(In Millions)
Funding agreements	$2,290	$2,298	$1,690	$1,696
Total	$2,290	$2,298	$1,690	$1,696

The maximum borrowing from FHLB is as follows:

	General Account
	Years Ended December 31,
	2025	2024
	(In Millions)
Debt	$354	$100
Funding agreements	2,290	1,890
Total	$2,644	$1,990

The Company's debt borrowings from FHLB are not subject to prepayment obligations. The Company's funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2025 and 2024, the Company held $105 million and $78 million, respectively, of restricted FHLB of Topeka stock, primarily consisting of membership Class B stock, which is recorded in common stock. None of the membership stock is eligible for redemption.

In March 2025, the Company entered into an agreement with the Federal Agricultural Mortgage Corporation (Farmer Mac), under which the Company can issue up to $900 million of funding agreements to a subsidiary of Farmer Mac. The Company may utilize these funds for spread margin business or as a source of additional liquidity. As of December 31, 2025, the Company had $100 million of fixed rate funding agreements with Farmer Mac. As of December 31, 2025, agricultural mortgage loans of $896 million were pledged as collateral for the funding agreements.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2025 statutory results, the Company could pay up to $918 million in dividends in 2026 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

The Company paid a $50 million ordinary cash dividend to Pacific LifeCorp during the year ended December 31, 2025. No dividends were paid during the years ended December 31, 2024 and 2023.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented or reduced by cumulative net unrealized gains was $1.7 billion and $1.2 billion as of December 31, 2025 and 2024, respectively.

SPECIAL SURPLUS FUNDS

During the years ended December 31, 2025 and 2024, changes in the balance of special surplus funds from the prior year were due to admittance of negative IMR and unrealized gain/(loss) from derivatives under SSAP No. 108. There were no significant changes in the balance of special surplus funds for the year ended December 31, 2023.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2025	2024
	(In Millions)
2009 Surplus Notes	$300	$300
2013 Surplus Note	406	406
2017 Surplus Notes	749	749
2025 Surplus Notes	750
Total	$2,205	$1,455

2009 Surplus Notes:

In June 2009, the Company issued $1.0 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933. Total interest and principal paid on a cumulative basis was and $1.1 billion and $700 million, respectively, as of December 31, 2025. Interest paid on the 2009 Surplus Notes amounted to $28 million for the years ended December 31, 2025, 2024 and 2023, and is included in net investment income. During the years ended December 31, 2025 and 2024, no principal was paid. In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR). During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2025, total unamortized gains were $76 million. Amortization totaled $3 million for the years ended December 31, 2025, 2024 and 2023.

2013 Surplus Note:

In January 2013, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $275 million and $90 million, respectively, as of December 31, 2025. Interest paid on the 2013 Surplus Note amounted to $12 million, $21 million and $21 million for the years ended December 31, 2025, 2024 and 2023, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2025, 2024 and 2023.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048. Total interest and principal paid on a cumulative basis was $258 million and zero, respectively, as of December 31, 2025. Interest paid on the 2017 Surplus Notes amounted to $32 million for the years ended December 31, 2025, 2024 and 2023, and is included in net investment income. There was no principal paid during the years ended December 31, 2025, 2024 and 2023.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1993. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

2025 Surplus Notes:

In September 2025, with the approval of the Director of the NE DOI, the Company issued $750 million surplus notes at a fixed interest rate of 5.95%, maturing on September 15, 2055 (2025 Surplus Notes). Interest is payable semiannually on March 15 and September 15. The 2025 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933. The Company may redeem all or a portion of the 2025 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2025 Surplus Notes may be made only out of the Company's surplus and with the prior approval of the Director of the NE DOI. The 2025 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

9.	RELATED PARTY TRANSACTIONS

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. Effective March 2024, PL&A provides certain administrative and special services to the Company under an administrative service agreement. For the years ended December 31, 2025, 2024 and 2023, the Company received $158 million, $132 million and $138 million, respectively, for services provided to, and paid $20 million, $17 million, and $16 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2025 and 2024, the Company reported $127 million and $338 million, respectively, due from other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages.

The following table presents capital contributions to subsidiaries:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
PL&A			$49
PAH	$3,850	$2,507	1,061
Total	$3,850	$2,507	$1,110

Distributions to the Company from subsidiaries are summarized below:

	Years Ended December 31,			Years Ended December 31,
	2025	2024	2023	2025	2024	2023
	Net Investment Income			Return of Capital
	(In Millions)
PAH	$409	$50	$212	$1,006	$604	$249
PLFA	78	91	98
PAR Vermont					50
PGAM	32	21		3		40
Total	$519	$162	$310	$1,009	$654	$289

PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $738 million, $582 million and $486 million during the years ended December 31, 2025, 2024 and 2023, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $73 million, $74 million and $69 million, included in commission expense, for the years ended December 31, 2025, 2024 and 2023, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third-party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.8 billion and $3.5 billion as of December 31, 2025 and 2024, respectively. Related to these contracts, the Company received $487 million, $78 million, and $241 million of premiums and annuity considerations and paid $226 million, $219 million and $217 million of current and future policy benefits for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $6.7 billion and $5.9 billion as of December 31, 2025 and 2024, respectively.

The Company has reinsurance agreements with subsidiaries and affiliates. See Note 10.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at a variable interest rate. There were no borrowings outstanding as of 2024. The promissory note matured on March 31, 2025.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2025 and 2024.

The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $3.0 billion including any outstanding loans under other affiliate lending agreements. The amount outstanding under the facility was zero and $200 million at an interest rate of 4.71% as of December 31, 2025 and 2024, respectively.

The Company entered into agreements with Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA, RIBM and RGBM, respectively. The guarantees for PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRA or RIBM and Pacific LifeCorp. PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Management believes that obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

During the years ended December 31, 2025, 2024 and 2023, participants previously covered by a group annuity contract at the Company were transferred to PL&A. As a result, the Company surrendered premium revenue and decreased reserves by $8 million, $51 million and $8 million, respectively.

10.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. These amounts primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2025, 2024 and 2023, premiums assumed were $438 million, $(9) million and $1.0 billion, respectively, and premiums ceded were $5.8 billion, $3.3 billion and $12.7 billion, respectively. As of December 31, 2025 and 2024, reserve credits recorded on ceded reinsurance were $22.5 billion and $19.0 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $321 million and $305 million as of December 31, 2025 and 2024, respectively, of which $75 million and $107 million, respectively, related to affiliates. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $440 million and $370 million as of December 31, 2025 and 2024, respectively, of which $112 million and $99 million, respectively, related to affiliates.

Restricted assets held under modified coinsurance reinsurance agreements and their related liabilities in the general account were $3.1 billion as of December 31, 2025. Restricted assets held under modified coinsurance reinsurance agreements and their related liabilities in the separate account were $1.4 billion as of December 31, 2025.

Restricted assets held under funds withheld reinsurance agreements and their related liabilities in the general account were $13.2 billion as of December 31, 2025.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $4.8 billion and $2.7 billion as of December 31, 2025 and 2024, respectively.

The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S.), Inc. (Scottish Re), a reinsurer whose financial condition deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. Scottish Re's reinsurance recoverable amounts from paid claims incurred prior to the reinsurance contract cancellation and which are not in dispute were $15 million as of December 31, 2025 and 2024, and are reported in other assets. Total amounts recoverable from Scottish Re's estate for claims incurred before the reinsurance contract cancellation and other amounts expected to be recovered were $1 million and $9 million, respectively, as of December 31, 2025 and 2024, and were nonadmitted. The net amount owed to Scottish Re’s estate was $45 million and $46 million as of December 31, 2025 and 2024, respectively, consisting of $60 million of contract claims reported in other liabilities and $15 million of uncollected premiums reported in other assets as of December 31, 2025 and $61 million of contract claims reported in other liabilities and $15 million of uncollected premiums reported in other assets as of December 31, 2024. As of December 31, 2025, timing of expected settlements of the reinsurance recoverables remains uncertain. The Company does not expect the reinsurer's financial deterioration to have a material adverse effect on the Company's financial statements - statutory basis as of December 31, 2025.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group's reinsurance company. Premiums ceded to this producer group amounted to $994 million, $474 million and $423 million for the years ended December 31, 2025, 2024 and 2023, respectively. Direct premiums written or produced by this producer group amounted to $1.6 billion, $497 million and $409 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company has issued policies that have been reinsured by Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company. Wells Fargo & Company provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

Effective April 2023, the Company entered into an agreement with Security Life of Denver Insurance Company to recapture two coinsurance/Yearly Renewable Term (YRT) agreements ceding varying amounts of mortality risk related to specific life business. For the year ended December 31, 2023, the coinsurance/YRT reserves recaptured were $354 million, reported in current and future policy benefits, and the assets received were $215 million, reported in premiums and annuity considerations.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. The reinsurance will be on a coinsurance basis in respect of the Coinsurance Benefits under the Coinsured Policies and on a YRT basis in respect of the YRT benefits under the YRT reinsured policies. The amount of reserve credits taken was $12.2 billion as of December 31, 2024.

In April 2025, the Company executed a novation agreement transferring term life business reinsured from other direct writers to Hannover Life Reassurance Company of America (HLRUS). Under the terms of the novation, HLRUS assumed all of the Company's rights and obligations thereunder and became the direct reinsurer with the ceding companies. The Company derecognized assumed reserves of $113 million, net of the ceded impact of $92 million, offset by a cash settlement of $15 million, for a net gain of $6 million.

In August 2025, the Company and PL&A entered into an Assumption Reinsurance Agreement (the ARA) with Guaranty Association Benefits Company (GABC) pursuant to which the Company and PL&A will assume all of the remaining GABC liabilities previously assumed by GABC under the Restructuring Agreement (as defined below, and such liabilities, the GABC Liabilities) which was approved by the Liquidation Order (as defined below). The GABC Liabilities consist of certain remaining annuity obligations of the insolvent Executive Life Insurance Company of New York (ELNY), as restructured and enhanced under that certain Agreement of Restructuring in Connection with the Liquidation of Executive Life Insurance Company of New York, dated April 2012 (the Restructuring Agreement). In April 2012, the Supreme Court of the State of New York, County of Nassau (the Liquidation Court) entered an Order of Liquidation and Approval of the ELNY Restructuring Agreement (the Liquidation Order), which approved the Restructuring Agreement. The Restructuring Agreement provides that GABC should seek to transfer all of its assumed liabilities to a commercial insurer; hence, GABC entered the ARA with the Company and PL&A.

In December 2025, GABC gave public notice that it has petitioned the Liquidation Court for an order, in furtherance of the Liquidation Order to, inter alia, approve the ARA and the transactions it contemplates. A hearing on the petition is scheduled for March 2026 at the Liquidation Court. The assumption will have no significant impact to the Company's operations or surplus position.

CEDED AFFILIATED REINSURANCE

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation. PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The reinsurance agreement with PBRC is subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement.

The Company has reinsurance agreements with RGBM through which the Company retrocedes statutory reserves for a majority of the underlying YRT treaties on a 100% coinsurance basis to RGBM. As of June 2021, RGBM is recognized as a Reciprocal Jurisdiction Reinsurer in Nebraska.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to RGBM. As of December 31, 2024, the Company recognized a reserve credit of $1.0 billion. The transaction generated a gain, net of tax, of $134 million which was reported in unassigned surplus and will be recognized in future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

Effective September 2025, the Company entered into a modified coinsurance agreement to cede certain group annuities to RGBM. As part of this new agreement, the Company recognized a deferred reinsurance gain in unassigned surplus of $139 million. The Company will recognize these gains in the income statement with corresponding reductions in surplus during future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

Effective September 2025, the Company also amended and restated its existing coinsurance with funds withheld agreement with RGBM, originally effective September 2024, to cede an additional block of certain group annuities. As part of this new agreement, the Company recognized reserve credit of $2.5 billion and a deferred reinsurance gain in unassigned surplus of $200 million. The Company will recognize these gains in the income statement with corresponding reductions in surplus during future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

Effective December 2025, the Company entered into a 100 percent quota share, coinsurance agreement to cede certain term life policies to RGBM. As part of this new agreement, the Company recognized a reserve credit of $389 million and a deferred reinsurance gain in unassigned surplus of $184 million. The Company will recognize these gains in the income statement with corresponding reductions in surplus during future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

The Company has assumed reinsurance agreements with affiliated reinsurer RIBM through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.1 billion and $2.0 billion as of December 31, 2025 and 2024, respectively.

Effective January 2024, an amendment was made to the existing in-force longevity treaties between the Company and RIBM. The Company increased the quota share assumed under the treaties and paid a ceding commission of $221 million to RIBM due to this transaction.

In December 2024, a retrocession treaty between the Company and RIBM was terminated. As of December 31, 2024, the Company derecognized $568 million of reserves and recognized a gain, net of tax, of $5 million.

During 2024, RIBM terminated certain assumed longevity reinsurance agreements in exchange for cash consideration of $81 million. This consideration was retroceded fully to the Company as part of the retrocession arrangement between RIBM and the Company.

11.	EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non-qualified defined benefit plan. As of December 31, 2025 and 2024, the benefit obligation and total liability recognized were $86 million and $80 million, respectively. The accrued benefit costs were $65 million and $63 million and the liability for pension benefits was $21 million and $17 million as of December 31, 2025 and 2024, respectively. The fair value of plan assets as of December 31, 2025 and 2024 was zero. Total net periodic benefit cost was $8 million, $8 million and $14 million for the years ended December 31, 2025, 2024 and 2023, respectively. Amounts in unassigned surplus that have not yet been recognized as components of net period benefit cost consisted of net prior service cost of zero and $1 million and net recognized gains of $21 million and $16 million as of December 31, 2025 and 2024, respectively.

Weighted average assumptions are as follows:

	Years Ended December 31,
Net Periodic Benefit Costs:	2025	2024	2023
Weighted average discount rate	5.10%	5.65%	5.30%
Interest crediting rates/Pre-1994 Retiree Reimbursement Agreement (RRA) subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.20%	5.00%	5.00%

	December 31,
	2025	2024
Projected Benefit Obligations:
Weighted average discount rate	4.90%	5.10%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.45%	5.20%

The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the pension and postretirement plans:

Amount
(In Millions)
Years Ending December 31:
2026	$7
2027	8
2028	9
2029	9
2030	10
2031 through 2035	51

POSTRETIREMENT BENEFIT PLAN

The Company provides a postretirement defined benefit health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2025 and 2024, the benefit obligation and total liability recognized were $4 million. The accrued benefit costs were $4 million and $5 million and the liability (asset) for pension benefits was $1 million and $(1) million as of December 31, 2025 and 2024, respectively. The fair value of the plan assets as of December 31, 2025 and 2024 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 100% of each employee’s contribution, up to a maximum of 5% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $62 million, $58 million and $51 million for the years ended December 31, 2025, 2024 and 2023, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2025 and 2024, the deferred amounts were $190 million and $175 million, respectively. The plan was credited $15 million, $13 million and $11 million for the years ended December 31, 2025, 2024 and 2023, respectively.

12.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2025 and 2024, the Company had $9.0 billion and $12.0 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes, which include the changes in separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, changes in CRVM expense allowances, and changes in additional actuarial reserves for Actuarial Guideline 38, are as follows:

	December 31,
	2025	2024
	(In Millions)
Ordinary
Life insurance	($151)	$111
Individual annuities	14	(4)
Group
Annuities	122	(25)
Total	($15)	$82

As of December 31, 2025 and 2024, there were $18 million and $21 million, respectively, in aggregate reserves for accident and health contracts.

13.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2025
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$14,493	$2,381		$16,874	18%
At book value less current surrender charge of 5% or more (1)	9,589			9,589	10%
At fair value			$51,133	51,133	54%
Total with market value adjustment or at fair value	24,082	2,381	51,133	77,596	82%
At book value without adjustment	9,693			9,693	10%
Not subject to discretionary withdrawal	7,264		3	7,267	8%
Total (gross: direct + assumed)	41,039	2,381	51,136	94,556	100%
Reinsurance ceded	1,143			1,143
Total (net)	$39,896	$2,381	$51,136	$93,413

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$1,464			$1,464

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2025
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
At fair value			$68	$68	0%
Not subject to discretionary withdrawal	$7,265	$10,480		17,745	100%
Total (gross: direct + assumed)	7,265	10,480	68	17,813	100%
Reinsurance ceded	3,440			3,440
Total (net)	$3,825	$10,480	$68	$14,373

Deposit-type Contracts:	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$202		$202	1%
At fair value		$7	7	0%
Total with market value adjustment or at fair value	202	7	209	1%
At book value without adjustment	4,589		4,589	12%
Not subject to discretionary withdrawal	32,891		32,891	87%
Total (gross: direct + assumed)	37,682	7	37,689	100%
Reinsurance ceded
Total (net)	$37,682	$7	$37,689

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2025
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$14,695	$2,381		$17,076	11%
At book value less current surrender charge of 5% or more (1)	9,589			9,589	6%
At fair value			$51,208	51,208	34%
Total with market value adjustment or at fair value	24,284	2,381	51,208	77,873	51%
At book value without adjustment	14,282			14,282	10%
Not subject to discretionary withdrawal	47,420	10,480	3	57,903	39%
Total (gross: direct + assumed)	85,986	12,861	51,211	150,058	100%
Reinsurance ceded	4,583			4,583
Total (net)	$81,403	$12,861	$51,211	$145,475

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2024
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$16,362			$16,362	12%
At book value less current surrender charge of 5% or more (1)	7,795			7,795	6%
At fair value			$48,796	48,796	37%
Total with market value adjustment or at fair value	24,157		48,796	72,953	55%
At book value without adjustment	11,797			11,797	9%
Not subject to discretionary withdrawal	38,202	$8,654	2	46,858	36%
Total (gross: direct + assumed)	74,156	8,654	48,798	131,608	100%
Reinsurance ceded	2,689			2,689
Total (net)	$71,467	$8,654	$48,798	$128,919

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Annuities	$43,716	$42,664
Supplementary contracts with life contingencies	5	6
Deposit-type contracts and funding agreements	37,682	28,797
Subtotal	81,403	71,467

Separate Accounts Annual Statement:
Annuities	64,065	57,444
Other contract deposit funds	7	8
Subtotal	64,072	57,452

Total	$145,475	$128,919

14.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2025
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,511	$2,955	$3,010
Universal life with secondary guarantees	5,439	5,380	8,716
Indexed universal life	226	179	193
Indexed universal life with secondary guarantees	21,462	19,082	21,140
Other permanent cash value life insurance	8,820	9,617	9,946
Variable universal life	3,672	3,626	3,836	$17,951	$17,667	$17,662
Miscellaneous reserves			1

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,805
Disability - active lives (1)			40
Disability - disabled lives			28
Miscellaneous reserves			909
Total (direct + assumed)	42,130	40,839	49,624	17,951	17,667	17,662
Reinsurance ceded			17,913
Total (net)	$42,130	$40,839	$31,711	$17,951	$17,667	$17,662

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,565	$3,025	$3,069
Universal life with secondary guarantees	5,500	5,449	8,634
Indexed universal life	184	138	150
Indexed universal life with secondary guarantees	18,504	16,547	18,308
Other permanent cash value life insurance	9,208	10,006	10,319
Variable universal life	3,649	3,609	3,795	$14,268	$14,053	$14,045
Miscellaneous reserves			1

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,475
Disability - active lives (1)			32
Disability - disabled lives			20
Miscellaneous reserves			899
Total (direct + assumed)	39,610	38,774	46,702	14,268	14,053	14,045
Reinsurance ceded			16,357
Total (net)	$39,610	$38,774	$30,345	$14,268	$14,053	$14,045

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Life insurance section	$30,592	$29,297
Disability - active lives section	645	600
Disability - disabled lives section	18	16
Miscellaneous reserves section	456	432
Subtotal	31,711	30,345

Separate Accounts Annual Statement:
Life insurance section	17,662	14,045
Total	$49,373	$44,390

15.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2025		December 31, 2024
	Gross	Net of Loading	Gross	Net of Loading
	(In Millions)
Ordinary new business	($17)	($51)	($2)	($36)
Ordinary renewal	(341)	(348)	95	87
Group annuity	36	36	54	54
Total	($322)	($363)	$147	$105

16.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and amortization and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation and amortization expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation and amortization expense related to EDP equipment and non-operating software amounted to $35 million, $30 million and $25 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2025	2024
	(In Millions)
EDP equipment	$32	$39
Non-operating system software	393	367
Total	425	406
Accumulated depreciation and amortization	255	236
Net	170	170
Nonadmitted	167	164
Net admitted	$3	$6

17.	SEPARATE ACCOUNTS

The Company utilizes an insulated separate accounts to record and account for assets and liabilities related to variable annuities (individual and group), variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain separate accounts. In addition, the Company has a non-insulated separate account for registered index-linked annuities.

In accordance with the products recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The assets legally insulated and not legally insulated from the general account are attributed to the following products:

	December 31, 2025		December 31, 2024
	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
	(In Millions)
Variable annuities	$52,050		$49,643
Variable universal life	17,957		14,396
Group annuities	9,818		8,075
Registered index-linked annuities		$3,164
Total	$79,825	$3,164	$72,114	$—

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. Asset adequacy testing includes variable universal life, group annuities, and variable annuities, excluding registered index-linked annuities, separate accounts.

The Company has separate accounts with guarantees comprised of registered index-linked annuities and the group annuities business where the general account guarantees annuity payments if the separate account is unable to do so. Registered index-linked annuities assets are carried at amortized cost, and the related reserves are non-indexed with a guarantee of 4% or less subject to discretionary withdrawal with market value adjustment. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required.The Company's separate accounts without guarantees consist of the variable annuities and variable universal life businesses, with assets carried at fair value.

To compensate the general account for the risk taken, the separate account paid risk charges for the years ended December 31, 2025, 2024, 2023, 2022 and 2021 of $341 million, $347 million, $355 million, $352 million and $347 million, respectively.

For the years ended December 31, 2025, 2024, 2023, 2022 and 2021, the general account paid $11 million, $15 million, $31 million, $35 million and $10 million, respectively, toward the separate account guarantees.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value:

	December 31,
	2025	2024
	(In Millions)
Assets held at amortized cost	$12,287	$8,075
Fair value	12,090	7,566
Unrecorded unrealized gain (loss)	(197)	(509)

Information regarding the separate accounts of the Company is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Year Ended December 31, 2025				Year Ended December 31, 2024
	(In Millions)
Premiums, considerations or deposits	$2,355	$2,122	$6,781	$11,258		$2,375	$5,260	$7,635

	December 31, 2025				December 31, 2024
Reserves for accounts with assets at:	(In Millions)
Fair value			$68,873	$68,873			$62,843	$62,843
Amortized cost	$5,241	$7,620		12,861	$3,009	$5,645		8,654
Total	$5,241	$7,620	$68,873	$81,734	$3,009	$5,645	$62,843	$71,497

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$2,381			$2,381
At fair value			$68,870	68,870			$62,841	$62,841
Total with market value adjustment or at fair value	2,381	—	68,870	71,251	—	—	62,841	62,841
Not subject to discretionary withdrawal	2,860	7,620	3	10,483	$3,009	$5,645	2	8,656
Total	$5,241	$7,620	$68,873	$81,734	$3,009	$5,645	$62,843	$134,338

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$11,258	$7,632	$5,884
Transfers from separate accounts	9,284	7,938	5,928
Net transfers to (from) separate accounts	1,974	(306)	(44)
Reconciling adjustments:
Net lag gain (loss) for annuities in general account only		2	(1)

Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$1,974	($304)	($45)

For the year ended December 31, 2025, assets transferred as a sale for cash from the general account to the separate account were $156 million.

The Company does not engage in securities lending transactions or enter into repurchase or reverse repurchase agreements within the separate account.

18.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2025, the Company had $2.6 billion and $60 million of outstanding mortgage loan commitments in the general account and separate account, respectively, which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2025, the Company had $8.6 billion of commitments to fund investments in SCA entities, joint ventures, partnerships or limited liability companies.

As of December 31, 2025, the Company has commitments or contingent commitments related to investments in tax credit structures expected to be paid in the following years:

Amount
(In Millions)
Year Ending December 31:
2026	$87
2027	108
2028	108
2029	9
2030	2
Thereafter	19
Total	$333

As of December 31, 2025, the Company had $3.8 billion and $102 million of outstanding contractual obligations to acquire private placement securities for the general account and separate account, respectively.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California and Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $9 million, $15 million and $12 million for the years ended December 31, 2025, 2024 and 2023, respectively. Aggregate minimum future commitments are as follows:

Amount
(In Millions)
Year Ending December 31:
2026	$10
2027	10
2028	9
2029	9
2030 and thereafter	65
Total	$103

Certain rental commitments have renewal options extending through the year 2038. Some of these renewals are subject to adjustments in future periods.

CONTINGENCIES - LITIGATION

In the ordinary course of business, the Company is a respondent in a number of legal proceedings. Although the Company is confident of its position and the likelihood of an unfavorable outcome is low, it remains possible that a judge or jury could rule against the Company. It is the opinion of management, that such an outcome would be unlikely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for probable and reasonably estimable losses for litigation claims against the Company, if any.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of tax reform legislation in December 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by breaches of representations, warranties or covenants provided by the Company, among other things. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The Company is also subject to state and federal regulatory inquiries and examinations from time to time, which could result in fines or penalties. Because the amounts of these types of indemnifications and regulatory actions are often not explicitly stated, the overall maximum amount of the obligations under such indemnifications and regulatory actions cannot be reasonably stated. The Company has not historically made material payments for these types of indemnification and regulatory actions. However, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters, if any, are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments, and contractual provisions including a crediting rate reset that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was $4 million and $9 million, respectively. As of December 31, 2025 and 2024, the related premium tax receivable was $27 million and $36 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to subsidiaries and affiliates.

See Note 10 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F S E L E C T E D F I N A N C I A L D A T A

A S O F A N D F O R T H E Y E A R E N D E D D E C E M B E R 3 1 , 2 0 2 5

(In Millions)

Investment Income Earned
U.S. Government bonds
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	$4,294
Bonds of affiliates
Preferred stocks (unaffiliated)	3
Preferred stocks of affiliates
Common stocks (unaffiliated)	9
Common stocks of affiliates
Mortgage loans	1,096
Real estate	25
Contract loans	386
Cash, cash equivalents and short-term investments	129
Derivative instruments	(1,681)
Other invested assets	786
Aggregate write-ins for investment income	(35)
Gross Investment Income	$5,012

Real Estate Owned - Book Value less Encumbrances	$63

Mortgage Loans - Book Value:
Farm mortgages	$1,027
Residential mortgages	1,287
Commercial mortgages	19,548
Mezzanine
Total Mortgage Loans	$21,862

Mortgage Loans By Standing - Book Value:
Good standing	$21,773
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure	$10
Foreclosure in process	$79

Other Long-Term Assets - Statement Value	$17,469
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks	$990

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$6,615
Over 1 year through 5 years	27,096
Over 5 years through 10 years	27,440
Over 10 years through 20 years	15,329
Over 20 years	15,116
No maturity date
Total by Maturity	$91,596

Bonds by NAIC Designation - Statement Value:
NAIC 1	$45,221
NAIC 2	41,607
NAIC 3	3,809
NAIC 4	747
NAIC 5	79
NAIC 6	133
Total by NAIC Designation	$91,596

Total Bonds Publicly Traded	$33,771
Total Bonds Privately Placed	$57,825
Preferred Stocks - Book/Adjusted Carrying Value	$57
Common Stocks - Fair Value	$1,096
Short-term Investments - Book/Adjusted Carrying Value	$45
Options, Caps & Floors Owned - Statement Value	$3,261
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($483)
Futures Contracts Open - Current Value	$151
Cash Equivalents	$1,185
Cash on Deposit	$1,201

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$230,364
Credit Life
Group Life	$7

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$36

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$18,977
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary
Not Involving Life Contingencies - Amount on Deposit	$16
Not Involving Life Contingencies - Income Payable	$1
Involving Life Contingencies - Income Payable	$1
Group
Not Involving Life Contingencies - Amount on Deposit
Not Involving Life Contingencies - Income Payable
Involving Life Contingencies - Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,096
Deferred - Fully Paid Account Balance	$31,459
Deferred - Not Fully Paid - Account Balance	$40
Group
Amount of Income Payable	$1,439
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$2
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$37,645
Dividend Accumulations - Account Balance	$21

Claim Payments 2025:
Group Accident and Health - Year Ended December 31, 2025
2025
2024
2023
2022
2021
Prior

Other Accident and Health
2025	$3
2024
2023
2022
2021
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2025
2024
2023
2022
2021
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L S U M M A R Y I N V E S T M E N T S C H E D U L E

D E C E M B E R 3 1 , 2 0 2 5

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Issuer credit obligations:
U.S. government obligations	$472	0.31%	$472		$472	0.31%
Non-U.S. sovereign jurisdiction securities	1,765	1.15%	1,765		1,765	1.15%
Municipal bonds - general obligations (direct & guaranteed)	436	0.28%	436		436	0.28%
Municipal bonds - special revenue	2,247	1.46%	2,247		2,247	1.46%
Project finance bonds issued by operating entities	3,818	2.48%	3,818		3,818	2.49%
Corporate bonds	49,251	32.02%	49,251		49,251	32.10%
Single entity backed obligations	2,022	1.32%	2,022		2,022	1.32%
Bond issued by funds representing operating entities	3,077	2.00%	3,077		3,077	2.01%
Bank loans - acquired	1,846	1.20%	1,846		1,846	1.20%
Other issuer credit obligations	20	0.01%	20		20	0.01%
Total issuer credit obligations	64,954	42.23%	64,954	—	64,954	42.33%

Asset-backed securities:
Financial asset-backed securities – self-liquidating	18,996	12.35%	18,996		18,996	12.38%
Financial asset-backed securities – not self-liquidating	2,071	1.34%	2,071		2,071	1.35%
Non-financial asset-backed securities	5,516	3.59%	5,516		5,516	3.59%
Total asset-backed securities	26,583	17.28%	26,583	—	26,583	17.32%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	57	0.04%	57		57	0.04%
Total preferred stocks	57	0.04%	57	—	57	0.04%

Common stocks:
Industrial and miscellaneous - other (unaffiliated)	106	0.07%	106		106	0.07%
Parent, subsidiaries and affiliates - publicly traded	26	0.01%	26		26	0.02%
Parent, subsidiaries and affiliates - other	964	0.63%	622		622	0.40%
Total common stocks	1,096	0.71%	754	—	754	0.49%
(Continued)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
(Continued)
Mortgage loans:
Farm mortgages	$1,027	0.67%	$1,027		$1,027	0.67%
Residential mortgages	1,287	0.83%	1,287		1,287	0.84%
Commercial mortgages	19,548	12.71%	19,548		19,548	12.74%
Total mortgage loans	21,862	14.21%	21,862	—	21,862	14.25%

Real estate:
Properties occupied by company	63	0.04%	63		63	0.04%
Total real estate	63	0.04%	63	—	63	0.04%

Cash, cash equivalents and short-term investments:
Cash	1,201	0.78%	1,201	$4	1,205	0.78%
Cash equivalents	1,185	0.77%	1,185	5,519	6,704	4.37%
Short-term investments	45	0.03%	45		45	0.03%
Total cash, cash equivalents and short-term investments	2,431	1.58%	2,431	5,523	7,954	5.18%

Contract loans	8,797	5.72%	8,795		8,795	5.73%
Derivatives	3,866	2.52%	3,866		3,866	2.52%
Receivables for securities **	249	0.16%	249		249	0.16%
Securities lending	5,523	3.59%	5,523
Other invested assets	18,336	11.92%	18,305		18,305	11.94%
Total invested assets	$153,817	100.00%	$153,442	$5,523	$153,442	100.00%

* Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

** Included in Other invested assets in the Annual Statement.

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F I N V E S T M E N T R I S K I N T E R R O G A T O R I E S

D E C E M B E R 3 1 , 2 0 2 5

1.	The Company's total admitted assets, excluding separate accounts, as reported in the statements of admitted assets, liabilities and capital and surplus (Total Admitted Assets) were $157.5 billion as of December 31, 2025.

2.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
AMAPS 2 LLC (Bonds)	$650	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	622	0.4%
Commercial loan (Mortgage Loan)	584	0.4%
Commercial loan (Mortgage Loan)	550	0.3%
Commercial loan (Mortgage Loan)	534	0.3%
Commercial loan (Mortgage Loan)	475	0.3%
Commercial loan (Mortgage Loan)	441	0.3%
Commercial loan (Mortgage Loan)	440	0.3%
Commercial loan (Mortgage Loan)	415	0.3%
Commercial loan (Mortgage Loan)	407	0.3%

3.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

		Percentage			Percentage
		of Total			of Total
	(In Millions)	Admitted Assets		(In Millions)	Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$45,221	28.7%	NAIC 1
NAIC 2	41,607	26.4%	NAIC 2	$3	0.0%
NAIC 3	3,809	2.4%	NAIC 3	38	0.0%
NAIC 4	747	0.5%	NAIC 4
NAIC 5	79	0.1%	NAIC 5
NAIC 6	133	0.1%	NAIC 6	16	0.0%

4.	Assets held in foreign investments totaled $24.9 billion, which represents 15.8% of Total Admitted Assets.

5.	The aggregate foreign investment exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$21,764	13.8%
Countries designated NAIC 2	2,061	1.3%
Countries designated NAIC 3 or below	1,060	0.7%

6.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$6,975	4.4%
Country: United Kingdom (Great Britain)	3,814	2.4%
Countries designated NAIC 2
Country: Mexico	783	0.5%
Country: Peru	293	0.2%
Countries designated NAIC 3 or below
Country: Colombia	284	0.2%
Country: Brazil	274	0.2%

7.	The aggregate unhedged foreign currency exposure totaled $268 million, which represents 0.2% of Total Admitted Assets.

8.	The aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$268	0.2%

9.	The largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Switzerland	$103	0.1%
Country: United Kingdom (Great Britain)	76	0.0%

10.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

			Percentage
			of Total
NAIC Designation	Issuer	(In Millions)	Admitted Assets
2.B PL	Oak Holdings 2 GmbH	$294	0.2%
1.E FE/2.A FE/2.B FE	BPCE S.A.	254	0.2%
2.A PL	DFMG Holdings GmbH	236	0.1%
2.B FE/2.C FE	Societe Generale Societe Anonyme	233	0.1%
1.G FE/2.A FE	BNP Paribas SA	221	0.1%
2.A FE	Barclays PLC	203	0.1%
2.B PL/2.C FE/2.C PL	XpFibre Groupe	171	0.1%
1.G FE/2.A FE	HSBC Holdings PLC	171	0.1%
2.A FE/3.A FE	Vitality Re Limited	166	0.1%
1.E FE/1.G FE/2.A FE	Banco Santander, S.A.	165	0.1%

11.	The amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets.

12.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

13.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests are as follows:

		Percentage
		of Total
Issuer	(In Millions)	Admitted Assets
Pacific Asset Holding LLC	$9,000	5.7%
Pacific Life & Annuity Company	622	0.4%
Pacific Private Equity Opportunities Fund IV, L.P.	470	0.3%
Pacific Private Equity Opportunities Fund V, L.P.	412	0.3%
Pacific Private Equity Opportunities Fund III, L.P.	410	0.3%
Pacific Private Credit Opportunities Fund II, L.P.	386	0.2%
Pacific Private Equity Fund II-A, L.P.	324	0.2%
Pacific Co-Invest Opportunities Fund II, L.P.	201	0.1%
Pacific Private Credit Fund V, L.P.	176	0.1%
Pacific Private Credit Fund IV, L.P.	137	0.1%

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified
	(In Millions)
R4 Housing Partners	$265	$265
Aristotle	261	261
Brookfield	147	147
Blackrock	144	144
Avanath AH Renaissance GP LLC	143	143
Carlyle	138	138
Manulife Investment Management	126	126
Red Stone Equity	125	125
Strategic Partners	116	116
Ares	91	91

15.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

16.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

		Percentage
		of Total
Type (Residential, Commercial, Agricultural)	(In Millions)	Admitted Assets
Commercial loan	$550	0.3%
Commercial loan	407	0.3%
Commercial loan	375	0.2%
Commercial loan	360	0.2%
Commercial loan	352	0.2%
Commercial loan	345	0.2%
Commercial loan	335	0.2%
Commercial loan	334	0.2%
Commercial loan	333	0.2%
Commercial loan	290	0.2%

b.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$4,251	2.7%
Mortgage loans over 90 days past due	10	0.0%
Mortgage loans in the process of foreclosure	79	0.1%
Mortgage loans foreclosed	5	0.0%

17.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2025 are as follows:

		Percentage		Percentage		Percentage
		of Total		of Total		of Total
	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$630	0.4%
91% to 95%			331	0.2%
81% to 90%			1,175	0.7%
71% to 80%	$110	0.1%	3,236	2.1%
Below 70%	1,177	0.7%	14,176	9.0%	$1,027	0.7%

18.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

19.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

20.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Securities lending agreements	$5,523	3.5%	$2,567	$3,391	$4,108

21.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

		Percentage		Percentage
	December 31,	of Total	December 31,	of Total
	2025	Admitted Assets	2025	Admitted Assets
	($ In Millions)
	Owned:		Written:
Hedging	$3,261	2.1%

22.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$497	0.3%	$398	$455	$495

23.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$151	0.1%	$176	$186	$149

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F R E I N S U R A N C E D I S C L O S U R E S

D E C E M B E R 3 1 , 2 0 2 5

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and are accounted for the contract as reinsurance under NAIC SAP and as a deposit under U.S. GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and accounted for the contract as reinsurance under U.S. GAAP and as a deposit under NAIC SAP.